                                                                   THE VARIABLE
                                                                        ANNUITY
                                                                       CONTRACT

                                                                      ISSUED BY

                                      FIRST METLIFE INVESTORS INSURANCE COMPANY

                                                                            AND

                           FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                                           MARQUIS PORTFOLIOS


                                                               NOVEMBER 7, 2005


       This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Insurance Company (First MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.

    The annuity contract has 43 investment portfolios listed below. You can put your money in any of these investment portfolios.

AMERICAN FUNDS INSURANCE SERIES (CLASS 2):
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund

CAPITAL APPRECIATION FUND

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST (CLASS 2):

   Mutual Shares Securities Fund
   Templeton Developing Markets
     Securities Fund
   Templeton Foreign Securities Fund

GREENWICH STREET SERIES FUND:
   Appreciation Portfolio
   Fundamental Value Portfolio

LAZARD RETIREMENT SERIES, INC.:
   Lazard Retirement Small Cap Portfolio

MET INVESTORS SERIES TRUST (CLASS B):
   Legg Mason Value Equity Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Van Kampen Comstock Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B):
   Salomon Brothers U.S. Government Portfolio

SALOMON BROTHERS VARIABLE SERIES FUNDS INC (CLASS I):
   High Yield Bond Fund
   Investors Fund
   Small Cap Growth Fund

SMITH BARNEY INVESTMENT SERIES:
   Smith Barney Dividend Strategy Portfolio

SMITH BARNEY MULTIPLE DISCIPLINE TRUST:
   Multiple Discipline Portfolio -- All Cap Growth and Value
   Multiple Discipline Portfolio -- Large Cap Growth and Value

THE TRAVELERS SERIES TRUST:
   AIM Capital Appreciation Portfolio
   Equity Income Portfolio
   Federated High Yield Portfolio
   Large Cap Portfolio
   Mercury Large Cap Core Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Pioneer Fund Portfolio
   Pioneer Mid Cap Value Portfolio
   Style Focus Series: Small Cap Growth Portfolio
   Style Focus Series: Small Cap Value Portfolio
   Travelers Managed Income Portfolio
   U.S. Government Securities Portfolio

TRAVELERS SERIES FUND INC.:
   Smith Barney Aggressive Growth Portfolio
   Smith Barney Large Capitalization Growth Portfolio
   Smith Barney Money Market Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II):
   Van Kampen LIT Emerging Growth Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.

To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated November 7, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 43 of this prospectus. For a free copy of the SAI, call us at (800) 842-9325, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.


The contracts:
..   are not bank deposits
..   are not FDIC insured
..   are not insured by any federal government agency
..   are not guaranteed by any bank or credit union
..   may be subject to loss of principal
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


November 7, 2005

                             TABLE OF CONTENTS PAGE

           INDEX OF SPECIAL TERMS...............................  4

           HIGHLIGHTS...........................................  5

           FEE TABLES AND EXAMPLES..............................  6

           1. THE ANNUITY CONTRACT.............................. 12
               Market Timing.................................... 12

           2. PURCHASE.......................................... 12
               Purchase Payments................................ 12
               Termination for Low Account Value................ 13
               Allocation of Purchase Payments.................. 13
               Free Look........................................ 13
               Accumulation Units............................... 13
               Account Value.................................... 14
               Replacement of Contracts......................... 14

           3. INVESTMENT OPTIONS................................ 14
               Transfers........................................ 17
               Automatic Rebalancing Program.................... 19
               Marquis Asset Allocation Program................. 20
               Voting Rights.................................... 21
               Substitution of Investment Options............... 21

           4. EXPENSES.......................................... 22
               Product Charges.................................. 22
               Account Fee...................................... 22
               Guaranteed Minimum Income Benefit -- Rider
               Charge........................................... 22
               Guaranteed Withdrawal Benefit -- Rider Charge.... 23
               Withdrawal Charge................................ 23
               Premium and Other Taxes.......................... 23
               Transfer Fee..................................... 23
               Income Taxes..................................... 24
               Investment Portfolio Expenses.................... 24

           5. ANNUITY PAYMENTS
              (THE INCOME PHASE)................................ 24
               Annuity Date..................................... 24
               Annuity Payments................................. 24
               Annuity Options.................................. 24
               Guaranteed Minimum Income Benefit................ 26
               Description of GMIB.............................. 26
               GMIB and Qualified Contracts..................... 27

                                      PAGE

           6. ACCESS TO YOUR MONEY............................... 28
               Systematic Withdrawal Program..................... 28
               Suspension of Payments or Transfers............... 28

           7. LIVING BENEFITS.................................... 29
               Guaranteed Withdrawal Benefit..................... 29
               Description of the Principal Guarantee............ 29
               Description of Principal Guarantee Value.......... 32

           8. PERFORMANCE........................................ 33

           9. DEATH BENEFIT...................................... 33
               Upon Your Death................................... 33
               Standard Death Benefit -- Principal Protection.... 33
               Optional Death Benefit -- Annual Step-Up.......... 34
               General Death Benefit Provisions.................. 34
               Spousal Continuation.............................. 35
               Death of the Annuitant............................ 35
               Controlled Payout................................. 35

           10. FEDERAL INCOME TAX STATUS......................... 35
               Taxation of Non-Qualified Contracts............... 35
               Taxation of Qualified Contracts................... 37
               Foreign Tax Credits............................... 40
               Possible Tax Law Changes.......................... 40

           11. OTHER INFORMATION................................. 40
               First MetLife Investors........................... 40
               The Separate Account.............................. 40
               Distributor....................................... 40
               Selling Firms..................................... 41
               Requests and Elections............................ 42
               Ownership......................................... 43
               Legal Proceedings................................. 43
               Financial Statements.............................. 43

           TABLE OF CONTENTS OF THE STATEMENT OF
           ADDITIONAL INFORMATION................................ 43

               APPENDIX A.................................... A-1
                   Participating Investment Portfolios....... A-1

               APPENDIX B.................................... B-1
                   Guaranteed Withdrawal Benefit Examples.... B-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                   PAGE

                        Account Value............... 14

                        Accumulation Phase.......... 12

                        Accumulation Unit........... 13

                        Annuitant................... 43

                        Annuity Date................ 24

                        Annuity Options............. 24

                        Annuity Payments............ 24

                        Annuity Units............... 24

                        Beneficiary................. 43

                        Benefit Base................ 29

                        Business Day................ 13

                        Guaranteed Withdrawal Amount 30

                        Income Base................. 26

                        Income Phase................ 12

                        Investment Portfolios....... 14

                        Joint Owners................ 43

                        Owner....................... 43

                        Purchase Payment............ 12

                        Separate Account............ 40

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit ("GMIB") or a guaranteed withdrawal benefit ("GWB").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we do not assess a withdrawal charge. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (See "Annuity Payments (the Income Phase) -- Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

FREE LOOK. You may cancel the contract within 10 days after receiving it. You will receive whatever your contract is worth on the day that we receive your cancellation request. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (a partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Marquis contract is not available to corporate owners.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10426
                          Des Moines, Iowa 50306-0426
                                (800) 842-9325

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

            OWNER TRANSACTION EXPENSES TABLE
                 WITHDRAWAL CHARGE           None
                 TRANSFER FEE (Note 1)       $0 (First 12 per year)
                                             $25 (Thereafter)

--------------------------------------------------------------------------------
Note 1. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.
THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE*
ACCOUNT FEE (Note 1)                        $40
GUARANTEED MINIMUM                          0.50% of Income Base (Note 2)
INCOME BENEFIT
RIDER CHARGE
GUARANTEED WITHDRAWAL
BENEFIT (PRINCIPAL
GUARANTEE AND PRINCIPAL
GUARANTEE VALUE) RIDER
CHARGE
     Principal Guarantee Prior to           0.50% of the
     Optional Reset                         Guaranteed
                                            Withdrawal Amount (Note 3)
     Principal Guarantee Upon               1.00% of the
     Optional Reset (maximum)               Guaranteed
                                            Withdrawal Amount (Note 3)
     Principal Guarantee Value              0.25% of the
                                            Guaranteed
                                            Withdrawal Amount (Note 3)

--------------------------------------------------------------------------------
Note 1. An Account Fee of $40 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

Note 3. See "Living Benefits -- Guaranteed Withdrawal Benefit" for a definition of the term Guaranteed Withdrawal Amount.

* Certain periodic fees and expenses may not apply during the income phase of the contract. (See "Expenses.")

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate
Account)

              Mortality and Expense Charge                   1.55%
              Administration Charge                          0.15%
                                                             -----
              Total Separate Account Annual Expenses         1.70%

              Death Benefit Rider Charges (Optional)
                (as a percentage of average account value in
                the Separate Account)
              Optional Death Benefit -- Annual Step-Up       0.20%

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------

                 Total Annual Portfolio         Minimum Maximum
                                                ------- -------

                 Expenses (expenses that are     0.43%   1.79%
                 deducted from investment
                 portfolio assets, including
                 management fees, 12b-1/service
                 fees, and other expenses)

--------------------------------------------------------------------------------
FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                       TOTAL
                                                                                      ANNUAL
                                                MANAGEMENT 12B-1/SERVICE    OTHER    PORTFOLIO
                                                   FEES        FEES      EXPENSES(2) EXPENSES
----------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund                0.61%        0.25%        0.04%      0.90%
 American Funds Growth Fund                       0.35%        0.25%        0.01%      0.61%
 American Funds Growth-Income Fund                0.29%        0.25%        0.02%      0.56%
CAPITAL APPRECIATION FUND                         0.70%        0.00%        0.08%      0.78%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Mutual Shares Securites Fund(1)(4)               0.60%        0.35%        0.15%      1.10%
 Templeton Developing Markets Securities          1.25%        0.25%        0.29%      1.79%
 Fund
 Templeton Foreign Securities Fund                0.68%        0.25%        0.19%      1.12%
GREENWICH STREET SERIES FUND
 Appreciation Portfolio                           0.73%        0.00%        0.02%      0.75%
 Fundamental Value Portfolio                      0.75%        0.00%        0.02%      0.77%
LAZARD RETIREMENT SERIES, INC.
 Lazard Retirement Small Cap Portfolio(1)         0.75%        0.25%        0.28%      1.28%
MET INVESTORS SERIES TRUST
 Legg Mason Value Equity Portfolio(1)(3)          0.70%        0.25%        0.45%      1.40%
 Lord Abbett Growth and Income Portfolio(2)       0.52%        0.25%        0.05%      0.82%
 Lord Abbett Growth Opportunities                 0.70%        0.25%        0.25%      1.20%
 Portfolio(1)
 Lord Abbett Mid-Cap Value Portfolio              0.69%        0.25%        0.09%      1.03%
 MFS(R) Research International Portfolio(1)(2)    0.77%        0.25%        0.30%      1.32%
 Neuberger Berman Real Estate Portfolio           0.70%        0.25%        0.03%      0.98%
 PIMCO Inflation Protected Bond Portfolio         0.50%        0.25%        0.06%      0.81%
 PIMCO Total Return Portfolio                     0.50%        0.25%        0.06%      0.81%
 Van Kampen Comstock Portfolio(3)                 0.65%        0.25%        0.13%      1.03%
METROPOLITAN SERIES FUND, INC.
 Salomon Brothers U.S. Government Portfolio       0.55%        0.25%        0.09%      0.89%
SALOMON BROTHERS VARIABLE SERIES FUNDS
 INC
 High Yield Bond Fund                             0.75%        0.00%        0.39%      1.14%
 Investors Fund                                   0.68%        0.00%        0.09%      0.77%
 Small Cap Growth Fund                            0.75%        0.00%        0.25%      1.00%
SMITH BARNEY INVESTMENT SERIES
 Smith Barney Dividend Strategy Portfolio         0.65%        0.00%        0.15%      0.80%
----------------------------------------------------------------------------------------------

                                                                                    TOTAL
                                                                                   ANNUAL
                                             MANAGEMENT 12B-1/SERVICE    OTHER    PORTFOLIO
                                                FEES        FEES      EXPENSES(2) EXPENSES
-------------------------------------------------------------------------------------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
 Multiple Discipline Portfolio -- All Cap      0.75%        0.25%        0.07%      1.07%
 Growth and Value
 Multiple Discipline Portfolio -- Large Cap    0.75%        0.25%        0.36%      1.36%
 Growth and Value
THE TRAVELERS SERIES TRUST
 AIM Capital Appreciation Portfolio            0.80%        0.00%        0.05%      0.85%
 Equity Income Portfolio                       0.73%        0.00%        0.11%      0.84%
 Federated High Yield Portfolio                0.65%        0.00%        0.22%      0.87%
 Large Cap Portfolio                           0.75%        0.00%        0.11%      0.86%
 Mercury Large Cap Core Portfolio              0.78%        0.00%        0.16%      0.94%
 MFS(R) Total Return Portfolio                 0.77%        0.00%        0.02%      0.79%
 MFS(R) Value Portfolio                        0.72%        0.00%        0.39%      1.11%
 Pioneer Fund Portfolio                        0.75%        0.00%        0.37%      1.12%
 Pioneer Mid Cap Value Portfolio(1)            0.75%        0.00%        0.43%      1.18%
 Style Focus Series: Small Cap Growth          0.85%        0.00%        0.43%      1.28%
 Portfolio(1)
 Style Focus Series: Small Cap Value
 Portfolio(1)                                  0.83%        0.00%        0.43%      1.26%
 Travelers Managed Income Portfolio            0.65%        0.00%        0.04%      0.69%
 U.S. Government Securities Portfolio          0.32%        0.00%        0.11%      0.43%
TRAVELERS SERIES FUND INC.
 Smith Barney Aggressive Growth Portfolio      0.80%        0.00%        0.02%      0.82%
 Smith Barney Large Capitalization Growth
 Portfolio                                     0.75%        0.00%        0.03%      0.78%
 Smith Barney Money Market Portfolio           0.50%        0.00%        0.03%      0.53%
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Emerging Growth Portfolio      0.70%        0.25%        0.07%      1.02%
-------------------------------------------------------------------------------------------

Total Annual Portfolio Expenses as well as Net Total Annual Portfolio Expenses (in footnote (1) below) have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of voluntary expense subsidy or deferral arrangements or directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2004.

(1)The NET TOTAL ANNUAL PORTFOLIO EXPENSES AFTER CONTRACTUAL EXPENSE SUBSIDY OR DEFERRAL (as a percentage of average daily net assets of an investment portfolio) are as follows:

                                                 CONTRACTUAL EXPENSE        NET TOTAL
                                                 SUBSIDY OR DEFERRAL ANNUAL PORTFOLIO EXPENSE
---------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS
 Mutual Shares Securities Fund                          0.10%                 1.00%
LAZARD RETIREMENT SERIES, INC.
 Lazard Retirement Small Cap Portfolio                  0.03%                 1.28%
MET INVESTORS SERIES TRUST
 Legg Mason Value Equity Portfolio                      0.35%                 1.05%
 Lord Abbett Growth Opportunities Portfolio             0.05%                 1.15%
 MFS(R) Research International Portfolio                0.07%                 1.25%
THE TRAVELERS SERIES TRUST
 Pioneer Mid Cap Value Portfolio                        0.18%                 1.00%
 Style Focus Series: Small Cap Growth Portfolio         0.18%                 1.10%
 Style Focus Series: Small Cap Value Portfolio          0.16%                 1.10%
---------------------------------------------------------------------------------------------

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2006 (excluding optional extensions), except for the Lazard Retirement Small Cap Portfolio, which is in effect until December 31, 2005 (excluding optional extensions).

(2)Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0.02% for the Lord Abbett Growth and Income Portfolio and 0.14% for the MFS(R) Research International Portfolio.

(3)Portfolio expenses for these investment portfolios are estimated for the year ended December 31, 2005.

(4)While the maximum amount payable under the Fund's Class 2 Rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Annual Step-Up Death Benefit and the Principal Guarantee Guaranteed Withdrawal Benefit ("GWB") rider, assuming you elect the Optional Reset of the Principal Guarantee and as a result, the Principal Guarantee rider charge increases to the maximum charge permitted on an Optional Reset of 1.00%, which is the most expensive way to purchase the contract.

IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
       (a)$427.74                 (a)$1,342.85                (a)$2,314.20                (a)$4,750.71

       (b)$292.59                 (b)$  944.91                (b)$1,666.26                (b)$3,541.88

CHART 2. Chart 2 below assumes that you do not select an optional death benefit rider, the Guaranteed Minimum Income Benefit ("GMIB") or a Guaranteed Withdrawal Benefit ("GWB") rider, which is the least expensive way to purchase the contract.

IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
       (a)$355.48                 (a)$1,080.99                (a)$1,826.33                (a)$3,780.04

       (b)$220.06                 (b)$  678.47                (b)$1,162.39                (b)$2,493.33

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1.  THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase, if you select a variable annuity payment option, also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity contract. You bear the full investment risk for all amounts in the variable annuity contract.

If you select a fixed annuity payment option during the income phase, payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned by joint owners (limited to two natural persons). We provide more information on this under "Other Information."

MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options -- Transfers -- Market Timing."

2.  PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

..   The minimum initial purchase payment we will accept is $25,000.

..   If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

..   You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

..   We will accept a different amount if required by federal tax law.

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We reserve the right to reject any application or purchase payment and to limit future purchase payments.

TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the investment portfolios you have selected. You may not choose more than 18 investment portfolios at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios, you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections.")

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payments to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period.

ACCUMULATION UNITS

Your account value will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

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EXAMPLE:

 On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to your interests in the investment portfolio(s). Your interest in an investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your account representative whether the exchange would be advantageous, given the contract features, benefits and charges.

3.  INVESTMENT OPTIONS

The contract offers 43 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (800) 842-9325. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX A CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, AND INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates MetLife Advisers, LLC; Met Investors Advisory, LLC; Travelers Asset Management International

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Company, LLC; and Travelers Investment Adviser, Inc.) or subadviser of an investment portfolio, or its affiliates, may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of the compensation is not deducted from portfolio assets and does not decrease the portfolio's investment return. The amount of the compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.47%. Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.

We and/or certain of our affiliated insurance companies are joint owners of our affiliated investment advisers MetLife Advisers, LLC, Met Investors Advisory, LLC and Travelers Asset Management International Company, LLC, which are formed as "limited liability companies," and Travelers Investment Adviser, Inc., which is formed as a corporation. Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples -- Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples -- Investment Portfolio Expenses" and "Other Information -- Distributor.") The payments are deducted from assets of the investment portfolios and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.


We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms through which the contract is sold. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. In certain instances, our ability to remove or replace an investment portfolio may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain investment portfolios advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an investment portfolio, which, in some cases, may differ from our own selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider investment portfolios advised by Legg Mason affiliates in seeking to make a substitution for an investment portfolio advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason will replace the Citigroup affiliates as a party to the agreement when Citigroup sells its asset


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management business to Legg Mason. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.

AMERICAN FUNDS INSURANCE SERIES (CLASS 2)

American Funds Insurance Series is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

 American Funds Global Growth Fund
 American Funds Growth Fund
 American Funds Growth-Income Fund

CAPITAL APPRECIATION FUND

Capital Appreciation Fund is a trust with a single portfolio. The Capital Appreciation Fund is managed by Travelers Asset Management International Company, LLC (TAMIC), an affiliate of First MetLife Investors. TAMIC has engaged Janus Capital Management LLC as the subadviser for the Fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of 23 separate series (the Fund or Funds). Funds may be available in multiple classes: Class 1, Class 2 and Class 3. The portfolios available in connection with your contract are Class 2 shares. Franklin Mutual Advisers, LLC is the investment advisor for the Mutual Shares Securities Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

 Mutual Shares Securities Fund
 Templeton Developing Markets Securities Fund
 Templeton Foreign Securities Fund

GREENWICH STREET SERIES FUND

Greenwich Street Series Fund is a trust that consists of multiple portfolios. Smith Barney Fund Management LLC is the investment adviser to each portfolio listed below. The following portfolios are available under the contract:

 Appreciation Portfolio
 Fundamental Value Portfolio

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Series, Inc. is a mutual fund that consists of multiple portfolios. Lazard Asset Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:

 Lazard Retirement Small Cap Portfolio

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix A for the names of the subadvisers.) The following Class B portfolios are available under the contract:

 Legg Mason Value Equity Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Growth Opportunities Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 MFS(R) Research International Portfolio
 Neuberger Berman Real Estate Portfolio
 PIMCO Inflation Protected Bond Portfolio
 PIMCO Total Return Portfolio
 Van Kampen Comstock Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix A for the names of the subadvisers.) The following Class B portfolios are available under the contract:

 Salomon Brothers U.S. Government Portfolio

SALOMON BROTHERS VARIABLE SERIES FUNDS INC
(CLASS I)

Salomon Brothers Variable Series Funds Inc is a mutual fund with multiple portfolios. Salomon Brothers Asset Management Inc is the investment adviser to each portfolio. The following Class I portfolios are available under the contract:

 High Yield Bond Fund
 Investors Fund
 Small Cap Growth Fund

SMITH BARNEY INVESTMENT SERIES

Smith Barney Investment Series is a mutual fund with multiple portfolios. Smith Barney Fund Management LLC

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is the investment adviser to each portfolio. The following portfolio is available under the contract:
   Smith Barney Dividend Strategy Portfolio

SMITH BARNEY MULTIPLE DISCIPLINE TRUST

Smith Barney Multiple Discipline Trust is a trust with multiple portfolios. Smith Barney Fund Management LLC is the investment adviser for the portfolios. The following portfolios are available under the contract:

   Multiple Discipline Portfolio -- All Cap Growth and Value
   Multiple Discipline Portfolio -- Large Cap Growth and Value

THE TRAVELERS SERIES TRUST

The Travelers Series Trust is a trust with multiple portfolios. Travelers Asset Management International Company (TAMIC), an affiliate of First MetLife Investors, is the investment manager of the portfolios listed below, with the exception of AIM Capital Appreciation Portfolio and MFS(R) Total Return Portfolio, for which Travelers Investment Adviser, Inc. (TIA), an affiliate of First MetLife Investors, serves as investment manager. TAMIC and TIA have engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix A for the names of the subadvisers.) The following portfolios are available under the contract:

   AIM Capital Appreciation Portfolio
   Equity Income Portfolio
   Federated High Yield Portfolio
   Large Cap Portfolio
   Mercury Large Cap Core Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Pioneer Fund Portfolio
   Pioneer Mid Cap Value Portfolio
   Style Focus Series: Small Cap Growth Portfolio
   Style Focus Series: Small Cap Value Portfolio
   Travelers Managed Income Portfolio
   U.S. Government Securities Portfolio

TRAVELERS SERIES FUND INC.

Travelers Series Fund Inc. is a mutual fund with multiple portfolios. Smith Barney Fund Management LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Smith Barney Aggressive Growth Portfolio
   Smith Barney Large Capitalization Growth Portfolio
   Smith Barney Money Market Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)

Van Kampen Life Investment Trust is a mutual fund with multiple portfolios. Van Kampen Asset Management Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

   Van Kampen LIT Emerging Growth Portfolio

TRANSFERS

GENERAL. You can transfer a portion of your account value among the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options -- Transfers -- Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

..   Your request for transfer must clearly state which investment portfolio(s)
    are involved in the transfer.

..   Your request for transfer must clearly state how much the transfer is for.

..   The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to prescheduled transfer programs).

..   You may not make a transfer to more than 18 investment portfolios at any time if the request is made

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  by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios may be made by calling or writing our Annuity Service Center.

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information -- Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds Global Growth Fund, the Templeton Developing Markets Securities Fund, the Templeton Foreign Securities Fund, the Lazard Retirement Small Cap Portfolio, the MFS(R) Research International Portfolio, the High Yield Bond Fund, the Small Cap Growth Fund, the Federated High Yield Portfolio, the Style Focus Series: Small Cap Growth Portfolio, and the Style Focus Series: Small Cap Value Portfolio) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we

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identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios.

In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/ or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the investment portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. We will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing

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Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

  Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the PIMCO Inflation Protected Bond Portfolio and 60% to be in the Legg Mason Value Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO Inflation Protected Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the PIMCO Inflation Protected Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason Value Equity Portfolio to increase those holdings to 60%.

MARQUIS ASSET ALLOCATION PROGRAM


The Marquis Asset Allocation Program is not offered by this prospectus and is not a part of your contract. The Marquis Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select investment options. When you purchase the contract, you are required to enroll in the Asset Allocation Program. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).


If you elect to participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC (MetLife Advisers), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain investment portfolios available under the contract and receives compensation for those services. (See "Investment Options -- Certain Payments We Receive with Regard to the Investment Portfolios" and "Investment Options -- The Metropolitan Series Fund, Inc. (Class B)"). However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.

It is your responsibility to select or change your model and your investment portfolios. Your registered representative can provide you with information that may assist you in selecting a model and your investment portfolios. Once you select a model and the investment portfolio allocations, these selections will remain unchanged until you elect to revise the investment portfolio allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options. In addition, the model is subject to all of the risks associated with its underlying investment portfolios. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of underlying investment portfolios may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an investment portfolio's management strategy.

In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of investment portfolios you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or subclasses that represent the principal investments of the available investment portfolios. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from investment portfolios that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to investment portfolios that may

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

invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.

A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the investment portfolio allocations.

MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an investment portfolio may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the investment portfolios available under the contract. (See "Investment Options"). As a result of the periodic review and/or any changes in available investment portfolios, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your investment allocations based on these model and investment portfolio changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.

If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program. (See "Investment Options -- Automatic Rebalancing Program). Transfers among investment portfolios due to a change in the models or your selection of a different model are not taken into account in determining any transfer fee.

We and our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain investment portfolios than we receive from other portfolios. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable portfolios. Also, MetLife Advisers, in its capacity as investment adviser to certain of the investment portfolios, may believe that certain portfolios it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.

For more information about MetLife Advisers and its role as investment adviser for the Marquis Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10426, Des Moines, Iowa 50306-0426. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for

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

any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4.  EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charge related to a death benefit rider). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.55% of the average daily net asset value of each investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGE. If you select the optional Annual Step-Up Death Benefit rider, we assess a daily charge during the accumulation phase equal, on an annual basis, to 0.20% of the average daily net asset value of each investment portfolio.

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $40 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000 then we will not deduct the account fee. After the annuity date, a pro rata monthly charge will be collected out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT -- RIDER CHARGE

We offer a Guaranteed Minimum Income Benefit ("GMIB") rider which you can select when you purchase the contract. If you select the GMIB rider, we will assess a charge during the accumulation phase equal to 0.50% of the income base (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed.

The rider charge is assessed at the first contract anniversary and then at each subsequent contract anniversary, up to

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

and including the anniversary on or immediately before the date the rider is exercised. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) or if you apply your account value to an annuity option, a pro rata portion of the rider charge will be assessed based on the number of whole months since the last contract anniversary. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio.

GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE

We offer Guaranteed Withdrawal Benefit ("GWB") riders that you can select when you purchase the contract. There are two different versions of the GWB under this contract: the Principal Guarantee and the Principal Guarantee Value. If you elect a GWB rider, a charge is deducted from your account value on each contract anniversary beginning with the first contract anniversary following your election of the rider. The charge for the Principal Guarantee rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The charge for the Principal Guarantee Value rider is equal to 0.25% of the Guaranteed Withdrawal Amount. There is no Optional Reset available under the Principal Guarantee Value rider. The GWB rider charge is deducted from your account value pro rata from each investment portfolio. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), you cancel the rider in accordance with the cancellation provisions, or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of such change.

If you elect an Optional Reset of the Principal Guarantee on the 3rd rider anniversary or thereafter as permitted, we may increase the GWB rider charge to the charge applicable to current contract purchases at the time of the reset, but no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.

We do not assess the GWB rider charge if your Benefit Base equals zero.

WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). This contract has no withdrawal charge.

PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on purchase payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

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

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We may make a deduction from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.

5.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

..   fixed annuity payments, or

..   variable annuity payments, or

..   a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon three things:

1) the value of your contract in the investment portfolio(s) just before the start of the income phase,

2) the assumed investment return (AIR) used in the annuity table for the contract, and

3) the performance of the investment portfolio(s) you selected.

The AIR for the contract is 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments. (You cannot, however, make transfers from a fixed annuity payment option to the investment portfolios.)

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.

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

If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied. This annuity option permits withdrawal of a commuted value. (See "Federal Income Tax Status -- Other Tax Issues.")

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than 10 years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than 10 years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")

In addition to the annuity options described above, we offer an additional payment option that allows your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") This payment option is available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you can elect the Guaranteed Minimum Income Benefit ("GMIB") rider. You may not have this benefit and the Guaranteed Withdrawal Benefit in effect at the same time.

It is important to recognize that the "income base" that is guaranteed by the GMIB is not available for cash withdrawals and does not establish or guarantee your account value or a minimum return for any investment portfolio. Rather, the income base guaranteed by the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.

The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.

DESCRIPTION OF GMIB

You can only elect the GMIB at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a)Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b)Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

   (i)is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

  (ii)is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
      (1) or (2) as defined below:

      (1)The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or

      (2)If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c)An amount equal to premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB payments and charges for the GMIB rider.

OWNERSHIP. While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the income base and GMIB payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.

Upon the exercise of the GMIB, your annuity payments will be the greater of:

..   The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

..   The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

EXERCISING THE GMIB RIDER. When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:

(1)Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

               Age at Annuitization         Guarantee Period
               --------------------         ----------------
                        80                          9
                        81                          8
                        82                          7
                        83                          6
                     84 and 85                      5

(2)Joint and last survivor annuity with 10 years of annuity payments guaranteed.

TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:

..   The date you elect to receive annuity payments either under the GMIB rider or the contract;

..   The 30th day following the contract anniversary immediately after your 85th birthday;

..   The date you make a complete withdrawal of your account value;

..   Death of the owner or death of the annuitant if a non-natural person owns the contract; or

..   A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.

First MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the GMIB rider terminates, the corresponding GMIB rider charge terminates.

GMIB AND QUALIFIED CONTRACTS

The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status -- Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB.

Additionally, the GMIB may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. You should consult your registered representative or tax adviser prior to electing a GMIB rider.

In view of applicable tax requirements, the GMIB rider is not available for purchase under a decedent's IRA when the owner died in or after the year in which he or she attains age 70 1/2.

6.  ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:

(1)by making a withdrawal (either a partial or a complete withdrawal);

(2)by electing to receive annuity payments; or

(3)when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

..   less any premium or other tax;

..   less any account fee; and

..   less any applicable pro rata GMIB or GWB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

How to withdraw all or part of your account value:

..   You must submit a request to our Annuity Service Center. (See "Other
    Information -- Requests and Elections.")

..   You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

..   We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

..   the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..   trading on the New York Stock Exchange is restricted;

..   an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

..   during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7.  LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFIT

We offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are two versions of the GWB under this product: the Principal Guarantee and the Principal Guarantee Value. The version(s) available with your contract will depend on which version(s) have been approved in your state. Please check with your financial representative for availability. You may elect a GWB rider at the time you purchase the contract, prior to age 81. Once elected, the GWB cannot be terminated except as described below. You may not elect the GWB if you have elected the GMIB under your contract, or if you have previously elected a GWB rider. Both versions are described below.

The GWB guarantees that the entire amount of purchase payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. The total amount you are guaranteed to receive is the "Guaranteed Withdrawal Amount." This means that regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you.

This GWB guarantee applies ONLY IF YOUR ANNUAL WITHDRAWALS ARE LESS THAN OR EQUAL TO THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. However, the GWB does not establish or guarantee an account value or minimum return for any investment portfolio. Income taxes and penalties may apply to your withdrawals.

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT. HOWEVER, THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (WHICH DOES NOT DECREASE DUE TO WITHDRAWALS) UNLESS YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO OR UNTIL THE TERMINATION OF THE CONTRACT.

DESCRIPTION OF THE PRINCIPAL GUARANTEE

BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Principal Guarantee rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Principal Guarantee rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made on or before the 2nd contract anniversary, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

The Benefit Base is equal to:

-- Your initial purchase payment;

-- Increased by each subsequent purchase payment made on or before the 2nd contract anniversary;

-- Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.

ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is currently 10% if you make your first withdrawal on or after your 3rd contract anniversary and 5% if you make your first withdrawal before your 3rd contract anniversary. The Annual Benefit Payment is reset after each subsequent purchase payment made on or before the 2nd contract anniversary to the greater of (1) the Annual Benefit Payment before the subsequent purchase payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. This reduction may be significant.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit is 10% of your Benefit Base and you withdraw 8% one year, you cannot then withdraw 12% the next year without exceeding your Annual Benefit Payment.
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract that is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals which must commence, in accordance with tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY.

GUARANTEED WITHDRAWAL AMOUNT. We assess the Principal Guarantee rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments made on or before the 2nd rider anniversary. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Principal Guarantee rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.

OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Starting with the third contract anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual

Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. However, we will only permit an Optional Reset if your account value is higher than the Benefit Base immediately before the reset. The reset will:

..   Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;

..   Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate; and

..   Reset the Principal Guarantee rider charge equal to the then current level we charge at the time of the reset, up to the maximum charge of 1.00%.

An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the Principal Guarantee rider charge. However, an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Locking in a higher Benefit Base may decrease the amount of the Annual Benefit Payment if, before the reset, the account value is less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current Principal Guarantee rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the Principal Guarantee rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of your request. Otherwise, the rider may not be canceled. If the Principal Guarantee rider is canceled, it may not be re-elected.

TERMINATION. The Principal Guarantee rider will terminate upon the earliest business day we:

(1) process your request for a total withdrawal of your account value;

(2) process your request to apply your account value to an annuity option;

(3) determine that your account value is not sufficient to pay the charge for the Principal Guarantee rider (whatever account value is available will be applied to pay the annual Principal Guarantee rider charge);

(4) receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 86 years old, or the annuitant dies if the owner is a non-natural person; note: (1) if the spouse elects to continue the contract (so long as the spouse is less than 86 years old and the Principal Guarantee rider is in effect at the time of continuation), all terms and conditions of the Principal Guarantee rider will apply to the surviving spouse; and (2) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form, which means we will continue to deduct the Principal Guarantee rider charge until we receive this information;

(5) process a change in owners, joint owners, or annuitants (if the owner is a non-natural person);

(6) process the termination of your contract; or

(7) process your request for cancellation of the Principal Guarantee rider.

ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed

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

the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the Principal Guarantee rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the Principal Guarantee rider charge from your account value after we deduct the charge on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Principal Guarantee rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit instead of the standard death benefit or the Annual Step-Up death benefit, if that benefit has been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit shall be payable under the Principal Guarantee rider.

If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a nonqualified contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to Section 72(s)). If you terminate the Principal Guarantee rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Principal Guarantee rider charge; or (3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 86 years old; you may not make additional purchase payments under the contract.

DESCRIPTION OF PRINCIPAL GUARANTEE VALUE

The Principal Guarantee Value rider is identical to the Principal Guarantee rider, described above, with the following differences: (1) The entire amount of purchase payments you make until termination of the Principal Guarantee Value rider is guaranteed to be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed; (2) The GWB Withdrawal Rate is 5% for all contract years; (3) There is no Optional Reset feature; and (4) The Principal Guarantee Value rider charge is 0.25% of the Guaranteed Withdrawal Amount.

PURCHASE PAYMENTS. Since the Principal Guarantee Value rider guarantee applies to all purchase payments made until termination of the rider, the Benefit Base will change with each purchase payment made, in the same manner as described above, until termination of the rider. Likewise, the Annual Benefit Payment and Guaranteed Withdrawal Amount is reset after each purchase payment made until termination of the rider.

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

(See Appendix B for examples of the GWB.)

8.  PERFORMANCE

We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charge) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, GMIB or GWB rider charge. The deduction of this charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charge), account fee, GMIB or GWB rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the GMIB or GWB riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

9.  DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the optional death benefit rider. The death benefits are described below. Check your contract and riders for the specific provisions applicable. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)the account value; or

(2)total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account

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

value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)the account value; or

(2)total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)the highest anniversary value, as defined below.

On the date we issue the contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

..   Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date;" and

..   for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.

We also offer a payment option, for both tax qualified and non-tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached
70 1/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.") Your beneficiary is permitted to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedant. Your beneficiary is also permitted to choose some

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of the optional benefits available under the contract, but certain contract provisions or programs may not be available.

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60-day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60-day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio in the ratio that the account value in the investment portfolio bears to the total account value. Spousal continuation will not satisfy required minimum distribution rules for tax qualified contracts other than IRAs.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then-current underwriting standards). However, if the owner is a non-natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some

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exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non- Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..   made on or after the taxpayer reaches age 59 1/2;

..   made on or after the death of an owner;

..   attributable to the taxpayer's becoming disabled;

..   made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

..   under certain immediate income annuities providing for substantially equal payments made at least annually.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if

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distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "Death Benefit -- General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit option and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit rider in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts

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

from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes an optional death benefit that in some cases may exceed the greater of the premium payments or the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.

SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income

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

annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consquences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

..   The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

..   The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

..   The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax

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consequences to annuity purchasers that are U.S. citizens or residents.
Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

11. OTHER INFORMATION

FIRST METLIFE INVESTORS

First MetLife Investors was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife. MetLife is a leading provider of insurance and financial products and services to individual and group customers. First MetLife Investors is licensed to do business only in the State of New York.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Marquis and Marquis Portfolios are service marks of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in First MetLife Investors' name on behalf of the Separate Account and legally belong to First MetLife Investors. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business First MetLife Investors may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First MetLife Investors may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the

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contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The sales representatives and managers of our affiliates may be eligible for additional cash compensation such as bonuses, stock options, training allowances, supplemental salary, payments based on a percentage of the contract's account value, financing arrangements, medical and other insurance benefits, retirement benefits and other benefits. The amount of this additional compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by First MetLife Investors and its affiliates. Sales representatives of affiliates must meet a minimum level of sales of proprietary products in order to maintain their eligibility for the additional cash compensation. Sales representatives and managers of our affiliates are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes and awards.

Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature and similar services.

Certain of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples -- Investment Portfolio Expenses" and the fund prospectuses.) These payments currently range up to 0.35% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

The Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. A group of selected selling firms receive additional compensation, which may include marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their account representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 1.69% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.54% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments -- The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2004, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426.

Requests for service may be made:

..   Through your registered representative

..   By telephone at (800) 842-9325, between the hours of 7:30AM and 5:30PM
    Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

..   In writing to our Annuity Service Center

..   By fax at (515) 273-4980 or

..   By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

..   change the beneficiary.

..   change the annuitant before the annuity date (subject to our underwriting and administrative rules).

..   assign the contract (subject to limitation).

..   change the payment option.

..   exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under the GMIB rider.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS

First MetLife Investors like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. First MetLife Investors does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  Company
  Experts
  Custodian
  Legal Matters
  Distribution
  Calculation of Performance Information
  Annuity Provisions
  Tax Status of the Contracts
  Financial Statements

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APPENDIX A
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES (CLASS 2 SHARES):

American Funds Insurance Series is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks capital appreciation through stocks.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks capital appreciation through stocks.

AMERICAN FUNDS GROWTH-INCOME FUND

INVESTMENT OBJECTIVE: The American Funds Growth- Income Fund seeks capital appreciation and income.

CAPITAL APPRECIATION FUND

Capital Appreciation Fund is a trust with a single portfolio. The Capital Appreciation Fund is managed by Travelers Asset Management International Company, LLC (TAMIC), an affiliate of First MetLife Investors. TAMIC has engaged Janus Capital Management LLC as the subadviser for the Fund.

INVESTMENT OBJECTIVE: The Capital Appreciation Fund seeks growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):

Franklin Templeton Variable Insurance Products Trust currently consists of 23 separate series (the Fund or Funds). Funds may be available in multiple classes: Class 1, Class 2 and Class 3. The portfolios available in connection with your contract are Class 2 shares. Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

MUTUAL SHARES SECURITIES FUND

INVESTMENT OBJECTIVE: The Mutual Shares Securities Fund seeks capital appreciation.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

INVESTMENT OBJECTIVE: The Templeton Developing Markets Securities Fund seeks long-term capital appreciation.

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.

GREENWICH STREET SERIES FUND:

Greenwich Street Series Fund is a trust that consists of multiple portfolios. Smith Barney Fund Management LLC is the investment adviser to each portfolio listed below. The following portfolios are available under the contract:

APPRECIATION PORTFOLIO

INVESTMENT OBJECTIVE: The Appreciation Portfolio seeks long-term appreciation of capital.

FUNDAMENTAL VALUE PORTFOLIO

INVESTMENT OBJECTIVE: The Fundamental Value Portfolio seeks long-term capital growth.

LAZARD RETIREMENT SERIES, INC.:

Lazard Retirement Series, Inc. is a mutual fund that consists of multiple portfolios. Lazard Asset Management, LLC is the investment adviser to each portfolio.

The following portfolio is available under the contract:

LAZARD RETIREMENT SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVE: The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation.

MET INVESTORS SERIES TRUST (CLASS B):

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

LEGG MASON VALUE EQUITY PORTFOLIO

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term capital appreciation.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

LORD ABBETT MID-CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO

SUBADVISER: Neuberger Berman Management, Inc.

INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC. (CLASS B):

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following Class B portfolios are available under the contract:

SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

SUBADVISER: Salomon Brothers Asset Management Inc

INVESTMENT OBJECTIVE: The Salomon Brothers U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

SALOMON BROTHERS VARIABLE SERIES FUNDS INC (CLASS I):

Salomon Brothers Variable Series Funds Inc is a mutual fund with multiple portfolios. Salomon Brothers Asset Management Inc is the investment adviser to each portfolio. The following Class I portfolio is available under the contracts:

HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE: The High Yield Bond Fund seeks to maximize total return consistent with the preservation of capital.

INVESTORS FUND

INVESTMENT OBJECTIVE: The Investors Fund seeks long term growth of capital.

SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE: The Small Cap Growth Fund seeks long term growth of capital.

SMITH BARNEY INVESTMENT SERIES:

Smith Barney Investment Series is a mutual fund with multiple portfolios. Smith Barney Fund Management LLC Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The Smith Barney Dividend Strategy Portfolio seeks capital appreciation.

SMITH BARNEY MULTIPLE DISCIPLINE TRUST:

Smith Barney Multiple Discipline Trust is a trust with multiple portfolios. Smith Barney Fund Management LLC is the investment adviser for the portfolios. The following portfolios are available under the contract:

MULTIPLE DISCIPLINE PORTFOLIO - ALL CAP GROWTH AND VALUE

INVESTMENT OBJECTIVE: The Multiple Discipline Portfolio - All Cap Growth and Value seeks long-term growth of capital.

MULTIPLE DISCIPLINE PORTFOLIO - LARGE CAP GROWTH AND VALUE

INVESTMENT OBJECTIVE: The Multiple Discipline Portfolio - Large Cap Growth and Value seeks long-term growth of capital.

THE TRAVELERS SERIES TRUST:

The Travelers Series Trust is a trust with multiple portfolios. Travelers Asset Management International Company, LLC (TAMIC), an affiliate of First MetLife Investors, is the investment manager of the portfolios listed below, with the exception of AIM Capital Appreciation Portfolio and MFS(R) Total Return Portfolio, for which Travelers Investment Adviser, Inc. (TIA), an affiliate of First MetLife Investors, serves as investment manager. The following portfolios are available under the contract:

AIM CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: AIM Capital Appreciation Portfolio seeks capital appreciation.

EQUITY INCOME PORTFOLIO

SUBADVISER: Fidelity Management & Research Company

INVESTMENT OBJECTIVE: The Equity Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.

FEDERATED HIGH YIELD PORTFOLIO

SUBADVISER: Federated Investment Management Company

INVESTMENT OBJECTIVE: The Federated High Yield Portfolio seeks high current income.

LARGE CAP PORTFOLIO

SUBADVISER: Fidelity Management & Research Company

INVESTMENT OBJECTIVE: The Large Cap Portfolio seeks long term growth of capital.

MERCURY LARGE CAP CORE PORTFOLIO

SUBADVISER: Merrill Lynch Investment Managers, L.P. d/b/a Mercury Advisors

INVESTMENT OBJECTIVE: The Mercury Large Cap Core Portfolio seeks long-term capital growth.

MFS(R) TOTAL RETURN PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital.

MFS(R) VALUE PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Value Portfolio seeks capital appreciation and reasonable income.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER MID CAP VALUE PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value Portfolio seeks capital appreciation.

STYLE FOCUS SERIES: SMALL CAP GROWTH PORTFOLIO

SUBADVISERS: TIMCO Asset Management, Inc. and Janus Capital Management LLC.

INVESTMENT OBJECTIVE: The Style Focus Series: Small Cap Growth Portfolio seeks capital appreciation.

STYLE FOCUS SERIES: SMALL CAP VALUE PORTFOLIO

SUBADVISERS: TIMCO Asset Management, Inc. and Dreman Value Management L.L.C.

INVESTMENT OBJECTIVE: The Style Focus Series: Small Cap Value Portfolio seeks capital appreciation.

TRAVELERS MANAGED INCOME PORTFOLIO

SUBADVISER: Salomon Brothers Asset Management Inc

INVESTMENT OBJECTIVE: The Travelers Managed Income Portfolio seeks high current income consistent with prudent risk of capital.

U.S. GOVERNMENT SECURITIES PORTFOLIO

SUBADVISER: Salomon Brothers Asset Management Inc

INVESTMENT OBJECTIVE: The U.S. Government Portfolio seeks current income, total return and high credit quality.

TRAVELERS SERIES FUND INC.:

Travelers Series Fund Inc. is a mutual fund with multiple portfolios. Smith Barney Fund Management LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Smith Barney Aggressive Growth Portfolio seeks capital apprecation.

SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Smith Barney Large Capitalization Growth Portfolio seeks long term growth of capital.

SMITH BARNEY MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE: The Smith Barney Money Market Portfolio seeks to maximize current income consistent with preservation of capital. The Fund seeks to maintain a stable $1 share price.

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)

Van Kampen Life Investment Trust is a mutual fund with multiple portfolios. Van Kampen Asset Management Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO

SUBADVISER: Van Kampen Asset Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen LIT Emerging Growth Portfolio seeks capital appreciation.

APPENDIX B
GUARANTEED WITHDRAWAL BENEFIT EXAMPLES (PRINCIPAL GUARANTEE)

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect any increase in the Annual Benefit Payment due to the Automated Required Minimum Distribution Program nor do they reflect the deduction of fees and charges, and applicable income taxes and penalties.

A.  How Withdrawals Affect the Benefit Base

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value grew to $112,000 because of market performance. If you make your first withdrawal on or after your 3rd contract anniversary your Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 were made, the Benefit Base would be reduced to $100,000 - $12,000 = $88,000. The withdrawal of $12,000 exceeded the
      Annual Benefit Payment. However, since the remaining account value of $100,000 exceeds the remaining Benefit Base of $88,000, no further reduction to the Benefit Base is made.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value shrank to $90,000 because of market performance. If you make your first withdrawal on or after the 3rd contract anniversary your Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 were made, the Benefit Base would be reduced to $88,000 and the account value would be reduced to $78,000. The withdrawal of $12,000 exceeded the Annual Benefit Payment. However, since the account value of $78,000 is less than the Benefit Base of $88,000, a further reduction of the $10,000 difference is made, reducing the Benefit Base to $78,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume you make your first withdrawal in the first year and the GWB Withdrawal Rate is 5%, therefore the initial Annual Benefit Payment would be $5,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $95,000 + $10,000 = $105,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second purchase payment) and b) $5,250 (5% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would increase to $5,250.

C.  How Withdrawals Affect the Annual Benefit Payment

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and assuming you make your first withdrawal on or after your 3rd contract anniversary, the initial Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $12,000 - $1,000 = $87,000. Since the withdrawal of $12,000 exceeded the Annual Benefit Payment of $10,000, the Annual Benefit Payment would be reset to the lower of a) $10,000 (the Annual Benefit Payment before the withdrawal) and b) $8,700 (10% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $8,700.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and assuming you make your first withdrawal on or after your 3rd contract anniversary, the initial Annual Benefit Payment would be $10,000. If a withdrawal of $12,000 was made four years later after the account value had increased to $150,000, the account value would be reduced to $138,000. Since the withdrawal of $12,000 exceeded the Annual Benefit Payment of $10,000, the Annual Benefit Payment would be reset to the lower of a) $10,000 (the Annual Benefit Payment before the withdrawal) and b) $13,800 (10% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $10,000.

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D.  How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed
Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next 18 months you make two withdrawals of $5,000 each. Your Benefit Base would be reduced to $90,000. If a subsequent purchase payment of $3,000 was made before the 2nd contract anniversary, the Benefit Base would be increased to $90,000 + $3,000 = $93,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $93,000 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.

E.  Putting It All Together

   1. When Withdrawals Equal the Annual Benefit Payment and are Taken On or After Your 3rd Contract Anniversary

An initial purchase payment is made of $100,000. The initial Benefit Base is $100,000, the Guaranteed Withdrawal Amount is $100,000, and the Annual Benefit Payment is $5,000. If no withdrawals are taken for the first 3 years of the contract, the Annual Benefit Payment increases to 10% x $100,000 = $10,000. Starting in the fourth contract year, the Guaranteed Minimum Withdrawal Benefit guarantees annual withdrawals of $10,000 for 10 years as long as no withdrawals were taken in the first 3 years.

                                        [CHART]

              Annual Benefit          Cumulative
                 Payment              Withdrawals         Contract Value
             ----------------         -----------         --------------
    1             $     0               $      0           $100,000.00
    2                   0                      0             73,000.00
    3                   0                      0             52,750.00
    4              10,000                 10,000             37,562.50
    5              10,000                 20,000             26,171.88
    6              10,000                 30,000             17,628.91
    7              10,000                 40,000             11,221.68
    8              10,000                 50,000              6,416.26
    9              10,000                 60,000              2,812.20
   10              10,000                 70,000                109.15
   11              10,000                 80,000             -1,918.14
   12              10,000                 90,000             -3,438.61
   13              10,000                100,000             -4,578.95

   2. When Withdrawals Do Not Exceed the Annual Benefit Payment and are Taken Before Your 3rd Contract Anniversary

An initial purchase payment is made of $100,000. The initial Benefit Base is $100,000, the Guaranteed Withdrawal Amount is $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Even if the Account Balance reduces to zero due to poor market performance, the Guaranteed Minimum Withdrawal Benefit guarantees annual withdrawals of $5,000 for 20 years.

                                       [CHART]

              Annual Benefit          Cumulative
                 Payment              Withdrawals        Contract Value
             ----------------         -----------        --------------
   1              $5,000                $ 5,000           $100,000.00
   2               5,000                 10,000             73,000.00
   3               5,000                 15,000             52,750.00
   4               5,000                 20,000             37,562.50
   5               5,000                 25,000             26,171.88
   6               5,000                 30,000             17,628.91
   7               5,000                 35,000             11,221.68
   8               5,000                 40,000              6,416.26
   9               5,000                 45,000              2,812.20
  10               5,000                 50,000                109.15
  11               5,000                 55,000             -1,918.14
  12               5,000                 60,000             -3,438.61
  13               5,000                 65,000             -4,578.95
  14               5,000                 70,000             -5,434.22
  15               5,000                 75,000             -6,075.66
  16               5,000                 80,000             -6,556.75
  17               5,000                 85,000             -6,917.56
  18               5,000                 90,000             -7,188.17
  19               5,000                 95,000             -7,391.13
  20               5,000                100,000             -7,543.35


   3. When Annual Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would now be the amount guaranteed to be available to be withdrawn over time.

                                       [CHART]

            Annual Benefit          Actual          Account          Benefit
                Payment          Withdrawals         Value             Base
            --------------       -----------      -----------      -----------
   0             $    0            $     0         $100,000         $100,000
   1              5,000              5,000           85,000           95,000
   2              5,000              5,000           68,000           90,000
   3              5,000              5,000           50,000           85,000
   4              5,000             10,000           40,000           40,000
   5              2,000              2,000           38,000           38,000
   6              2,000              2,000           36,000           36,000
   7              2,000              2,000           34,000           34,000
   8              2,000              2,000           32,000           32,000
   9              2,000              2,000           30,000           30,000
  10              2,000              2,000           28,000           28,000
  11              2,000              2,000           26,000           26,000
  12              2,000              2,000           24,000           24,000
  13              2,000              2,000           22,000           22,000
  14              2,000              2,000           20,000           20,000
  15              2,000              2,000           18,000           18,000
  16              2,000              2,000           16,000           16,000
  17              2,000              2,000           14,000           14,000

F. How the Optional Reset Works (may be elected prior to the owner's 86th birthday)

Assume that a contract had an initial purchase payment of $100,000 and the GWB charge is .50%. The initial account value would be $100,000, the initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000 and the Annual Benefit Payment would be $5,000 (assuming you began withdrawing in your first year).

Assume the account value on the third contract anniversary grew due to market performance to $148,350. Assume the GWB charge remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 5% x $148,350 = $7,418.

Assume the account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the GWB charge has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 5% x $179,859 = $8,993.

Assume the account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the GWB charge is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 5% x $282,582 = $14,129.

                                        [CHART]

              Annual Benefit             Cumulative
   YEARS         Payment                 Withdrawals          Contract Value
   -----     ----------------            -----------          --------------
     1        $ 5,000.00                 $  5,000.00             $100,000
     2          5,000.00                   10,000.00              125,000
     3          5,000.00                   15,000.00              130,000
     4          7,417.50                   22,417.50              148,350
     5          7,417.50                   29,835.00              185,000
     6          7,417.50                   37,252.50              195,000
     7          8,992.95                   46,245.45              179,859
     8          8,992.95                   55,238.40              210,000
     9          8,992.95                   64,231.35              223,000
    10         14,129.10                   78,360.45              282,582
    11         14,129.10                   92,489.55              270,000
    12         14,129.10                  106,618.65              278,000
                                                                  315,000

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                   FIRST METLIFE INVESTORS INSURANCE COMPANY

                              MARQUIS PORTFOLIOSSM


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED NOVEMBER 7, 2005, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (800) 842-9325.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED NOVEMBER 7, 2005.

MARQUIS AND MARQUIS PORTFOLIOS ARE SERVICE MARKS OF CITIGROUP INC. OR ITS AFFLIATES AND ARE USED BY METLIFE, INC. AND ITS AFFILIATES UNDER LICENSE.


SAI-MARQUISNY

TABLE OF CONTENTS                                                           PAGE

COMPANY ..................................................................     2
EXPERTS ..................................................................     2
CUSTODIAN ................................................................     2
LEGAL MATTERS ............................................................     2
DISTRIBUTION .............................................................     2
CALCULATION OF PERFORMANCE INFORMATION ...................................     3
     Total Return ........................................................     3
     Historical Unit Values ..............................................     4
     Reporting Agencies ..................................................     4
ANNUITY PROVISIONS .......................................................     5
     Variable Annuity ....................................................     5
     Fixed Annuity .......................................................     6
     Mortality and Expense Guarantee .....................................     6
     Legal or Regulatory Restrictions on Transactions ....................     6
TAX STATUS OF THE CONTRACTS ..............................................     6
FINANCIAL STATEMENTS .....................................................     8

COMPANY
First MetLife Investors Insurance Company (First MetLife Investors or the Company) was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. On December 31, 2002. First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife.

First MetLife Investors is presently licensed to do business only in the State of New York.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

EXPERTS
The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.

CUSTODIAN
First MetLife Investors Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

LEGAL MATTERS
Legal matters in connection with the contracts described in this registration statement have been passed on by Richard C. Pearson, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the contracts.

DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See "Other Information - Distribution of the Contracts.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                        Aggregate Amount of
                                        Commissions Retained
                Aggregate Amount of     by Distributor After
                Commissions Paid to     Payments to Selling
Fiscal year         Distributor                Firms
-----------     -------------------     --------------------
2002            $   139,056             $0
2003            $ 6,366,843             $0
2004            $11,902,127             $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2004 ranged from $4,088,944 to $142. The amount of commissions paid to selected selling firms during 2004 ranged from $37,331,317 to $2,510. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2004 ranged from $41,420,261 to $30,243. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors USA Insurance Company).

In view of the fact that the contracts are newly offered, none of the amounts described herein were paid in regard to the contracts.

The following list sets forth the names of selling firms that received additional compensation in 2004 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.

A.G. Edwards & Sons, Inc.
Commonwealth
Edward Jones
Firstar Investments
HSBC Brokerage
J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger Corp.
RBC Dain Rauscher, Inc.
Stifer, Nicolaus & Co., Incorporated
UBS Financial Services, Inc.
Vision Investment Services
Wachovia Securities, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, GMIB or GWB rider charge. For purposes of calculating performance information, the GWB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sale charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB or GWB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:

The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is    (i)     the net asset value per share of the portfolio at the end of the current business day; plus

        (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is    (i)     the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

        (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

..       You may not make a transfer from the fixed account to the Separate
        Account;

..       Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

..       You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.

OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FINANCIAL STATEMENTS
The financial statements of the Separate Account and the Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of
First MetLife Investors Insurance Company and
Contract Owners of First MetLife Investors Variable Annuity Account One

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising First MetLife Investors Variable Annuity Account One (the Separate Account) of First MetLife Investors Insurance Company as of December 31, 2004, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of First MetLife Investors Variable Annuity Account One of First MetLife Investors Insurance Company as of December 31, 2004, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights for each of the periods in the four year period then ended, in conformity with accounting principles generally accepted in the United States of America.

St. Louis, Missouri
March 31, 2005

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets:
  Investments:
   Met Investors Series Trust (Met Investors):
    Lord Abbett Growth & Income Portfolio              36,508 shares $  1,001,794
    Lord Abbett Growth & Income Portfolio B         1,161,377 shares   31,670,738
    Lord Abbett Bond Debenture Portfolio               11,889 shares      150,155
    Lord Abbett Bond Debenture Portfolio B          1,911,003 shares   23,963,971
    Lord Abbett Mid-Cap Value Portfolio                13,376 shares      289,454
    Lord Abbett Mid-Cap Value Portfolio B              42,859 shares      920,601
    Met/Putnam Capital Opportunities A                  8,697 shares      122,889
    Met/Putnam Capital Opportunities B                  1,641 shares       22,995
    Oppenheimer Capital Appreciation Portfolio A       11,344 shares       94,832
    Oppenheimer Capital Appreciation Portfolio B    2,440,110 shares   20,277,316
    Money Market Portfolio B                        3,432,440 shares    3,432,440
    Janus Aggressive Growth Portfolio A                17,608 shares      134,705
    Janus Aggressive Growth Portfolio B             1,531,775 shares   11,610,855
    Lord Abbett Growth Opportunity Portfolio           12,104 shares      126,246
    Lord Abbett Growth Opportunity Portfolio B         10,661 shares      109,807
    PIMCO Total Return Bond Portfolio A                 1,043 shares       11,889
    PIMCO Total Return Bond Portfolio B             1,507,287 shares   17,062,487
    PIMCO PEA Innovation Portfolio B                  610,544 shares    2,796,289
    T Rowe Price Mid Cap Growth Portfolio A             1,566 shares       11,819
    T Rowe Price Mid Cap Growth Portfolio B           990,334 shares    7,397,795
    MFS Research International Portfolio               14,075 shares      164,961
    MFS Research International Portfolio B          1,084,491 shares   12,666,859
    AIM Mid Cap Core Equity Portfolio B               431,839 shares    6,071,654
    AIM Small Cap Growth Portfolio B                  911,437 shares   11,611,711
    Harris Oakmark International Portfolio B        1,375,231 shares   19,624,541
    Third Avenue Small Cap Value Portfolio B        1,189,160 shares   17,088,230
    PIMCO Inflation Protected Bond Portfolio B      2,253,264 shares   23,952,202
    Lord Abbett America's Value Portfolio B             4,534 shares       61,435
    Neuberger Berman Real Estate Portfolio B          436,349 shares    5,441,268
    Turner Mid-Cap Growth Portfolio B                 385,789 shares    4,328,556
    Goldman Sachs Mid-Cap Value Portfolio B           459,022 shares    5,485,313
    Defensive Strategy Fund of Fund B                 276,064 shares    2,746,837
    Moderate Strategy Fund of Fund B                1,026,186 shares   10,374,744
    Balance Strategy Fund of Fund B                 1,522,143 shares   15,693,298
    Growth Strategy Fund of Fund B                  3,239,102 shares   34,204,914
    Aggressive Strategy Fund of Fund B                229,905 shares    2,457,682
   Russell Insurance Funds (Russell):
    Multi-Style Equity Fund                            14,095 shares      177,591
    Aggressive Equity Fund                              2,428 shares       36,179
    Non-US Fund                                         3,463 shares       39,236
    Core Bond Fund                                     26,479 shares      278,032
    Real Estate Securites Fund                          3,627 shares       61,993
   AIM Variable Insurance Funds (AIM):
    Capital Appreciation Fund                           3,332 shares       75,596
    Capital Appreciation Fund B                             - shares            -
    International Growth Fund                           2,035 shares       40,238
    International Growth Fund B                             - shares            -

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets, continued:
  Investments, continued:
   Alliance Variable Products (Alliance):
    Bernstein Real Estate Investment Portfolio                         2,775 shares $     57,333
    Bernstein Real Estate Investment Portfolio B                      13,850 shares      284,471
   Scudder Variable Series II (Scudder II):
    Small Cap Growth Portfolio                                             - shares            -
    Dreman Small Cap Value Portfolio                                   4,439 shares       89,036
    Government Securities Portfolio                                        - shares            -
   MFS Variable Insurance Trust (MFS):
    Investors Trust Series                                               222 shares        4,009
    Investors Trust Series B                                               - shares            -
    High Income Series                                                   395 shares        4,099
    High Income Series B                                              40,146 shares      413,106
    New Discovery Series B                                            23,767 shares      349,607
   Putnam Variable Trust (Putnam):
    Growth & Income Fund                                               3,700 shares       94,678
    Growth & Income Fund B                                             1,272 shares       32,364
    Equity Income B                                                    4,704 shares       63,455
    Vista Fund                                                        33,287 shares      418,750
    Vista Fund B                                                           - shares            -
    International Equity Fund                                          5,875 shares       86,949
    International Equity Fund B                                        1,328 shares       19,535
   Franklin Templeton Variable Products Series Fund (Templeton):
    Foreign Securities Fund                                            5,464 shares       79,394
    Foreign Securities Fund B                                         13,795 shares      197,955
    Developing Markets Securities Fund                                 7,413 shares       64,713
    Developing Markets Securities Fund B                              22,214 shares      192,598
    Growth Securities Fund B                                               - shares            -
   Fidelity Investments (Fidelity):
    Equity-Income Portfolio B                                          1,496 shares       37,526
    Growth Portfolio B                                                11,247 shares      355,843
    High Income Portfolio B                                                - shares            -
   Metropolitan Life Series Funds, Inc. (MetLife):
    Stock Index Portfolio B                                          317,298 shares   10,001,246
    Putnam International Stock B                                      34,304 shares      390,385
    Met/Putnam Voyager Portfolio B                                     1,268 shares        5,970
    SSR Bond Income Portfolio                                            158 shares       17,977
    SSR Money Market Portfolio B                                       1,689 shares      168,890
    MFS Research Series B                                                  - shares            -
    Davis Venture Value Fund E                                     1,210,899 shares   34,014,152
    Harris Oakmark Focused Value Fund B                               59,879 shares   14,368,620
    Jennison Growth Portfolio B                                    1,181,427 shares   12,830,295
    MFS Total Return Series B                                            229 shares       33,562
    MFS Investors Trust Series B                                      50,759 shares      463,430
    Capital Guardian U.S. Equity Series A                              8,941 shares      104,250
    Capital Guardian U.S. Equity Series B                             28,506 shares      331,526
    Salomon Bros Strategic Bond Portfolio B                            5,523 shares       71,745
    T Rowe Price Small Cap Portfolio B                                 6,961 shares       93,560
    T Rowe Price Large Cap Portfolio A                                 2,622 shares       33,479

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets, continued:
  Investments, continued:
   Metropolitan Life Series Funds, Inc. (MetLife) (Cont'd):
    T Rowe Price Large Cap Portfolio B                          14,748 shares $    187,592
    Franklin Templeton Small Cap Growth B                          337 shares        3,458
    SSR Aurora B                                                 1,136 shares       21,604
   Dreyfus Variable Investment Fund (Dreyfus):
    Stock Index Fund B                                               - shares            -
   PIMCO Variable Trust (PIMCO):
    High Yield Portfolio                                         1,824 shares       15,319
    Low Duration Portfolio                                       9,385 shares       96,667
    StocksPLUS Growth & Income Portfolio                           496 shares        5,002
    Total Return Portfolio                                           - shares            -
                                                                              ------------
      Total assets                                                            $369,996,297
                                                                              ============

Sub-account liabilities:
  Due to/(from) General Account, net:
   Met Investors Lord Abbet Growth & Income Portfolio                         $         50
   Met Investors Lord Abbett Growth & Income Portfolio B                               189
   Met Investors Lord Abbett Bond Debenture Portfolio B                                161
   Met Investors Lord Abbett Mid-Cap Value Portfolio                                    43
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                                 118
   Met Investors Met/Putnam Capital Opportunities A                                     18
   Met Investors Met/Putnam Capital Opportunities B                                     42
   Met Investors Oppenheimer Capital Appreciation Portfolio A                            1
   Met Investors Oppenheimer Capital Appreciation Portfolio B                          264
   Met Investors Money Market Portfolio B                                              259
   Met Investors Janus Aggressive Growth Portfolio A                                    22
   Met Investors Janus Aggressive Growth Portfolio B                                   204
   Met Investors Lord Abbett Growth Opportunity Portfolio                               19
   Met Investors Lord Abbett Growth Opportunity Portfolio B                            100
   Met Investors PIMCO Total Return Bond Portfolio A                                     4
   Met Investors PIMCO Total Return Bond Portfolio B                                   124
   Met Investors PIMCO PEA Innovation Portfolio B                                      108
   Met Investors T Rowe Price Mid Cap Growth Portfolio A                                65
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                               196
   Met Investors MFS Research International Portfolio                                    7
   Met Investors MFS Research International Portfolio B                                123
   Met Investors AIM Mid Cap Core Equity Portfolio B                                   209
   Met Investors AIM Small Cap Growth Portfolio B                                      194
   Met Investors Harris Oakmark International Portfolio B                              136
   Met Investors Third Avenue Small Cap Value Portfolio B                              111
   Met Investors PIMCO Inflation Protected Bond Portfolio B                            187
   Met Investors Lord Abbett America's Value Portfolio B                                21
   Met Investors Neuberger Berman Real Estate Portfolio B                              209
   Met Investors Turner Mid-Cap Growth Portfolio B                                     186
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B                               178

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account liabilities, continued:
  Due to/(from) General Account, net continued:
   Met Investors Defensive Strategy Fund of Fund B                      $         65
   Met Investors Moderate Strategy Fund of Fund B                                 35
   Met Investors Balance Strategy Fund of Fund B                                  45
   Met Investors Growth Strategy Fund of Fund B                                   58
   Met Investors Aggressive Strategy Fund of Fund B                              119
   Russell Multi-Style Equity Fund                                                19
   Russell Aggressive Equity Fund                                                  6
   Russell Non-US Fund                                                             6
   Russell Core Bond Fund                                                         43
   Russell Real Estate Securites Fund                                             36
   AIM Capital Appreciation Fund                                                  12
   AIM International Growth Fund                                                  50
   Alliance Bernstein Real Estate Investment Portfolio                            24
   Alliance Bernstein Real Estate Investment Portfolio B                         112
   Scudder II Small Cap Value Portfolio                                           37
   MFS Investors Trust Series                                                     16
   MFS High Income Series                                                         10
   MFS High Income Series B                                                       96
   MFS New Discovery Series B                                                     73
   Putnam Growth & Income Fund                                                    15
   Putnam Growth & Income Fund B                                                  31
   Putnam Equity Income B                                                         49
   Putnam International Equity Fund                                               36
   Putnam International Equity Fund B                                             58
   Templeton Foreign Securities Fund                                              24
   Templeton Foreign Securities Fund B                                           102
   Templeton Developing Markets Securities Fund                                   42
   Templeton Developing Markets Securities Fund B                                128
   Fidelity Equity-Income B                                                       24
   Fidelity Growth B                                                              93
   MetLife Stock Index Portfolio B                                               152
   MetLife Met/Putnam Voyager Portfolio B                                          3
   MetLife SSR Bond Income Portfolio                                              15
   MetLife SSR Money Market Portfolio                                             23
   MetLife Davis Venture Value Fund E                                            140
   MetLife Harris Oakmark Focused Value Fund B                                   228
   MetLife Jennison Growth Portfolio B                                           151
   MetLife MFS Total Return Series B                                              27
   MetLife MFS Investors Trust Series B                                           87
   MetLife Capital Guardian U.S. Equity Series A                                  43
   MetLife Capital Guardian U.S. Equity Series B                                  51
   MetLife Salomon Bros Strategic Bond Portfolio B                                45
   MetLife T Rowe Price Small Cap Portfolio B                                     26
   MetLife T Rowe Price Large Cap Portfolio A                                      5
   MetLife T Rowe Price Large Cap Portfolio B                                     77
   MetLife Franklin Templeton Small Cap Growth B                                   9
   MetLife SSR Aurora B                                                           52
   PIMCO High Yield Portfolio                                                     28

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account liabilities, continued:
  Due to/(from) General Account, net continued:
   PIMCO Low Duration Portfolio                                              $         68
   PIMCO StocksPLUS Growth & Income                                                    40
                                                                             ------------
      Total liabilities                                                      $      6,282
                                                                             ============

Sub-account net assets:
  Accumulation units:
   Met Investors Lord Abbet Growth & Income Portfolio                        $    993,930
   Met Investors Lord Abbett Growth & Income Portfolio B                       31,659,500
   Met Investors Lord Abbett Bond Debenture Portfolio                             150,155
   Met Investors Lord Abbett Bond Debenture Portfolo B                         23,960,693
   Met Investors Lord Abbett Mid-Cap Value Portfolio                              289,411
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                            920,483
   Met Investors Met/Putnam Capital Opportunities A                               121,520
   Met Investors Met/Putnam Capital Opportunities B                                22,953
   Met Investors Oppenheimer Capital Appreciation Portfolio A                      94,831
   Met Investors Oppenheimer Capital Appreciation Portfolio B                  20,269,374
   Met Investors Money Market Portfolio B                                       3,432,181
   Met Investors Janus Aggressive Growth Portfolio A                              134,683
   Met Investors Janus Aggressive Growth Portfolio B                           11,606,736
   Met Investors Lord Abbett Growth Opportunity Portfolio                         126,227
   Met Investors Lord Abbett Growth Opportunity Portfolio B                       109,707
   Met Investors PIMCO Total Return Bond Portfolio A                               11,885
   Met Investors PIMCO Total Return Bond Portfolio B                           17,059,474
   Met Investors PIMCO PEA Innovation Portfolio B                               2,796,181
   Met Investors T Rowe Price Mid Cap Growth Portfolio A                           11,754
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                        7,395,462
   Met Investors MFS Research International Portfolio                             163,654
   Met Investors MFS Research International Portfolio B                        12,666,736
   Met Investors AIM Mid Cap Core Equity Portfolio B                            6,069,412
   Met Investors AIM Small Cap Growth Portfolio B                              11,606,944
   Met Investors Harris Oakmark International Portfolio B                      19,617,413
   Met Investors Third Avenue Small Cap Value Portfolio B                      17,083,235
   Met Investors PIMCO Inflation Protected Bond Portfolio B                    23,948,967
   Met Investors Lord Abbett America's Value Portfolio B                           61,414
   Met Investors Neuberger Berman Real Estate Portfolio B                       5,441,059
   Met Investors Turner Mid-Cap Growth Portfolio B                              4,328,370
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B                        5,485,135
   Met Investors Defensive Strategy Fund of Fund B                              2,746,772
   Met Investors Moderate Strategy Fund of Fund B                              10,374,709
   Met Investors Balance Strategy Fund of Fund B                               15,693,253
   Met Investors Growth Strategy Fund of Fund B                                34,204,856
   Met Investors Aggressive Strategy Fund of Fund B                             2,457,563
   Russell Multi-Style Equity Fund                                                177,572
   Russell Aggressive Equity Fund                                                  36,173
   Russell Non-U.S. Fund                                                           39,230

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account net assets, continued:
  Accumulation units, continued:
   Russell Core Bond Fund                                                 $    277,989
   Russell Real Estate Securites Fund                                           61,957
   AIM Capital Appreciation Fund                                                75,584
   AIM Capital Appreciation Fund B                                                   -
   AIM International Growth Fund                                                40,188
   AIM International Growth Fund B                                                   -
   Alliance Bernstein Real Estate Investment Portfolio                          57,309
   Alliance Bernstein Real Estate Investment Portfolio B                       284,359
   Scudder II Small Cap Growth Portfolio                                             -
   Scudder II Dreman Small Cap Value Portfolio                                  88,999
   Scudder II Government Securities Portfolio                                        -
   MFS Investors Trust Series                                                    3,993
   MFS Investors Trust Series B                                                      -
   MFS High Income Series                                                        4,089
   MFS High Income Series B                                                    413,010
   MFS New Discovery Series B                                                  349,534
   Putnam Growth & Income Fund                                                  94,663
   Putnam Growth & Income Fund B                                                32,333
   Putnam Equity Income B                                                       63,406
   Putnam Vista Fund                                                           418,750
   Putnam Vista Fund B                                                               -
   Putnam International Equity Fund                                             86,913
   Putnam International Equity Fund B                                           19,477
   Templeton Foreign Securities Fund                                            79,370
   Templeton Foreign Securities Fund B                                         197,853
   Templeton Developing Markets Securities Fund                                 64,671
   Templeton Developing Markets Securities Fund B                              192,470
   Templeton Growth Securities Fund B                                                -
   Fidelity Equity-Income Portfolio B                                           37,502
   Fidelity Growth Portfolio B                                                 355,750
   Fidelity High Income Portfolio B                                                  -
   MetLife Stock Index Portfolio B                                          10,001,094
   MetLife Putnam International Stock B                                        390,385
   MetLife Met/Putnam Voyager Portfolio B                                        5,967
   MetLife SSR Bond Income Portfolio                                            17,962
   MetLife SSR Money Market Portfolio                                          168,867
   MetLife MFS Research Series B                                                     -
   MetLife Davis Venture Value Fund E                                       34,007,779
   MetLife Harris Oakmark Focused Value Fund B                              14,362,929
   MetLife Jennison Growth Portfolio B                                      12,826,253
   MetLife MFS Total Return Series B                                            33,535
   MetLife MFS Investors Trust Series B                                        463,343
   MetLife Capital Guardian US Equity Series A                                 100,109
   MetLife Capital Guardian US Equity Series B                                 331,475
   MetLife Salomon Bros Strategic Bond Portfolio B                              71,700
   MetLife T Rowe Price Small Cap Portfolio B                                   93,534
   MetLife T Rowe Price Large Cap Portfolio A                                   33,474
   MetLife T Rowe Price Large Cap Portfolio B                                  187,515

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account net assets, continued:
  Accumulation units, continued:
   MetLife Franklin Templeton Small Cap Growth B                             $      3,449
   MetLife SSR Aurora B                                                            21,552
   Dreyfus Stock Index Fund B                                                           -
   PIMCO High Yield Portfolio                                                      15,291
   PIMCO Low Duration Portfolio                                                    96,599
   PIMCO Stocks PLUS Growth & Income                                                4,962
   PIMCO Total Return Portfolio                                                         -
                                                                             ------------
      Net accumulation assets                                                $369,907,550
                                                                             ------------

Sub-account annuity net assets:
  Annuitization units:
   Met Investors Lord Abbet Growth & Income Portfolio                        $      7,814
   Met Investors Lord Abbett Growth & Income Portfolio B                           11,049
   Met Investors Lord Abbett Bond Debenture Portfolio B                             3,117
   Met Investors Met/Putnam Capital Opportunities A                                 1,351
   Met Investors Oppenheimer Capital Appreciation Portfolio B                       7,678
   Met Investors Janus Aggressive Growth Portfolio B                                3,915
   Met Investors PIMCO Total Return Bond Portfolio B                                2,889
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                            2,137
   Met Investors MFS Research International Portfolio                               1,300
   Met Investors AIM Mid Cap Core Equity Portfolio B                                2,033
   Met Investors AIM Small Cap Growth Portfolio B                                   4,573
   Met Investors Harris Oakmark International Portfolio B                           6,992
   Met Investors Third Avenue Small Cap Value Portfolio B                           4,884
   Met Investors PIMCO Inflation Protected Bond Portfolio B                         3,048
   MetLife Davis Venture Value Fund E                                               6,233
   MetLife Harris Oakmark Focused Value Fund B                                      5,463
   MetLife Jennison Growth Portfolio B                                              3,891
   MetLife Capital Guardian U.S. Equity Series A                                    4,098
                                                                             ------------
      Net annuitization assets                                               $     82,465
                                                                             ------------
                                                                             ------------
      Total net assets                                                       $369,990,015
                                                                             ============

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                               Met Investors
                                                  -------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett    Lord Abbett   Lord Abbett   Lord Abbett
                                                     Growth &       Growth &         Bond          Bond         Mid-Cap
                                                      Income         Income        Debenture     Debenture       Value
                                                     Portfolio     Portfolio B     Portfolio    Portfolio B    Portfolio
                                                  --------------  -------------  ------------- ------------- -------------
Investment income:
  Dividends                                       $        4,527        107,215          4,889       758,172         1,312
                                                  --------------  -------------  ------------- ------------- -------------
Expenses:
  Mortality and expense risk                              11,475        335,781          1,835       286,605         3,186
  Administrative fee                                       1,381         58,680            225        50,139           382
                                                  --------------  -------------  ------------- ------------- -------------
    Total expenses                                        12,856        394,461          2,060       336,744         3,568
                                                  --------------  -------------  ------------- ------------- -------------
    Net investment income (loss)                          (8,329)      (287,246)         2,829       421,428        (2,256)
                                                  --------------  -------------  ------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             12,444      1,104,118            577       591,435        10,115
  Realized gain distributions                                  -              -              -             -         6,207
                                                  --------------  -------------  ------------- ------------- -------------
    Net realized gain (loss)                              12,444      1,104,118            577       591,435        16,322
                                                  --------------  -------------  ------------- ------------- -------------
Change in unrealized appreciation (depreciation)          99,539      2,346,550          6,625       268,981        40,634
                                                  --------------  -------------  ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $      103,654      3,163,422         10,031     1,281,844        54,700
                                                  ==============  =============  ============= ============= =============

                                                  -----------------------------
                                                   Lord Abbett     JP Morgan
                                                     Mid-Cap        Quality
                                                      Value          Bond
                                                   Portfolio B   Portfolio (a)
                                                  -------------  -------------
Investment income:
  Dividends                                               3,300            843
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              7,896            464
  Administrative fee                                      1,692             61
                                                  -------------  -------------
    Total expenses                                        9,588            525
                                                  -------------  -------------
    Net investment income (loss)                         (6,288)           318
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             6,707          4,498
  Realized gain distributions                            19,905            238
                                                  -------------  -------------
    Net realized gain (loss)                             26,612          4,736
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        134,325         (4,536)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         154,649            518
                                                  =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                  Met Investors
                                                  ------------------------------------------------------------------------------
                                                     JP Morgan                                      JP Morgan       JP Morgan
                                                      Quality       Met/Putnam      Met/Putnam       Select          Select
                                                       Bond           Capital         Capital        Equity          Equity
                                                  Portfolio B (a) Opportunities A Opportunities B Portfolio (a)  Portfolio B (a)
                                                  --------------- --------------- --------------- -------------  ---------------
Investment income:
  Dividends                                       $       43,469               -               -          1,773             605
                                                  --------------   -------------   -------------  -------------   -------------
Expenses:
  Mortality and expense risk                               5,490           1,357             186          1,160             370
  Administrative fee                                       1,204             163              36            144              95
                                                  --------------   -------------   -------------  -------------   -------------
    Total expenses                                         6,694           1,520             222          1,304             465
                                                  --------------   -------------   -------------  -------------   -------------
    Net investment income (loss)                          36,775          (1,520)           (222)           469             140
                                                  --------------   -------------   -------------  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (48,752)           (241)             38        (12,395)          5,516
  Realized gain distributions                             12,642               -               -              -               -
                                                  --------------   -------------   -------------  -------------   -------------
    Net realized gain (loss)                             (36,110)           (241)             38        (12,395)          5,516
                                                  --------------   -------------   -------------  -------------   -------------
Change in unrealized appreciation (depreciation)          12,771          19,447           2,736         18,145          (3,342)
                                                  --------------   -------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                   $       13,436          17,686           2,552          6,219           2,314
                                                  ==============   =============   =============  =============   =============

                                                  --------------------------------
                                                                    Oppenheimer
                                                    Met/Putnam        Capital
                                                     Research      Appreciation
                                                  Portfolio B (a) Portfolio A (b)
                                                  --------------- ---------------
Investment income:
  Dividends                                               15,665           2,722
                                                   -------------   -------------
Expenses:
  Mortality and expense risk                              19,924             753
  Administrative fee                                       3,542              90
                                                   -------------   -------------
    Total expenses                                        23,466             843
                                                   -------------   -------------
    Net investment income (loss)                          (7,801)          1,879
                                                   -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            116,572              14
  Realized gain distributions                                  -           2,801
                                                   -------------   -------------
    Net realized gain (loss)                             116,572           2,815
                                                   -------------   -------------
Change in unrealized appreciation (depreciation)         (83,740)          1,717
                                                   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                           25,031           6,411
                                                   =============   =============

(a) For the period from January 1, 2004 to November 19, 2004.
(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                 Met Investors
                                                  ----------------------------------------------------------------------------
                                                   Oppenheimer                        Janus          Janus       Lord Abbett
                                                     Capital          Money        Aggressive     Aggressive       Growth
                                                   Appreciation      Market          Growth         Growth       Opportunity
                                                   Portfolio B     Portfolio B   Portfolio A (b)  Portfolio B     Portfolio
                                                  --------------  -------------  --------------- -------------  -------------
Investment income:
  Dividends                                       $      573,400         21,984               -              -              -
                                                  --------------  -------------   -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             213,107         48,863           1,015        119,420          1,294
  Administrative fee                                      37,232          8,577             123         20,855            285
                                                  --------------  -------------   -------------  -------------  -------------
    Total expenses                                       250,339         57,440           1,138        140,275          1,579
                                                  --------------  -------------   -------------  -------------  -------------
    Net investment income (loss)                         323,061        (35,456)         (1,138)      (140,275)        (1,579)
                                                  --------------  -------------   -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            419,501              -            (159)       228,766            736
  Realized gain distributions                            630,657              -               -              -              -
                                                  --------------  -------------   -------------  -------------  -------------
    Net realized gain (loss)                           1,050,158              -            (159)       228,766            736
                                                  --------------  -------------   -------------  -------------  -------------
Change in unrealized appreciation (depreciation)        (403,881)             -          12,426        828,590         13,443
                                                  --------------  -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      969,338        (35,456)         11,129        917,081         12,600
                                                  ==============  =============   =============  =============  =============

                                                  ------------------------------
                                                   Lord Abbett        PIMCO
                                                     Growth           Total
                                                   Opportunity     Return Bond
                                                   Portfolio B   Portfolio A (b)
                                                  -------------  ---------------
Investment income:
  Dividends                                                   -               -
                                                  -------------   -------------
Expenses:
  Mortality and expense risk                                877              18
  Administrative fee                                        194               2
                                                  -------------   -------------
    Total expenses                                        1,071              20
                                                  -------------   -------------
    Net investment income (loss)                         (1,071)            (20)
                                                  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               333               -
  Realized gain distributions                                 -               -
                                                  -------------   -------------
    Net realized gain (loss)                                333               -
                                                  -------------   -------------
Change in unrealized appreciation (depreciation)         11,698              83
                                                  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                          10,960              63
                                                  =============   =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004


                                                                                                Met Investors
                                                  ------------------------------------------------------------------------------
                                                       PIMCO          PIMCO       T Rowe Price    T Rowe Price         MFS
                                                       Total           PEA           Mid Cap        Mid Cap         Research
                                                    Return Bond    Innovation        Growth          Growth       International
                                                    Portfolio B    Portfolio B   Portfolio A (b)  Portfolio B       Portfolio
                                                  --------------  -------------  --------------- -------------    -------------
Investment income:
  Dividends                                       $    1,224,541          2,142               -              -              347
                                                  --------------  -------------   -------------  -------------    -------------
Expenses:
  Mortality and expense risk                             208,231         24,234             105         86,465            1,706
  Administrative fee                                      36,845          4,289              11         15,370              370
                                                  --------------  -------------   -------------  -------------    -------------
    Total expenses                                       245,076         28,523             116        101,835            2,076
                                                  --------------  -------------   -------------  -------------    -------------
    Net investment income (loss)                         979,465        (26,381)           (116)      (101,835)          (1,729)
                                                  --------------  -------------   -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (52,452)       (26,327)            235        425,704            2,658
  Realized gain distributions                                  -              -               -              -                -
                                                  --------------  -------------   -------------  -------------    -------------
    Net realized gain (loss)                             (52,452)       (26,327)            235        425,704            2,658
                                                  --------------  -------------   -------------  -------------    -------------
Change in unrealized appreciation (depreciation)        (510,064)       147,864           1,611        557,702           24,148
                                                  --------------  -------------   -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $      416,949         95,156           1,730        881,571           25,077
                                                  ==============  =============   =============  =============    =============

                                                  ---------------------------
                                                       MFS            AIM
                                                    Research        Mid Cap
                                                  International   Core Equity
                                                   Portfolio B    Portfolio B
                                                  -------------  -------------
Investment income:
  Dividends                                              26,964              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            114,348         69,241
  Administrative fee                                     19,915         12,087
                                                  -------------  -------------
    Total expenses                                      134,263         81,328
                                                  -------------  -------------
    Net investment income (loss)                       (107,299)       (81,328)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           607,384        278,357
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            607,384        278,357
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      1,560,303        381,004
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       2,060,388        578,033
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  ----------------------------------------------------------------------------
                                                        AIM          Harris      Third Avenue         PIMCO       Lord Abbett
                                                     Small Cap       Oakmark      Small Cap         Inflation      America's
                                                      Growth      International     Value         Protected Bond     Value
                                                    Portfolio B    Portfolio B   Portfolio B       Portfolio B    Portfolio B
                                                  --------------  -------------  -------------    -------------- -------------
Investment income:
  Dividends                                       $            -              -        231,492        1,255,846          1,204
                                                  --------------  -------------  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                             116,214        194,583        171,043          254,285            463
  Administrative fee                                      20,140         33,794         29,725           44,235            108
                                                  --------------  -------------  -------------    -------------  -------------
    Total expenses                                       136,354        228,377        200,768          298,520            571
                                                  --------------  -------------  -------------    -------------  -------------
    Net investment income (loss)                        (136,354)      (228,377)        30,724          957,326            633
                                                  --------------  -------------  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            221,946        783,758        678,909          307,522            446
  Realized gain distributions                                  -              -        140,646            1,520            360
                                                  --------------  -------------  -------------    -------------  -------------
    Net realized gain (loss)                             221,946        783,758        819,555          309,042            806
                                                  --------------  -------------  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)         748,466      2,444,659      2,059,567            9,364          6,508
                                                  --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      834,058      3,000,040      2,909,846        1,275,732          7,947
                                                  ==============  =============  =============    =============  =============

                                                  ----------------------------
                                                     Neuberger        Turner
                                                      Berman          Mid-Cap
                                                    Real Estate       Growth
                                                  Portfolio B (b) Portfolio B (b)
                                                  --------------- ---------------
Investment income:
  Dividends                                              203,810               -
                                                   -------------   -------------
Expenses:
  Mortality and expense risk                              41,155          33,685
  Administrative fee                                       7,133           5,792
                                                   -------------   -------------
    Total expenses                                        48,288          39,477
                                                   -------------   -------------
    Net investment income (loss)                         155,522         (39,477)
                                                   -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            289,356         105,068
  Realized gain distributions                                  -               -
                                                   -------------   -------------
    Net realized gain (loss)                             289,356         105,068
                                                   -------------   -------------
Change in unrealized appreciation (depreciation)         871,589         562,700
                                                   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                        1,316,467         628,291
                                                   =============   =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                       Met Investors
                                                  -------------------------------------------------------------------------
                                                   Goldman Sachs    Defensive       Moderate      Balance        Growth
                                                      Mid-Cap        Strategy       Strategy      Strategy      Strategy
                                                       Value         Fund of        Fund of       Fund of       Fund of
                                                  Portfolio B (b)   Fund B (c)     Fund B (c)    Fund B (c)    Fund B (c)
                                                  --------------- -------------  -------------  ------------- -------------
Investment income:
  Dividends                                       $       61,588         47,858        137,425        149,229       205,220
                                                  --------------  -------------  -------------  ------------- -------------
Expenses:
  Mortality and expense risk                              41,374          2,655          7,303         12,919        28,791
  Administrative fee                                       7,145            467          1,277          2,238         4,806
                                                  --------------  -------------  -------------  ------------- -------------
    Total expenses                                        48,519          3,122          8,580         15,157        33,597
                                                  --------------  -------------  -------------  ------------- -------------
    Net investment income (loss)                          13,069         44,736        128,845        134,072       171,623
                                                  --------------  -------------  -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            180,509            100          1,158         28,552           834
  Realized gain distributions                                  -              -              -              -             -
                                                  --------------  -------------  -------------  ------------- -------------
    Net realized gain (loss)                             180,509            100          1,158         28,552           834
                                                  --------------  -------------  -------------  ------------- -------------
Change in unrealized appreciation (depreciation)         757,652         (7,782)       (16,876)        75,147       493,300
                                                  --------------  -------------  -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $      951,230         37,054        113,127        237,771       665,757
                                                  ==============  =============  =============  ============= =============

                                                                   Russell
                                                  ---------------------------
                                                   Aggressive      Multi-
                                                    Strategy        Style
                                                    Fund of        Equity
                                                   Fund B (c)       Fund
                                                  ------------- -------------
Investment income:
  Dividends                                               5,202         1,240
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                              2,326         2,070
  Administrative fee                                        394           251
                                                  ------------- -------------
    Total expenses                                        2,720         2,321
                                                  ------------- -------------
    Net investment income (loss)                          2,482        (1,081)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                29            38
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                                 29            38
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)         55,698        14,662
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                          58,209        13,619
                                                  ============= =============

(b) For the period from May 3, 2004 to December 31, 2004.
(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                           Russell
                                                  --------------------------------------------------------- --------------
                                                    Aggressive                      Core       Real Estate     Premier
                                                      Equity         Non-US         Bond       Securities       Equity
                                                       Fund           Fund          Fund          Fund         Fund (d)
                                                  --------------  ------------- ------------- ------------- -------------
Investment income:
  Dividends                                       $           55            705         9,808         1,376             -
                                                  --------------  ------------- ------------- ------------- -------------
Expenses:
  Mortality and expense risk                                 414            448         3,422           662           210
  Administrative fee                                          49             55           408            78            30
                                                  --------------  ------------- ------------- ------------- -------------
    Total expenses                                           463            503         3,830           740           240
                                                  --------------  ------------- ------------- ------------- -------------
    Net investment income (loss)                            (408)           202         5,978           636          (240)
                                                  --------------  ------------- ------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                143            381           141           561       (16,985)
  Realized gain distributions                              1,210              -         1,890         3,150             -
                                                  --------------  ------------- ------------- ------------- -------------
    Net realized gain (loss)                               1,353            381         2,031         3,711       (16,985)
                                                  --------------  ------------- ------------- ------------- -------------
Change in unrealized appreciation (depreciation)           3,263          5,095           647        11,184        15,715
                                                  --------------  ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $        4,208          5,678         8,656        15,531        (1,510)
                                                  ==============  ============= ============= ============= =============

                                                        AIM
                                                  -----------------------------
                                                     Premier        Capital
                                                      Equity      Appreciation
                                                    Fund B (d)        Fund
                                                  -------------  -------------
Investment income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                 19            893
  Administrative fee                                         12            109
                                                  -------------  -------------
    Total expenses                                           31          1,002
                                                  -------------  -------------
    Net investment income (loss)                            (31)        (1,002)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               290        (22,014)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                290        (22,014)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)           (519)        25,865
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (260)         2,849
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                      AIM
                                                  ------------------------------------------- --------------

                                                     Capital     International  International    Premier
                                                   Appreciation     Growth         Growth        Growth
                                                      Fund B         Fund          Fund B     Portfolio (d)
                                                  -------------- -------------  ------------- -------------
Investment income:
  Dividends                                       $            -           236              -             -
                                                  -------------- -------------  ------------- -------------
Expenses:
  Mortality and expense risk                                   -           458              -           497
  Administrative fee                                           -            50              -            64
                                                  -------------- -------------  ------------- -------------
    Total expenses                                             -           508              -           561
                                                  -------------- -------------  ------------- -------------
    Net investment income (loss)                               -          (272)             -          (561)
                                                  -------------- -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -        (4,895)             -       (58,418)
  Realized gain distributions                                  -             -              -             -
                                                  -------------- -------------  ------------- -------------
    Net realized gain (loss)                                   -        (4,895)             -       (58,418)
                                                  -------------- -------------  ------------- -------------
Change in unrealized appreciation (depreciation)               -        12,491              -        55,747
                                                  -------------- -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $            -         7,324              -        (3,232)
                                                  ============== =============  ============= =============

                                                             Alliance
                                                  --------------------------------------------
                                                                    Bernstein        Bernstein
                                                      Premier      Real Estate      Real Estate
                                                      Growth       Investment       Investment
                                                  Portfolio B (d)   Portfolio       Portfolio B
                                                  --------------- -------------    -------------
Investment income:
  Dividends                                                    -          1,108            4,956
                                                   -------------  -------------    -------------
Expenses:
  Mortality and expense risk                               1,411            596            2,608
  Administrative fee                                         317             72              552
                                                   -------------  -------------    -------------
    Total expenses                                         1,728            668            3,160
                                                   -------------  -------------    -------------
    Net investment income (loss)                          (1,728)           440            1,796
                                                   -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             17,516            784            6,535
  Realized gain distributions                                  -              -                -
                                                   -------------  -------------    -------------
    Net realized gain (loss)                              17,516            784            6,535
                                                   -------------  -------------    -------------
Change in unrealized appreciation (depreciation)         (25,318)        13,118           61,510
                                                   -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           (9,530)        14,342           69,841
                                                   =============  =============    =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                             Alliance                Liberty           Goldman Sachs
                                                  ------------------------------- ------------- ---------------------------
                                                     Bernstein                       Newport       Growth
                                                       Small         Bernstein     Tiger Fund,       &        International
                                                        Cap            Value        Variable       Income        Equity
                                                  Portfolio B (d) Portfolio B (d)  Series (d)     Fund (d)      Fund (d)
                                                  --------------- --------------- ------------- ------------- -------------
Investment income:
  Dividends                                       $            -               -              -             -             -
                                                  --------------   -------------  ------------- ------------- -------------
Expenses:
  Mortality and expense risk                                   -               -              -             -             -
  Administrative fee                                           -               -              -             -             -
                                                  --------------   -------------  ------------- ------------- -------------
    Total expenses                                             -               -              -             -             -
                                                  --------------   -------------  ------------- ------------- -------------
    Net investment income (loss)                               -               -              -             -             -
                                                  --------------   -------------  ------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -               -              -             -             -
  Realized gain distributions                                  -               -              -             -             -
                                                  --------------   -------------  ------------- ------------- -------------
    Net realized gain (loss)                                   -               -              -             -             -
                                                  --------------   -------------  ------------- ------------- -------------
Change in unrealized appreciation (depreciation)               -               -              -             -             -
                                                  --------------   -------------  ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $            -               -              -             -             -
                                                  ==============   =============  ============= ============= =============

                                                           Scudder II
                                                  ---------------------------
                                                      Small        Dreman
                                                       Cap        Small Cap
                                                     Growth         Value
                                                    Portfolio     Portfolio
                                                  ------------- -------------
Investment income:
  Dividends                                                   -           689
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                                  -           978
  Administrative fee                                          -           114
                                                  ------------- -------------
    Total expenses                                            -         1,092
                                                  ------------- -------------
    Net investment income (loss)                              -          (403)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 -           417
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                                  -           417
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)              -        17,295
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                               -        17,309
                                                  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                    Scudder II      Scudder I                                       MFS
                                                  -------------- --------------- --------------------------------------------

                                                    Government                                                   Investors
                                                    Securities    International     Research       Research        Trust
                                                    Portfolio    Portfolio B (d)   Series (d)    Series B (d)     Series
                                                  -------------- --------------- -------------  -------------  -------------
Investment income:
  Dividends                                       $            -             71            953            107             23
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                   -             23            356             46             55
  Administrative fee                                           -             13             46             10              5
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                             -             36            402             56             60
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                               -             35            551             51            (37)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -            615        (37,466)           114            152
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                                   -            615        (37,466)           114            152
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)               -           (576)        37,493            (35)           317
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $            -             74            578            130            432
                                                  ==============  =============  =============  =============  =============

                                                  ----------------------------

                                                    Investors      Emerging
                                                      Trust         Growth
                                                    Series B      Series (d)
                                                  ------------- -------------
Investment income:
  Dividends                                                   -             -
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                                  -           124
  Administrative fee                                          -            19
                                                  ------------- -------------
    Total expenses                                            -           143
                                                  ------------- -------------
    Net investment income (loss)                              -          (143)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 -       (19,120)
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                                  -       (19,120)
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)              -        19,386
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                               -           123
                                                  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                     MFS
                                                  -------------------------------------------------------------------------
                                                     Emerging          High          High           Strategic         New
                                                      Growth          Income        Income            Income       Discovery
                                                   Series B (d)       Series       Series B        Series B (d)    Series B
                                                  --------------  -------------  -------------    -------------  -------------
Investment income:
  Dividends                                       $            -            180         15,228            3,131              -
                                                  --------------  -------------  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                                  43             57          4,150              225          2,953
  Administrative fee                                          10              5            888               58            633
                                                  --------------  -------------  -------------    -------------  -------------
    Total expenses                                            53             62          5,038              283          3,586
                                                  --------------  -------------  -------------    -------------  -------------
    Net investment income (loss)                             (53)           118         10,190            2,848         (3,586)
                                                  --------------  -------------  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              1,091            494            877             (919)         2,190
  Realized gain distributions                                  -              -              -                -              -
                                                  --------------  -------------  -------------    -------------  -------------
    Net realized gain (loss)                               1,091            494            877             (919)         2,190
                                                  --------------  -------------  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)            (970)          (206)        16,030           (2,101)        25,617
                                                  --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $           68            406         27,097             (172)        24,221
                                                  ==============  =============  =============    =============  =============

                                                   Oppenheimer      Putnam
                                                  -------------  -------------
                                                                   Growth &
                                                      Bond          Income
                                                    Fund (d)         Fund
                                                  -------------  -------------
Investment income:
  Dividends                                                 809          1,553
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                 77          1,095
  Administrative fee                                         15            130
                                                  -------------  -------------
    Total expenses                                           92          1,225
                                                  -------------  -------------
    Net investment income (loss)                            717            328
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (32)            61
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                (32)            61
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)           (643)         7,852
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              42          8,241
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                 Putnam
                                                  -------------------------------------------------------------------------

                                                     Growth &                                                International
                                                      Income         Equity         Vista         Vista         Equity
                                                      Fund B        Income B        Fund          Fund B         Fund
                                                  -------------- -------------  -------------  ------------- -------------
Investment income:
  Dividends                                       $          383            64              -              -         1,284
                                                  -------------- -------------  -------------  ------------- -------------
Expenses:
  Mortality and expense risk                                 154           518          4,611              -           964
  Administrative fee                                          59           127            556              -           113
                                                  -------------- -------------  -------------  ------------- -------------
    Total expenses                                           213           645          5,167              -         1,077
                                                  -------------- -------------  -------------  ------------- -------------
    Net investment income (loss)                             170          (581)        (5,167)             -           207
                                                  -------------- -------------  -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 27           359         (3,152)             -          (236)
  Realized gain distributions                                  -             4              -              -             -
                                                  -------------- -------------  -------------  ------------- -------------
    Net realized gain (loss)                                  27           363         (3,152)             -          (236)
                                                  -------------- -------------  -------------  ------------- -------------
Change in unrealized appreciation (depreciation)           2,347         5,852         69,045              -        11,028
                                                  -------------- -------------  -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $        2,544         5,634         60,726              -        10,999
                                                  ============== =============  =============  ============= =============

                                                  ----------------------------
                                                                International
                                                  International      New
                                                     Equity     Opportunities
                                                     Fund B      Fund B (d)
                                                  ------------- -------------
Investment income:
  Dividends                                                 375             -
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                                253             -
  Administrative fee                                         46             -
                                                  ------------- -------------
    Total expenses                                          299             -
                                                  ------------- -------------
    Net investment income (loss)                             76             -
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             1,094             -
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                              1,094             -
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)          1,458             -
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                           2,628             -
                                                  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                      Putnam                                            Templeton
                                                  -------------- ------------------------------------------------------------
                                                                                                Developing       Developing
                                                       New          Foreign        Foreign       Markets          Markets
                                                      Value        Securities     Securities    Securities       Securities
                                                    Fund B (d)        Fund          Fund B         Fund            Fund B
                                                  -------------- -------------  -------------  -------------    -------------
Investment income:
  Dividends                                       $            -           820          1,151          1,055            1,505
                                                  -------------- -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                                   -           879          1,382            695            1,228
  Administrative fee                                           -           105            286             79              253
                                                  -------------- -------------  -------------  -------------    -------------
    Total expenses                                             -           984          1,668            774            1,481
                                                  -------------- -------------  -------------  -------------    -------------
    Net investment income (loss)                               -          (164)          (517)           281               24
                                                  -------------- -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -          (222)         1,203            439            1,931
  Realized gain distributions                                  -             -              -              -                -
                                                  -------------- -------------  -------------  -------------    -------------
    Net realized gain (loss)                                   -          (222)         1,203            439            1,931
                                                  -------------- -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)               -        11,704         22,751         11,146           28,185
                                                  -------------- -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $            -        11,318         23,437         11,866           30,140
                                                  ============== =============  =============  =============    =============

                                                  --------------------------
                                                     Franklin    Franklin Large
                                                      Small        Cap Growth
                                                       Cap         Securities
                                                    Fund B (d)     Fund B (d)
                                                  -------------  --------------
Investment income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                235             86
  Administrative fee                                         68              -
                                                  -------------  -------------
    Total expenses                                          303             86
                                                  -------------  -------------
    Net investment income (loss)                           (303)           (86)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             4,177          1,550
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                              4,177          1,550
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         (4,647)        (1,479)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (773)           (15)
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004


                                                                   Templeton                                   Fidelity
                                                  ------------------------------------------- -----------------------------
                                                      Mutual         Global
                                                      Shares         Income        Growth        Equity-
                                                    Securities     Securities    Securities      Income         Growth
                                                    Fund B (d)     Fund B (d)      Fund B      Portfolio B    Portfolio B
                                                  --------------  ------------- ------------- -------------  -------------
Investment income:
  Dividends                                       $            -              -             -           490            142
                                                  --------------  ------------- ------------- -------------  -------------
Expenses:
  Mortality and expense risk                                 129              -             -           360          2,108
  Administrative fee                                          40              -             -            73            442
                                                  --------------  ------------- ------------- -------------  -------------
    Total expenses                                           169              -             -           433          2,550
                                                  --------------  ------------- ------------- -------------  -------------
    Net investment income (loss)                            (169)             -             -            57         (2,408)
                                                  --------------  ------------- ------------- -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              3,274              -             -           (11)           665
  Realized gain distributions                                  -              -             -           128              -
                                                  --------------  ------------- ------------- -------------  -------------
    Net realized gain (loss)                               3,274              -             -           117            665
                                                  --------------  ------------- ------------- -------------  -------------
Change in unrealized appreciation (depreciation)          (2,690)             -             -         2,003         15,665
                                                  --------------  ------------- ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $          415              -             -         2,177         13,922
                                                  ==============  ============= ============= =============  =============

                                                                   American
                                                                   Century
                                                  ---------------------------

                                                                   Income &
                                                   High Income      Growth
                                                   Portfolio B     Fund (d)
                                                  ------------- -------------
Investment income:
  Dividends                                                   -           424
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                                  -           121
  Administrative fee                                          -            19
                                                  ------------- -------------
    Total expenses                                            -           140
                                                  ------------- -------------
    Net investment income (loss)                              -           284
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 -         4,082
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                                  -         4,082
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)              -        (4,225)
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                               -           141
                                                  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                        American Century                                         MetLife
                                                  ----------------------------  --------------------------------------------
                                                                                    Stock         Putnam       Met/Putnam
                                                  International      Value          Index      International     Voyager
                                                    Fund (d)        Fund (d)     Portfolio B      Stock B      Portfolio B
                                                  -------------- -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $            -            79         32,755          4,319              -
                                                  -------------- -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                   -            29         85,380          4,076              3
  Administrative fee                                           -             8         14,954            892              -
                                                  -------------- -------------  -------------  -------------  -------------
    Total expenses                                             -            37        100,334          4,968              3
                                                  -------------- -------------  -------------  -------------  -------------
    Net investment income (loss)                               -            42        (67,579)          (649)            (3)
                                                  -------------- -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -           798        170,096         12,971              -
  Realized gain distributions                                  -            61              -              -              -
                                                  -------------- -------------  -------------  -------------  -------------
    Net realized gain (loss)                                   -           859        170,096         12,971              -
                                                  -------------- -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)               -          (683)       559,930         43,437             94
                                                  -------------- -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $            -           218        662,447         55,759             91
                                                  ============== =============  =============  =============  =============

                                                  -----------------------------
                                                       SSR            SSR
                                                   Bond Income    Money Market
                                                  Portfolio (c)   Portfolio B
                                                  -------------  -------------
Investment income:
  Dividends                                                   -          1,660
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                141          1,948
  Administrative fee                                         36            425
                                                  -------------  -------------
    Total expenses                                          177          2,373
                                                  -------------  -------------
    Net investment income (loss)                           (177)          (713)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (70)             -
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                (70)             -
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)            807              -
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             560           (713)
                                                  =============  =============

(c) For the period from November 22, 2004 to December 31, 2004.
(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                  MetLife
                                                  -------------------------------------------------------------------------
                                                                                    Harris                        MFS
                                                       MFS           Davis         Oakmark       Jennison        Total
                                                     Research       Venture        Focused        Growth         Return
                                                     Series B     Value Fund E   Value Fund B   Portfolio B     Series B
                                                  -------------- -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $            -        69,035              -            679            615
                                                  -------------- -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                   -       315,310        162,366        133,441            296
  Administrative fee                                           -        55,426         28,128         23,109             63
                                                  -------------- -------------  -------------  -------------  -------------
    Total expenses                                             -       370,736        190,494        156,550            359
                                                  -------------- -------------  -------------  -------------  -------------
    Net investment income (loss)                               -      (301,701)      (190,494)      (155,871)           256
                                                  -------------- -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -       776,567        498,271        307,588            114
  Realized gain distributions                                  -             -        117,893              -            113
                                                  -------------- -------------  -------------  -------------  -------------
    Net realized gain (loss)                                   -       776,567        616,164        307,588            227
                                                  -------------- -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)               -     2,493,712        587,955        899,439          2,138
                                                  -------------- -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $            -     2,968,578      1,013,625      1,051,156          2,621
                                                  ============== =============  =============  =============  =============

                                                  -----------------------------
                                                       MFS          Capital
                                                    Investors       Guardian
                                                      Trust       U.S. Equity
                                                    Series B      Series A (c)
                                                  -------------  -------------
Investment income:
  Dividends                                               1,389              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              4,863            153
  Administrative fee                                      1,048             13
                                                  -------------  -------------
    Total expenses                                        5,911            166
                                                  -------------  -------------
    Net investment income (loss)                         (4,522)          (166)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             4,345             16
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                              4,345             16
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         40,769          4,023
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          40,592          3,873
                                                  =============  =============

(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                     MetLife
                                                  -------------------------------------------------------------------------------
                                                      Capital
                                                     Guardian      Salomon Bros    T Rowe Price    T Rowe Price    T Rowe Price
                                                    U.S. Equity   Strategic Bond     Small Cap       Large Cap       Large Cap
                                                     Series B     Portfolio B (b) Portfolio B (b) Portfolio A (b) Portfolio B (b)
                                                  --------------  --------------- --------------- --------------- ---------------
Investment income:
  Dividends                                       $        2,169               -               -               -               -
                                                  --------------   -------------   -------------   -------------   -------------
Expenses:
  Mortality and expense risk                               2,547             505             572             234             785
  Administrative fee                                         544             103             144              34             163
                                                  --------------   -------------   -------------   -------------   -------------
    Total expenses                                         3,091             608             716             268             948
                                                  --------------   -------------   -------------   -------------   -------------
    Net investment income (loss)                            (922)           (608)           (716)           (268)           (948)
                                                  --------------   -------------   -------------   -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                496              53            (125)              8              28
  Realized gain distributions                                  -               -               -               -               -
                                                  --------------   -------------   -------------   -------------   -------------
    Net realized gain (loss)                                 496              53            (125)              8              28
                                                  --------------   -------------   -------------   -------------   -------------
Change in unrealized appreciation (depreciation)          19,530           4,389           7,684           3,172          17,099
                                                  --------------   -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                   $       19,104           3,834           6,843           2,912          16,179
                                                  ==============   =============   =============   =============   =============

                                                  -----------------------------
                                                     Franklin
                                                    Templeton
                                                    Small Cap         SSR
                                                   Growth B (b)   Aurora B (b)
                                                  -------------  -------------
Investment income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                  9             52
  Administrative fee                                          -              -
                                                  -------------  -------------
    Total expenses                                            9             52
                                                  -------------  -------------
    Net investment income (loss)                             (9)           (52)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 -              -
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                  -              -
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)            252          1,689
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             243          1,637
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                     Dreyfus                              INVESCO
                                                  --------------------------------------------- ----------------------------

                                                      Capital       Disciplined      Stock                         High
                                                   Appreciation        Stock         Index         Dynamics       Yield
                                                  Portfolio B (d) Portfolio B (d)    Fund B        Fund (d)      Fund (d)
                                                  --------------- --------------- ------------- -------------  -------------
Investment income:
  Dividends                                       $            -               -              -             -              -
                                                  --------------   -------------  ------------- -------------  -------------
Expenses:
  Mortality and expense risk                                 105               -              -            65              -
  Administrative fee                                          29               -              -            11              -
                                                  --------------   -------------  ------------- -------------  -------------
    Total expenses                                           134               -              -            76              -
                                                  --------------   -------------  ------------- -------------  -------------
    Net investment income (loss)                            (134)              -              -           (76)             -
                                                  --------------   -------------  ------------- -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              2,369               -              -         1,739              -
  Realized gain distributions                                  -               -              -             -              -
                                                  --------------   -------------  ------------- -------------  -------------
    Net realized gain (loss)                               2,369               -              -         1,739              -
                                                  --------------   -------------  ------------- -------------  -------------
Change in unrealized appreciation (depreciation)          (2,138)              -              -        (1,507)             -
                                                  --------------   -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $           97               -              -           156              -
                                                  ==============   =============  ============= =============  =============

                                                              PIMCO
                                                  ----------------------------

                                                      High            Low
                                                      Yield        Duration
                                                    Portfolio      Portfolio
                                                  -------------  -------------
Investment income:
  Dividends                                               1,128          1,054
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                234            890
  Administrative fee                                          5             32
                                                  -------------  -------------
    Total expenses                                          239            922
                                                  -------------  -------------
    Net investment income (loss)                            889            132
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              (278)             2
  Realized gain distributions                                 -             98
                                                  -------------  -------------
    Net realized gain (loss)                               (278)           100
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)            297            (54)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             908            178
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                             PIMCO
                                                  ----------------------------
                                                    StocksPLUS
                                                     Growth &        Total
                                                      Income        Return
                                                    Portfolio      Portfolio       Total
                                                  -------------- ------------- -------------
Investment income:
  Dividends                                       $           80             -     5,257,627
                                                  -------------- ------------- -------------
Expenses:
  Mortality and expense risk                                  67             -     3,223,886
  Administrative fee                                           -             -       562,669
                                                  -------------- ------------- -------------
    Total expenses                                            67             -     3,786,555
                                                  -------------- ------------- -------------
    Net investment income (loss)                              13             -     1,471,072
                                                  -------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 10             -     7,936,298
  Realized gain distributions                                  -             -       939,523
                                                  -------------- ------------- -------------
    Net realized gain (loss)                                  10             -     8,875,821
                                                  -------------- ------------- -------------
Change in unrealized appreciation (depreciation)             394             -    18,708,261
                                                  -------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $          417             -    29,055,154
                                                  ============== ============= =============

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                         Met Investors
                                                           ------------------------------------------------------------
                                                             Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                              Growth &       Growth &         Bond           Bond
                                                               Income         Income        Debenture      Debenture
                                                              Portfolio     Portfolio B     Portfolio     Portfolio B
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $       (8,329)      (287,246)         2,829        421,428
  Net realized gain (loss)                                         12,444      1,104,118            577        591,435
  Change in unrealized appreciation (depreciation)                 99,539      2,346,550          6,625        268,981
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   103,654      3,163,422         10,031      1,281,844
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions                 -              -              -              -
  Payments received from contract owners                            4,076     20,311,997              -     14,720,095
  Transfers between sub-accounts (including fixed
   account), net                                                   98,268     (3,926,775)         4,261     (4,938,721)
  Transfers for contract benefits and terminations                (76,597)      (911,711)        (9,318)    (1,069,557)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  25,747     15,473,511         (5,057)     8,711,817
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         129,401     18,636,933          4,974      9,993,661
Net assets at beginning of period                                 872,343     13,033,616        145,181     13,970,149
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $    1,001,744     31,670,549        150,155     23,963,810
                                                           ==============  =============  =============  =============

                                                           --------------------------------------------
                                                            Lord Abbett      Lord Abbett     JP Morgan
                                                              Mid-Cap          Mid-Cap        Quality
                                                               Value            Value          Bond
                                                             Portfolio       Portfolio B   Portfolio (a)
                                                           -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (2,256)          (6,288)           318
  Net realized gain (loss)                                        16,322           26,612          4,736
  Change in unrealized appreciation (depreciation)                40,634          134,325         (4,536)
                                                           -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   54,700          154,649            518
                                                           -------------    -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -                -              -
  First MetLife Investors Insurance Company redemptions                -                -              -
  Payments received from contract owners                           4,535          179,543          2,118
  Transfers between sub-accounts (including fixed
   account), net                                                 (22,515)          75,155        (45,075)
  Transfers for contract benefits and terminations                (2,292)          (9,196)       (28,247)
                                                           -------------    -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                (20,272)         245,502        (71,204)
                                                           -------------    -------------  -------------
    Net increase (decrease) in net assets                         34,428          400,151        (70,686)
Net assets at beginning of period                                254,983          520,332         70,686
                                                           -------------    -------------  -------------
Net assets at end of period                                      289,411          920,483              -
                                                           =============    =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                           Met Investors
                                                           --------------------------------------------------------------
                                                              JP Morgan                                      JP Morgan
                                                               Quality       Met/Putnam      Met/Putnam       Select
                                                                Bond           Capital         Capital        Equity
                                                           Portfolio B (a) Opportunities A Opportunities B Portfolio (a)
                                                           --------------- --------------- --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $       36,775          (1,520)           (222)           469
  Net realized gain (loss)                                        (36,110)           (241)             38        (12,395)
  Change in unrealized appreciation (depreciation)                 12,771          19,447           2,736         18,145
                                                           --------------   -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    13,436          17,686           2,552          6,219
                                                           --------------   -------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -               -               -              -
  First MetLife Investors Insurance Company redemptions                 -               -               -              -
  Payments received from contract owners                          126,769           1,599           1,537              -
  Transfers between sub-accounts (including fixed
   account), net                                                 (588,290)          3,567           4,326       (110,385)
  Transfers for contract benefits and terminations                (19,360)           (786)            (46)       (10,824)
                                                           --------------   -------------   -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                (480,881)          4,380           5,817       (121,209)
                                                           --------------   -------------   -------------  -------------
    Net increase (decrease) in net assets                        (467,445)         22,066           8,369       (114,990)
Net assets at beginning of period                                 467,445         100,805          14,584        114,990
                                                           --------------   -------------   -------------  -------------
Net assets at end of period                                $            -         122,871          22,953              -
                                                           ==============   =============   =============  =============

                                                           ------------------------------------------------
                                                              JP Morgan                      Oppenheimer
                                                               Select        Met/Putnam        Capital
                                                               Equity         Research      Appreciation
                                                           Portfolio B (a) Portfolio B (a) Portfolio A (b)
                                                           --------------- --------------- ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                            140          (7,801)          1,879
  Net realized gain (loss)                                          5,516         116,572           2,815
  Change in unrealized appreciation (depreciation)                 (3,342)        (83,740)          1,717
                                                            -------------   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                     2,314          25,031           6,411
                                                            -------------   -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -               -               -
  First MetLife Investors Insurance Company redemptions                 -               -               -
  Payments received from contract owners                                -       1,416,020               -
  Transfers between sub-accounts (including fixed
   account), net                                                  (37,406)     (2,380,930)         88,420
  Transfers for contract benefits and terminations                   (334)       (125,578)              -
                                                            -------------   -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 (37,740)     (1,090,488)         88,420
                                                            -------------   -------------   -------------
    Net increase (decrease) in net assets                         (35,426)     (1,065,457)         94,831
Net assets at beginning of period                                  35,426       1,065,457               -
                                                            -------------   -------------   -------------
Net assets at end of period                                             -               -          94,831
                                                            =============   =============   =============

(a) For the period from January 1, 2004 to November 19, 2004.
(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                          Met Investors
                                                           -------------------------------------------------------------
                                                            Oppenheimer                        Janus          Janus
                                                              Capital          Money        Aggressive     Aggressive
                                                            Appreciation      Market          Growth         Growth
                                                            Portfolio B     Portfolio B   Portfolio A (b)  Portfolio B
                                                           --------------  -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $      323,061        (35,456)         (1,138)      (140,275)
  Net realized gain (loss)                                      1,050,158              -            (159)       228,766
  Change in unrealized appreciation (depreciation)               (403,881)             -          12,426        828,590
                                                           --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   969,338        (35,456)         11,129        917,081
                                                           --------------  -------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -               -              -
  First MetLife Investors Insurance Company redemptions                 -              -               -              -
  Payments received from contract owners                       13,149,827      3,525,797               -      6,905,181
  Transfers between sub-accounts (including fixed
   account), net                                               (2,071,937)    (2,429,034)        131,075       (188,542)
  Transfers for contract benefits and terminations               (664,143)      (508,944)         (7,521)      (254,144)
                                                           --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                              10,413,747        587,819         123,554      6,462,495
                                                           --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets                      11,383,085        552,363         134,683      7,379,576
Net assets at beginning of period                               8,893,967      2,879,818               -      4,231,075
                                                           --------------  -------------   -------------  -------------
Net assets at end of period                                $   20,277,052      3,432,181         134,683     11,610,651
                                                           ==============  =============   =============  =============

                                                           ---------------------------------------------
                                                            Lord Abbett    Lord Abbett        PIMCO
                                                              Growth         Growth           Total
                                                            Opportunity    Opportunity     Return Bond
                                                             Portfolio     Portfolio B   Portfolio A (b)
                                                           -------------  -------------  ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (1,579)        (1,071)            (20)
  Net realized gain (loss)                                           736            333               -
  Change in unrealized appreciation (depreciation)                13,443         11,698              83
                                                           -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                   12,600         10,960              63
                                                           -------------  -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -               -
  First MetLife Investors Insurance Company redemptions                -              -               -
  Payments received from contract owners                           4,535            600               -
  Transfers between sub-accounts (including fixed
   account), net                                                   4,648         36,089          11,822
  Transfers for contract benefits and terminations                     -            (54)              -
                                                           -------------  -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  9,183         36,635          11,822
                                                           -------------  -------------   -------------
    Net increase (decrease) in net assets                         21,783         47,595          11,885
Net assets at beginning of period                                104,444         62,112               -
                                                           -------------  -------------   -------------
Net assets at end of period                                      126,227        109,707          11,885
                                                           =============  =============   =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                         Met Investors
                                                           -------------------------------------------------------------
                                                                PIMCO          PIMCO       T Rowe Price    T Rowe Price
                                                                Total           PEA           Mid Cap        Mid Cap
                                                             Return Bond    Innovation        Growth          Growth
                                                             Portfolio B    Portfolio B   Portfolio A (b)  Portfolio B
                                                           --------------  -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $      979,465        (26,381)           (116)      (101,835)
  Net realized gain (loss)                                        (52,452)       (26,327)            235        425,704
  Change in unrealized appreciation (depreciation)               (510,064)       147,864           1,611        557,702
                                                           --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   416,949         95,156           1,730        881,571
                                                           --------------  -------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -               -              -
  First MetLife Investors Insurance Company redemptions                 -              -               -              -
  Payments received from contract owners                       10,567,315      1,841,421               -      4,732,657
  Transfers between sub-accounts (including fixed
   account), net                                               (2,808,775)       492,822          10,026     (2,945,517)
  Transfers for contract benefits and terminations               (712,161)       (44,121)             (2)      (273,670)
                                                           --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                               7,046,379      2,290,122          10,024      1,513,470
                                                           --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets                       7,463,328      2,385,278          11,754      2,395,041
Net assets at beginning of period                               9,599,035        410,903               -      5,002,558
                                                           --------------  -------------   -------------  -------------
Net assets at end of period                                $   17,062,363      2,796,181          11,754      7,397,599
                                                           ==============  =============   =============  =============

                                                           --------------------------------------------
                                                                MFS            MFS            AIM
                                                             Research       Research        Mid Cap
                                                           International  International   Core Equity
                                                             Portfolio     Portfolio B    Portfolio B
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (1,729)      (107,299)       (81,328)
  Net realized gain (loss)                                         2,658        607,384        278,357
  Change in unrealized appreciation (depreciation)                24,148      1,560,303        381,004
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   25,077      2,060,388        578,033
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                               -      6,320,262      3,931,452
  Transfers between sub-accounts (including fixed
   account), net                                                  16,569      2,428,557     (1,294,636)
  Transfers for contract benefits and terminations                (6,118)      (415,450)      (205,691)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 10,451      8,333,369      2,431,125
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                         35,528     10,393,757      3,009,158
Net assets at beginning of period                                129,426      2,272,979      3,062,287
                                                           -------------  -------------  -------------
Net assets at end of period                                      164,954     12,666,736      6,071,445
                                                           =============  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                          Met Investors
                                                           ----------------------------------------------------------------
                                                                 AIM          Harris       Third Avenue        PIMCO
                                                              Small Cap       Oakmark       Small Cap        Inflation
                                                               Growth      International      Value        Protected Bond
                                                             Portfolio B    Portfolio B    Portfolio B      Portfolio B
                                                           --------------  -------------  -------------    --------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $     (136,354)      (228,377)        30,724          957,326
  Net realized gain (loss)                                        221,946        783,758        819,555          309,042
  Change in unrealized appreciation (depreciation)                748,466      2,444,659      2,059,567            9,364
                                                           --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                                   834,058      3,000,040      2,909,846        1,275,732
                                                           --------------  -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -                -
  First MetLife Investors Insurance Company redemptions                 -              -              -                -
  Payments received from contract owners                        6,915,880     11,309,519     10,012,068       14,366,920
  Transfers between sub-accounts (including fixed
   account), net                                                1,164,011        191,488     (1,075,770)       1,507,699
  Transfers for contract benefits and terminations               (310,854)      (401,986)      (385,541)        (979,402)
                                                           --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                               7,769,037     11,099,021      8,550,757       14,895,217
                                                           --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets                       8,603,095     14,099,061     11,460,603       16,170,949
Net assets at beginning of period                               3,008,422      5,525,344      5,627,516        7,781,066
                                                           --------------  -------------  -------------    -------------
Net assets at end of period                                $   11,611,517     19,624,405     17,088,119       23,952,015
                                                           ==============  =============  =============    =============

                                                           ------------------------------------------
                                                            Lord Abbett     Neuuberger        Turner
                                                             America's        Berman          Mid-Cap
                                                               Value        Real Estate       Growth
                                                            Portfolio B   Portfolio B (b) Portfolio B (b)
                                                           -------------  --------------- ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           633         155,522         (39,477)
  Net realized gain (loss)                                           806         289,356         105,068
  Change in unrealized appreciation (depreciation)                 6,508         871,589         562,700
                                                           -------------   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                    7,947       1,316,467         628,291
                                                           -------------   -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -               -               -
  First MetLife Investors Insurance Company redemptions                -               -               -
  Payments received from contract owners                               -       2,233,007       1,865,878
  Transfers between sub-accounts (including fixed
   account), net                                                  21,448       2,059,197       1,911,702
  Transfers for contract benefits and terminations                (2,316)       (167,612)        (77,501)
                                                           -------------   -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 19,132       4,124,592       3,700,079
                                                           -------------   -------------   -------------
    Net increase (decrease) in net assets                         27,079       5,441,059       4,328,370
Net assets at beginning of period                                 34,335               -               -
                                                           -------------   -------------   -------------
Net assets at end of period                                       61,414       5,441,059       4,328,370
                                                           =============   =============   =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                 Met Investors
                                                           ------------------------------------------------------------
                                                            Goldman Sachs    Defensive       Moderate       Balance
                                                               Mid-Cap        Strategy       Strategy       Strategy
                                                                Value         Fund of        Fund of        Fund of
                                                           Portfolio B (b)   Fund B (c)     Fund B (c)     Fund B (c)
                                                           --------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $       13,069         44,736        128,845        134,072
  Net realized gain (loss)                                        180,509            100          1,158         28,552
  Change in unrealized appreciation (depreciation)                757,652         (7,782)       (16,876)        75,147
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   951,230         37,054        113,127        237,771
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions                 -              -              -              -
  Payments received from contract owners                        2,530,454        191,965      3,220,805      6,334,622
  Transfers between sub-accounts (including fixed
   account), net                                                2,126,870      2,524,444      7,040,777      9,131,577
  Transfers for contract benefits and terminations               (123,419)        (6,691)             -        (10,717)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                               4,533,905      2,709,718     10,261,582     15,455,482
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                       5,485,135      2,746,772     10,374,709     15,693,253
Net assets at beginning of period                                       -              -              -              -
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $    5,485,135      2,746,772     10,374,709     15,693,253
                                                           ==============  =============  =============  =============

                                                                                            Russell
                                                           ----------------------------- -------------
                                                               Growth       Aggressive      Multi-
                                                              Strategy       Strategy        Style
                                                              Fund of        Fund of        Equity
                                                             Fund B (c)     Fund B (c)       Fund
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                       171,623          2,482         (1,081)
  Net realized gain (loss)                                           834             29             38
  Change in unrealized appreciation (depreciation)               493,300         55,698         14,662
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                  665,757         58,209         13,619
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                       5,328,868        551,267              -
  Transfers between sub-accounts (including fixed
   account), net                                              28,213,679      1,849,252            649
  Transfers for contract benefits and terminations                (3,448)        (1,165)        (1,939)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                             33,539,099      2,399,354         (1,290)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                     34,204,856      2,457,563         12,329
Net assets at beginning of period                                      -              -        165,243
                                                           -------------  -------------  -------------
Net assets at end of period                                   34,204,856      2,457,563        177,572
                                                           =============  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.
(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                     Russell
                                                           -----------------------------------------------------------
                                                             Aggressive                        Core       Real Estate
                                                               Equity          Non-US          Bond       Securities
                                                                Fund            Fund           Fund          Fund
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (408)           202          5,978            636
  Net realized gain (loss)                                          1,353            381          2,031          3,711
  Change in unrealized appreciation (depreciation)                  3,263          5,095            647         11,184
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                     4,208          5,678          8,656         15,531
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions                 -              -              -              -
  Payments received from contract owners                                -              -              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                       64         (1,057)         1,153           (809)
  Transfers for contract benefits and terminations                   (230)        (1,018)        (2,197)          (295)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                    (166)        (2,075)        (1,044)        (1,104)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                           4,042          3,603          7,612         14,427
Net assets at beginning of period                                  32,131         35,627        270,377         47,530
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $       36,173         39,230        277,989         61,957
                                                           ==============  =============  =============  =============

                                                                               AIM
                                                           -------------------------------------------
                                                              Premier        Premier        Capital
                                                               Equity         Equity      Appreciation
                                                              Fund (d)      Fund B (d)        Fund
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                          (240)           (31)        (1,002)
  Net realized gain (loss)                                       (16,985)           290        (22,014)
  Change in unrealized appreciation (depreciation)                15,715           (519)        25,865
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   (1,510)          (260)         2,849
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                           1,399          2,845          4,026
  Transfers between sub-accounts (including fixed
   account), net                                                 (49,783)        (8,544)           247
  Transfers for contract benefits and terminations                     -              -           (705)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                (48,384)        (5,699)         3,568
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                        (49,894)        (5,959)         6,417
Net assets at beginning of period                                 49,894          5,959         69,167
                                                           -------------  -------------  -------------
Net assets at end of period                                            -              -         75,584
                                                           =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                               AIM
                                                           ------------------------------------------- --------------

                                                              Capital     International  International    Premier
                                                            Appreciation     Growth         Growth        Growth
                                                               Fund B         Fund          Fund B     Portfolio (d)
                                                           -------------- -------------  ------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -          (272)             -          (561)
  Net realized gain (loss)                                              -        (4,895)             -       (58,418)
  Change in unrealized appreciation (depreciation)                      -        12,491              -        55,747
                                                           -------------- -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                                         -         7,324              -        (3,232)
                                                           -------------- -------------  ------------- -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -             -              -             -
  First MetLife Investors Insurance Company redemptions                 -             -              -             -
  Payments received from contract owners                                -             -              -         7,908
  Transfers between sub-accounts (including fixed
   account), net                                                        -          (480)             -      (111,758)
  Transfers for contract benefits and terminations                      -          (969)             -          (193)
                                                           -------------- -------------  ------------- -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       -        (1,449)             -      (104,043)
                                                           -------------- -------------  ------------- -------------
    Net increase (decrease) in net assets                               -         5,875              -      (107,275)
Net assets at beginning of period                                       -        34,313              -       107,275
                                                           -------------- -------------  ------------- -------------
Net assets at end of period                                $            -        40,188              -             -
                                                           ============== =============  ============= =============

                                                                       Alliance
                                                           ---------------------------------------------
                                                                             Bernstein      Bernstein
                                                               Premier      Real Estate    Real Estate
                                                               Growth       Investment     Investment
                                                           Portfolio B (d)   Portfolio     Portfolio B
                                                           --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                         (1,728)           440          1,796
  Net realized gain (loss)                                         17,516            784          6,535
  Change in unrealized appreciation (depreciation)                (25,318)        13,118         61,510
                                                            -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    (9,530)        14,342         69,841
                                                            -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -
  First MetLife Investors Insurance Company redemptions                 -              -              -
  Payments received from contract owners                           15,699          2,386         51,781
  Transfers between sub-accounts (including fixed
   account), net                                                 (361,294)         3,186        (10,502)
  Transfers for contract benefits and terminations                 (3,709)          (449)        (7,376)
                                                            -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                (349,304)         5,123         33,903
                                                            -------------  -------------  -------------
    Net increase (decrease) in net assets                        (358,834)        19,465        103,744
Net assets at beginning of period                                 358,834         37,844        180,615
                                                            -------------  -------------  -------------
Net assets at end of period                                             -         57,309        284,359
                                                            =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                      Alliance                Liberty
                                                           ------------------------------- -------------
                                                              Bernstein                       Newport
                                                                Small         Bernstein     Tiger Fund,
                                                                 Cap            Value        Variable
                                                           Portfolio B (d) Portfolio B (d)  Series (d)
                                                           --------------- --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -               -              -
  Net realized gain (loss)                                              -               -              -
  Change in unrealized appreciation (depreciation)                      -               -              -
                                                           --------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                         -               -              -
                                                           --------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -               -              -
  First MetLife Investors Insurance Company redemptions                 -               -              -
  Payments received from contract owners                                -               -              -
  Transfers between sub-accounts (including fixed
   account), net                                                        -               -              -
  Transfers for contract benefits and terminations                      -               -              -
                                                           --------------   -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       -               -              -
                                                           --------------   -------------  -------------
    Net increase (decrease) in net assets                               -               -              -
Net assets at beginning of period                                       -               -              -
                                                           --------------   -------------  -------------
Net assets at end of period                                $            -               -              -
                                                           ==============   =============  =============

                                                                  Goldman Sachs                 Scudder II
                                                           --------------------------- ---------------------------
                                                              Growth                       Small        Dreman
                                                                &        International      Cap        Small Cap
                                                              Income        Equity        Growth         Value
                                                             Fund (d)      Fund (d)      Portfolio     Portfolio
                                                           ------------- ------------- ------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                             -             -             -          (403)
  Net realized gain (loss)                                             -             -             -           417
  Change in unrealized appreciation (depreciation)                     -             -             -        17,295
                                                           ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                                        -             -             -        17,309
                                                           ------------- ------------- ------------- -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -             -             -             -
  First MetLife Investors Insurance Company redemptions                -             -             -             -
  Payments received from contract owners                               -             -             -         1,879
  Transfers between sub-accounts (including fixed
   account), net                                                       -             -             -             -
  Transfers for contract benefits and terminations                     -             -             -           (40)
                                                           ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets from contract
     transactions                                                      -             -             -         1,839
                                                           ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets                              -             -             -        19,148
Net assets at beginning of period                                      -             -             -        69,851
                                                           ------------- ------------- ------------- -------------
Net assets at end of period                                            -             -             -        88,999
                                                           ============= ============= ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                             Scudder II      Scudder I
                                                           -------------- --------------- -----------------------------

                                                             Government
                                                             Securities    International     Research       Research
                                                             Portfolio    Portfolio B (d)   Series (d)    Series B (d)
                                                           -------------- --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -             35            551             51
  Net realized gain (loss)                                              -            615        (37,466)           114
  Change in unrealized appreciation (depreciation)                      -           (576)        37,493            (35)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                         -             74            578            130
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions                 -              -              -              -
  Payments received from contract owners                                -              -          4,114              -
  Transfers between sub-accounts (including fixed
   account), net                                                        -         (6,976)       (78,305)       (11,663)
  Transfers for contract benefits and terminations                      -              -           (141)             -
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       -         (6,976)       (74,332)       (11,663)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                               -         (6,902)       (73,754)       (11,533)
Net assets at beginning of period                                       -          6,902         73,754         11,533
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $            -              -              -              -
                                                           ==============  =============  =============  =============

                                                                 MFS
                                                           -------------------------------------------

                                                             Investors      Investors      Emerging
                                                               Trust          Trust         Growth
                                                              Series        Series B      Series (d)
                                                           -------------  ------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           (37)             -          (143)
  Net realized gain (loss)                                           152              -       (19,120)
  Change in unrealized appreciation (depreciation)                   317              -        19,386
                                                           -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                                      432              -           123
                                                           -------------  ------------- -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -             -
  First MetLife Investors Insurance Company redemptions                -              -             -
  Payments received from contract owners                             972              -         2,550
  Transfers between sub-accounts (including fixed
   account), net                                                  (8,775)             -       (30,589)
  Transfers for contract benefits and terminations                     -              -            (3)
                                                           -------------  ------------- -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 (7,803)             -       (28,042)
                                                           -------------  ------------- -------------
    Net increase (decrease) in net assets                         (7,371)             -       (27,919)
Net assets at beginning of period                                 11,364              -        27,919
                                                           -------------  ------------- -------------
Net assets at end of period                                        3,993              -             -
                                                           =============  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                               MFS
                                                           ------------------------------------------------------------
                                                              Emerging          High           High        Strategic
                                                               Growth          Income         Income         Income
                                                            Series B (d)       Series        Series B     Series B (d)
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $          (53)           118         10,190          2,848
  Net realized gain (loss)                                          1,091            494            877           (919)
  Change in unrealized appreciation (depreciation)                   (970)          (206)        16,030         (2,101)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                        68            406         27,097           (172)
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions                 -              -              -              -
  Payments received from contract owners                                -          1,203         60,117              -
  Transfers between sub-accounts (including fixed
   account), net                                                  (11,024)        (7,286)        13,652        (58,598)
  Transfers for contract benefits and terminations                      -              -        (14,674)          (801)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 (11,024)        (6,083)        59,095        (59,399)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         (10,956)        (5,677)        86,192        (59,571)
Net assets at beginning of period                                  10,956          9,766        326,818         59,571
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $            -          4,089        413,010              -
                                                           ==============  =============  =============  =============

                                                                           Oppenheimer       Putnam
                                                           -------------- -------------  -------------
                                                                New                         Growth &
                                                             Discovery        Bond           Income
                                                             Series B       Fund (d)          Fund
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (3,586)           717            328
  Net realized gain (loss)                                         2,190            (32)            61
  Change in unrealized appreciation (depreciation)                25,617           (643)         7,852
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   24,221             42          8,241
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                          82,940          3,431          7,180
  Transfers between sub-accounts (including fixed
   account), net                                                  30,788        (33,916)           (57)
  Transfers for contract benefits and terminations                (7,939)             -           (175)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                105,789        (30,485)         6,948
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                        130,010        (30,443)        15,189
Net assets at beginning of period                                219,524         30,443         79,474
                                                           -------------  -------------  -------------
Net assets at end of period                                      349,534              -         94,663
                                                           =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                           Putnam
                                                           ----------------------------------------------------------

                                                              Growth &
                                                               Income         Equity         Vista         Vista
                                                               Fund B        Income B        Fund          Fund B
                                                           -------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $          170          (581)        (5,167)             -
  Net realized gain (loss)                                             27           363         (3,152)             -
  Change in unrealized appreciation (depreciation)                  2,347         5,852         69,045              -
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                     2,544         5,634         60,726              -
                                                           -------------- -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -             -              -              -
  First MetLife Investors Insurance Company redemptions                 -             -              -              -
  Payments received from contract owners                            1,537         1,537         26,656              -
  Transfers between sub-accounts (including fixed
   account), net                                                    4,333         6,456          4,656              -
  Transfers for contract benefits and terminations                      -        (2,240)          (460)             -
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                   5,870         5,753         30,852              -
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets                           8,414        11,387         91,578              -
Net assets at beginning of period                                  23,919        52,019        327,172              -
                                                           -------------- -------------  -------------  -------------
Net assets at end of period                                $       32,333        63,406        418,750              -
                                                           ============== =============  =============  =============

                                                           --------------------------------------------
                                                                                         International
                                                           International  International       New
                                                              Equity         Equity      Opportunities
                                                               Fund          Fund B       Fund B (d)
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           207             76              -
  Net realized gain (loss)                                          (236)         1,094              -
  Change in unrealized appreciation (depreciation)                11,028          1,458              -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   10,999          2,628              -
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                           5,251              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                   1,598         (8,085)             -
  Transfers for contract benefits and terminations                    (7)           (15)             -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  6,842         (8,100)             -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                         17,841         (5,472)             -
Net assets at beginning of period                                 69,072         24,949              -
                                                           -------------  -------------  -------------
Net assets at end of period                                       86,913         19,477              -
                                                           =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                               Putnam
                                                           -------------- -----------------------------

                                                                New          Foreign        Foreign
                                                               Value        Securities     Securities
                                                             Fund B (d)        Fund          Fund B
                                                           -------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -          (164)          (517)
  Net realized gain (loss)                                              -          (222)         1,203
  Change in unrealized appreciation (depreciation)                      -        11,704         22,751
                                                           -------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                         -        11,318         23,437
                                                           -------------- -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -             -              -
  First MetLife Investors Insurance Company redemptions                 -             -              -
  Payments received from contract owners                                -         3,657         78,767
  Transfers between sub-accounts (including fixed
   account), net                                                        -         4,882         41,773
  Transfers for contract benefits and terminations                      -          (117)          (384)
                                                           -------------- -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       -         8,422        120,156
                                                           -------------- -------------  -------------
    Net increase (decrease) in net assets                               -        19,740        143,593
Net assets at beginning of period                                       -        59,630         54,260
                                                           -------------- -------------  -------------
Net assets at end of period                                $            -        79,370        197,853
                                                           ============== =============  =============

                                                                     Templeton
                                                           ----------------------------------------------------------
                                                            Developing     Developing      Franklin    Franklin Large
                                                             Markets        Markets         Small        Cap Growth
                                                            Securities     Securities        Cap         Securities
                                                               Fund          Fund B       Fund B (d)     Fund B (d)
                                                           ------------- -------------  -------------  --------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           281            24           (303)           (86)
  Net realized gain (loss)                                           439         1,931          4,177          1,550
  Change in unrealized appreciation (depreciation)                11,146        28,185         (4,647)        (1,479)
                                                           ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   11,866        30,140           (773)           (15)
                                                           ------------- -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -             -              -              -
  First MetLife Investors Insurance Company redemptions                -             -              -              -
  Payments received from contract owners                           2,864        83,996         29,160              -
  Transfers between sub-accounts (including fixed
   account), net                                                   2,972        29,406        (73,017)       (18,445)
  Transfers for contract benefits and terminations                     -          (682)           (87)          (134)
                                                           ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  5,836       112,720        (43,944)       (18,579)
                                                           ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets                         17,702       142,860        (44,717)       (18,594)
Net assets at beginning of period                                 46,969        49,610         44,717         18,594
                                                           ------------- -------------  -------------  -------------
Net assets at end of period                                       64,671       192,470              -              -
                                                           ============= =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                            Templeton
                                                           ------------------------------------------- ----------------
                                                               Mutual         Global
                                                               Shares         Income        Growth        Equity-
                                                             Securities     Securities    Securities      Income
                                                             Fund B (d)     Fund B (d)      Fund B      Portfolio B
                                                           --------------  ------------- ------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (169)             -             -            57
  Net realized gain (loss)                                          3,274              -             -           117
  Change in unrealized appreciation (depreciation)                 (2,690)             -             -         2,003
                                                           --------------  ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                                       415              -             -         2,177
                                                           --------------  ------------- ------------- -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -             -             -
  First MetLife Investors Insurance Company redemptions                 -              -             -             -
  Payments received from contract owners                            1,660              -             -        35,000
  Transfers between sub-accounts (including fixed
   account), net                                                  (36,890)             -             -           325
  Transfers for contract benefits and terminations                     (2)             -             -             -
                                                           --------------  ------------- ------------- -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 (35,232)             -             -        35,325
                                                           --------------  ------------- ------------- -------------
    Net increase (decrease) in net assets                         (34,817)             -             -        37,502
Net assets at beginning of period                                  34,817              -             -             -
                                                           --------------  ------------- ------------- -------------
Net assets at end of period                                $            -              -             -        37,502
                                                           ==============  ============= ============= =============

                                                            Fidelity                    American Century
                                                           --------------------------   ----------------


                                                              Growth       High Income  Income & Growth
                                                            Portfolio B    Portfolio B      Fund (d)
                                                           -------------  ------------- ----------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (2,408)             -            284
  Net realized gain (loss)                                           665              -          4,082
  Change in unrealized appreciation (depreciation)                15,665              -         (4,225)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   13,922              -            141
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                         189,097              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                  79,231              -        (29,165)
  Transfers for contract benefits and terminations                   (83)             -             (8)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                268,245              -        (29,173)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                        282,167              -        (29,032)
Net assets at beginning of period                                 73,583              -         29,032
                                                           -------------  -------------  -------------
Net assets at end of period                                      355,750              -              -
                                                           =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                 American Century
                                                           ----------------------------  -----------------------------
                                                                                             Stock         Putnam
                                                           International      Value          Index      International
                                                             Fund (d)        Fund (d)     Portfolio B      Stock B
                                                           -------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -            42        (67,579)          (649)
  Net realized gain (loss)                                              -           859        170,096         12,971
  Change in unrealized appreciation (depreciation)                      -          (683)       559,930         43,437
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                         -           218        662,447         55,759
                                                           -------------- -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -             -              -              -
  First MetLife Investors Insurance Company redemptions                 -             -              -              -
  Payments received from contract owners                                -             -      5,623,911          6,000
  Transfers between sub-accounts (including fixed
   account), net                                                        -        (7,750)     1,151,375         (9,121)
  Transfers for contract benefits and terminations                      -            (1)      (337,217)       (14,887)
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       -        (7,751)     6,438,069        (18,008)
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets                               -        (7,533)     7,100,516         37,751
Net assets at beginning of period                                       -         7,533      2,900,578        352,634
                                                           -------------- -------------  -------------  -------------
Net assets at end of period                                $            -             -     10,001,094        390,385
                                                           ============== =============  =============  =============

                                                               MetLife
                                                           --------------------------------------------
                                                            Met/Putnam         SSR            SSR
                                                              Voyager      Bond Income    Money Market
                                                            Portfolio B   Portfolio (c)    Portfolio
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                            (3)          (177)          (713)
  Net realized gain (loss)                                             -            (70)             -
  Change in unrealized appreciation (depreciation)                    94            807              -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                       91            560           (713)
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                           1,537              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                   4,339         17,402              -
  Transfers for contract benefits and terminations                     -              -             (3)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  5,876         17,402             (3)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                          5,967         17,962           (716)
Net assets at beginning of period                                      -              -        169,583
                                                           -------------  -------------  -------------
Net assets at end of period                                        5,967         17,962        168,867
                                                           =============  =============  =============

(c) For the period from November 22, 2004 to December 31, 2004.
(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                           MetLife
                                                           -------------------------------------------------------------
                                                                                             Harris
                                                                MFS           Davis         Oakmark       Jennison
                                                              Research       Venture        Focused        Growth
                                                              Series B     Value Fund E   Value Fund B   Portfolio B
                                                           -------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -      (301,701)      (190,494)      (155,871)
  Net realized gain (loss)                                              -       776,567        616,164        307,588
  Change in unrealized appreciation (depreciation)                      -     2,493,712        587,955        899,439
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                         -     2,968,578      1,013,625      1,051,156
                                                           -------------- -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -             -              -              -
  First MetLife Investors Insurance Company redemptions                 -             -              -              -
  Payments received from contract owners                                -    17,335,440      9,807,581      7,920,433
  Transfers between sub-accounts (including fixed
   account), net                                                        -     5,778,017     (3,270,352)      (241,134)
  Transfers for contract benefits and terminations                      -      (767,188)      (360,896)      (344,930)
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       -    22,346,269      6,176,333      7,334,369
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets                               -    25,314,847      7,189,958      8,385,525
Net assets at beginning of period                                       -     8,699,165      7,178,434      4,444,619
                                                           -------------- -------------  -------------  -------------
Net assets at end of period                                $            -    34,014,012     14,368,392     12,830,144
                                                           ============== =============  =============  =============

                                                           -----------------------------------------
                                                               MFS            MFS          Capital
                                                              Total        Investors       Guardian
                                                              Return         Trust       U.S. Equity
                                                             Series B      Series B      Series A (c)
                                                           ------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           256        (4,522)          (166)
  Net realized gain (loss)                                           227         4,345             16
  Change in unrealized appreciation (depreciation)                 2,138        40,769          4,023
                                                           ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    2,621        40,592          3,873
                                                           ------------- -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -             -              -
  First MetLife Investors Insurance Company redemptions                -             -              -
  Payments received from contract owners                               -        23,260              -
  Transfers between sub-accounts (including fixed
   account), net                                                  12,715        16,940        101,266
  Transfers for contract benefits and terminations                     -       (16,696)          (932)
                                                           ------------- -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 12,715        23,504        100,334
                                                           ------------- -------------  -------------
    Net increase (decrease) in net assets                         15,336        64,096        104,207
Net assets at beginning of period                                 18,199       399,247              -
                                                           ------------- -------------  -------------
Net assets at end of period                                       33,535       463,343        104,207
                                                           ============= =============  =============

(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                              MetLife
                                                           ---------------------------------------------------------------
                                                               Capital
                                                              Guardian      Salomon Bros    T Rowe Price    T Rowe Price
                                                             U.S. Equity   Strategic Bond     Small Cap       Large Cap
                                                              Series B     Portfolio B (b) Portfolio B (b) Portfolio A (b)
                                                           --------------  --------------- --------------- ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (922)           (608)           (716)           (268)
  Net realized gain (loss)                                            496              53            (125)              8
  Change in unrealized appreciation (depreciation)                 19,530           4,389           7,684           3,172
                                                           --------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                    19,104           3,834           6,843           2,912
                                                           --------------   -------------   -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -               -               -               -
  First MetLife Investors Insurance Company redemptions                 -               -               -               -
  Payments received from contract owners                          182,500           6,750               -               -
  Transfers between sub-accounts (including fixed
   account), net                                                   47,870          63,057          87,449          30,589
  Transfers for contract benefits and terminations                      -          (1,941)           (758)            (27)
                                                           --------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 230,370          67,866          86,691          30,562
                                                           --------------   -------------   -------------   -------------
    Net increase (decrease) in net assets                         249,474          71,700          93,534          33,474
Net assets at beginning of period                                  82,001               -               -               -
                                                           --------------   -------------   -------------   -------------
Net assets at end of period                                $      331,475          71,700          93,534          33,474
                                                           ==============   =============   =============   =============

                                                           ---------------------------------------------
                                                                              Franklin
                                                            T Rowe Price     Templeton
                                                              Large Cap      Small Cap         SSR
                                                           Portfolio B (b)  Growth B (b)   Aurora B (b)
                                                           --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           (948)            (9)           (52)
  Net realized gain (loss)                                             28              -              -
  Change in unrealized appreciation (depreciation)                 17,099            252          1,689
                                                            -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    16,179            243          1,637
                                                            -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -
  First MetLife Investors Insurance Company redemptions                 -              -              -
  Payments received from contract owners                          114,256              -         12,834
  Transfers between sub-accounts (including fixed
   account), net                                                   57,420          3,206          7,081
  Transfers for contract benefits and terminations                   (340)             -              -
                                                            -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 171,336          3,206         19,915
                                                            -------------  -------------  -------------
    Net increase (decrease) in net assets                         187,515          3,449         21,552
Net assets at beginning of period                                       -              -              -
                                                            -------------  -------------  -------------
Net assets at end of period                                       187,515          3,449         21,552
                                                            =============  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                              Dreyfus
                                                           ---------------------------------------------
                                                               Capital       Disciplined      Stock
                                                            Appreciation        Stock         Index
                                                           Portfolio B (d) Portfolio B (d)    Fund B
                                                           --------------- --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (134)              -              -
  Net realized gain (loss)                                          2,369               -              -
  Change in unrealized appreciation (depreciation)                 (2,138)              -              -
                                                           --------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                        97               -              -
                                                           --------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -               -              -
  First MetLife Investors Insurance Company redemptions                 -               -              -
  Payments received from contract owners                                -               -              -
  Transfers between sub-accounts (including fixed
   account), net                                                  (28,226)              -              -
  Transfers for contract benefits and terminations                     (4)              -              -
                                                           --------------   -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 (28,230)              -              -
                                                           --------------   -------------  -------------
    Net increase (decrease) in net assets                         (28,133)              -              -
Net assets at beginning of period                                  28,133               -              -
                                                           --------------   -------------  -------------
Net assets at end of period                                $            -               -              -
                                                           ==============   =============  =============

                                                                     INVESCO                        PIMCO
                                                           ---------------------------- ----------------------------
                                                                              High          High            Low
                                                              Dynamics       Yield          Yield        Duration
                                                              Fund (d)      Fund (d)      Portfolio      Portfolio
                                                           -------------  ------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           (76)             -           889            132
  Net realized gain (loss)                                         1,739              -          (278)           100
  Change in unrealized appreciation (depreciation)                (1,507)             -           297            (54)
                                                           -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                      156              -           908            178
                                                           -------------  ------------- -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -             -              -
  First MetLife Investors Insurance Company redemptions                -              -             -              -
  Payments received from contract owners                               -              -        12,500         70,099
  Transfers between sub-accounts (including fixed
   account), net                                                 (16,000)             -        (8,450)           525
  Transfers for contract benefits and terminations                    (2)             -             -             (7)
                                                           -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                (16,002)             -         4,050         70,617
                                                           -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets                        (15,846)             -         4,958         70,795
Net assets at beginning of period                                 15,846              -        10,333         25,804
                                                           -------------  ------------- -------------  -------------
Net assets at end of period                                            -              -        15,291         96,599
                                                           =============  ============= =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                     PIMCO
                                                         -----------------------------
                                                           StocksPLUS
                                                            Growth &         Total
                                                             Income         Return
                                                           Portfolio       Portfolio       Total
                                                         --------------  ------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                               $           13              -     1,471,072
  Net realized gain (loss)                                           10              -     8,875,821
  Change in unrealized appreciation (depreciation)                  394              -    18,708,261
                                                         --------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                                     417              -    29,055,154
                                                         --------------  ------------- -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                  -              -             -
  First MetLife Investors Insurance Company redemptions               -              -             -
  Payments received from contract owners                              -              -   194,435,302
  Transfers between sub-accounts (including fixed
   account), net                                                     48              -    39,350,060
  Transfers for contract benefits and terminations                   (2)             -    (9,719,420)
                                                         --------------  ------------- -------------
    Net increase (decrease) in net assets from
     contract transactions                                           46              -   224,065,942
                                                         --------------  ------------- -------------
    Net increase (decrease) in net assets                           463              -   253,121,096
Net assets at beginning of period                                 4,499              -   116,868,919
                                                         --------------  ------------- -------------
Net assets at end of period                              $        4,962              -   369,990,015
                                                         ==============  ============= =============

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                         Met Investors
                                                           ------------------------------------------------------------
                                                             Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                              Growth &       Growth &         Bond           Bond
                                                               Income         Income        Debenture      Debenture
                                                              Portfolio     Portfolio B     Portfolio     Portfolio B
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $       (3,171)       (52,589)           379        139,603
  Net realized gain (loss)                                         (6,636)        19,726         (1,629)        48,691
  Change in unrealized appreciation (depreciation)                210,359      1,217,716         24,457        540,884
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   200,552      1,184,853         23,207        729,178
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions                 -           (634)             -           (567)
  Payments received from contract owners                            3,910      9,897,879              -      9,494,790
  Transfers between sub-accounts (including fixed
   account), net                                                  172,047      1,851,072              -      3,768,168
  Transfers for contract benefits and terminations                (57,976)       (41,469)       (18,186)      (100,272)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 117,981     11,706,848        (18,186)    13,162,119
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         318,533     12,891,701          5,021     13,891,297
Net assets at beginning of period                                 553,810        141,915        140,160         78,852
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $      872,343     13,033,616        145,181     13,970,149
                                                           ==============  =============  =============  =============

                                                           ---------------------------------------------
                                                            Lord Abbett     Lord Abbett    Lord Abbett
                                                            Developing      Developing       Mid-Cap
                                                              Growth          Growth          Value
                                                           Portfolio (f)  Portfolio B (f)   Portfolio
                                                           -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                          (327)            (13)        (1,518)
  Net realized gain (loss)                                       (33,276)            (24)         4,204
  Change in unrealized appreciation (depreciation)                34,448              52         47,526
                                                           -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                      845              15         50,212
                                                           -------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -               -              -
  First MetLife Investors Insurance Company redemptions                -            (169)             -
  Payments received from contract owners                           4,106               -          4,748
  Transfers between sub-accounts (including fixed
   account), net                                                 (77,586)         (2,848)          (117)
  Transfers for contract benefits and terminations                  (103)             (1)        (3,468)
                                                           -------------   -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                (73,583)         (3,018)         1,163
                                                           -------------   -------------  -------------
    Net increase (decrease) in net assets                        (72,738)         (3,003)        51,375
Net assets at beginning of period                                 72,738           3,003        203,608
                                                           -------------   -------------  -------------
Net assets at end of period                                            -               -        254,983
                                                           =============   =============  =============

(f) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                         Met Investors
                                                           ------------------------------------------------------------
                                                             Lord Abbett     JP Morgan      JP Morgan      JP Morgan
                                                               Mid-Cap        Quality        Quality       Small Cap
                                                                Value          Bond           Bond           Stock
                                                             Portfolio B     Portfolio     Portfolio B     Portfolio
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $       (1,569)         1,816         14,773         (1,207)
  Net realized gain (loss)                                          7,267          1,688         (2,261)          (680)
  Change in unrealized appreciation (depreciation)                 75,638         (1,584)       (13,179)        23,475
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    81,336          1,920           (667)        21,588
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions              (220)             -           (211)             -
  Payments received from contract owners                          216,731          3,049        434,277          1,662
  Transfers between sub-accounts (including fixed
   account), net                                                   50,623         (1,440)         4,985              -
  Transfers for contract benefits and terminations                 (1,447)       (18,159)        (6,920)          (833)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 265,687        (16,550)       432,131            829
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         347,023        (14,630)       431,464         22,417
Net assets at beginning of period                                 173,309         85,316         35,981         78,388
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $      520,332         70,686        467,445        100,805
                                                           ==============  =============  =============  =============

                                                           --------------------------------------------
                                                            Met/Putnam      JP Morgan      JP Morgan
                                                              Capital        Select         Select
                                                           Opportunities     Equity         Equity
                                                            Portfolio B     Portfolio     Portfolio B
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                          (100)          (807)          (197)
  Net realized gain (loss)                                             5         (2,963)        (2,358)
  Change in unrealized appreciation (depreciation)                 2,281         32,293          8,738
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    2,186         28,523          6,183
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions             (202)             -           (194)
  Payments received from contract owners                          10,000              -         13,700
  Transfers between sub-accounts (including fixed
   account), net                                                       -            204         (6,026)
  Transfers for contract benefits and terminations                    (7)        (7,366)          (371)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  9,791         (7,162)         7,109
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                         11,977         21,361         13,292
Net assets at beginning of period                                  2,607         93,629         22,134
                                                           -------------  -------------  -------------
Net assets at end of period                                       14,584        114,990         35,426
                                                           =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                          Met Investors
                                                           --------------------------------------------------------------
                                                              JP Morgan       JP Morgan      JP Morgan       JP Morgan
                                                              Enhanced        Enhanced     International   International
                                                                Index           Index         Equity          Equity
                                                            Portfolio (f)  Portfolio B (f) Portfolio (f)  Portfolio B (f)
                                                           --------------  --------------- -------------  ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $        1,822              20            434              10
  Net realized gain (loss)                                       (103,659)           (606)       (77,607)           (489)
  Change in unrealized appreciation (depreciation)                105,950             647         72,603             356
                                                           --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                     4,113              61         (4,570)           (123)
                                                           --------------   -------------  -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -               -              -               -
  First MetLife Investors Insurance Company redemptions                 -            (167)             -            (161)
  Payments received from contract owners                                -               -              -               -
  Transfers between sub-accounts (including fixed
   account), net                                                 (174,917)         (2,379)      (101,179)         (2,477)
  Transfers for contract benefits and terminations                 (7,989)             (5)        (2,872)             (1)
                                                           --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions                                                (182,906)         (2,551)      (104,051)         (2,639)
                                                           --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets                        (178,793)         (2,490)      (108,621)         (2,762)
Net assets at beginning of period                                 178,793           2,490        108,621           2,762
                                                           --------------   -------------  -------------   -------------
Net assets at end of period                                $            -               -              -               -
                                                           ==============   =============  =============   =============

                                                           --------------------------------------------
                                                                           Oppenheimer       PIMCO
                                                            Met/Putnam       Capital         Money
                                                             Research      Appreciation     Market
                                                            Portfolio B    Portfolio B    Portfolio B
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (5,114)       (39,599)       (15,114)
  Net realized gain (loss)                                         2,170           (312)             -
  Change in unrealized appreciation (depreciation)                83,739        697,884              -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   80,795        657,973        (15,114)
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions             (470)          (479)          (492)
  Payments received from contract owners                         366,564      6,580,667      5,197,593
  Transfers between sub-accounts (including fixed
   account), net                                                 632,332      1,665,077     (1,027,485)
  Transfers for contract benefits and terminations               (15,231)       (29,608)    (1,283,960)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                983,195      8,215,657      2,885,656
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                      1,063,990      8,873,630      2,870,542
Net assets at beginning of period                                  1,467         20,337          9,276
                                                           -------------  -------------  -------------
Net assets at end of period                                    1,065,457      8,893,967      2,879,818
                                                           =============  =============  =============

(f) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                         Met Investors
                                                           ------------------------------------------------------------
                                                                Janus       Lord Abbett    Lord Abbett       PIMCO
                                                             Aggressive       Growth         Growth       Total Return
                                                               Growth       Opportunity    Opportunity        Bond
                                                             Portfolio B     Portfolio     Portfolio B    Portfolio B
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $      (18,550)          (917)          (401)        41,778
  Net realized gain (loss)                                            362            232          1,000         87,624
  Change in unrealized appreciation (depreciation)                317,491         24,385          8,530        (24,442)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   299,303         23,700          9,129        104,960
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions              (477)           (85)          (201)          (400)
  Payments received from contract owners                        3,521,486            642         10,000      6,870,710
  Transfers between sub-accounts (including fixed
   account), net                                                  416,377         80,372         31,192      2,164,741
  Transfers for contract benefits and terminations                 (9,290)          (253)           (54)      (121,949)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                               3,928,096         80,676         40,937      8,913,102
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                       4,227,399        104,376         50,066      9,018,062
Net assets at beginning of period                                   3,676             68         12,046        580,973
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $    4,231,075        104,444         62,112      9,599,035
                                                           ==============  =============  =============  =============

                                                           --------------------------------------------
                                                                           T Rowe Price       MFS
                                                               PIMCO         Mid Cap       Research
                                                            Innovation        Growth     International
                                                            Portfolio B    Portfolio B   Portfolio (g)
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (1,905)       (23,291)          (527)
  Net realized gain (loss)                                         6,205          1,264            723
  Change in unrealized appreciation (depreciation)                32,938        432,003         32,321
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   37,238        409,976         32,517
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions             (611)          (654)             -
  Payments received from contract owners                         420,345      3,813,683              -
  Transfers between sub-accounts (including fixed
   account), net                                                 (44,394)       791,982        101,028
  Transfers for contract benefits and terminations                (1,995)       (18,739)        (4,119)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                373,345      4,586,272         96,909
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                        410,583      4,996,248        129,426
Net assets at beginning of period                                    320          6,310              -
                                                           -------------  -------------  -------------
Net assets at end of period                                      410,903      5,002,558        129,426
                                                           =============  =============  =============

(g) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                          Met Investors
                                                           --------------------------------------------------------------
                                                                 MFS            AIM            AIM            Harris
                                                              Research        Mid Cap       Small Cap         Oakmark
                                                            International   Core Equity      Growth        International
                                                             Portfolio B    Portfolio B    Portfolio B      Portfolio B
                                                           --------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $       (3,763)       (12,631)       (11,907)          16,472
  Net realized gain (loss)                                            383         23,770            674           14,111
  Change in unrealized appreciation (depreciation)                297,182        174,928        204,032          568,139
                                                           --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                                   293,802        186,067        192,799          598,722
                                                           --------------  -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -                -
  First MetLife Investors Insurance Company redemptions              (579)          (562)          (630)            (534)
  Payments received from contract owners                        1,376,053      2,331,445      2,420,606        4,259,043
  Transfers between sub-accounts (including fixed
   account), net                                                  523,378        538,654        399,470          672,354
  Transfers for contract benefits and terminations                 (9,928)        (8,586)        (9,700)          (6,252)
                                                           --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                               1,888,924      2,860,951      2,809,746        4,924,611
                                                           --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets                       2,182,726      3,047,018      3,002,545        5,523,333
Net assets at beginning of period                                  90,253         15,269          5,877            2,011
                                                           --------------  -------------  -------------    -------------
Net assets at end of period                                $    2,272,979      3,062,287      3,008,422        5,525,344
                                                           ==============  =============  =============    =============

                                                           --------------------------------------------
                                                            Third Avenue       PIMCO        Lord Abbett
                                                             Small Cap       Inflation       America's
                                                               Value      Protected Bond       Value
                                                            Portfolio B   Portfolio B (e) Portfolio B (e)
                                                           -------------  --------------- ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                       (12,505)        (12,203)            353
  Net realized gain (loss)                                        30,925         146,045             335
  Change in unrealized appreciation (depreciation)               530,633         (11,526)          3,600
                                                           -------------   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                  549,053         122,316           4,288
                                                           -------------   -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -               3               -
  First MetLife Investors Insurance Company redemptions             (594)              -             (14)
  Payments received from contract owners                       4,219,625       5,571,090               -
  Transfers between sub-accounts (including fixed
   account), net                                                 858,692       2,134,279          30,968
  Transfers for contract benefits and terminations               (16,680)        (46,622)           (907)
                                                           -------------   -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions                                              5,061,043       7,658,750          30,047
                                                           -------------   -------------   -------------
    Net increase (decrease) in net assets                      5,610,096       7,781,066          34,335
Net assets at beginning of period                                 17,420               -               -
                                                           -------------   -------------   -------------
Net assets at end of period                                    5,627,516       7,781,066          34,335
                                                           =============   =============   =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                GACC                                        Russell
                                                           --------------  --------------------------------------------
                                                                               Multi-
                                                               Money           Style        Aggressive
                                                               Market          Equity         Equity         Non-US
                                                              Fund (f)          Fund           Fund           Fund
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $          276         (1,003)          (349)           218
  Net realized gain (loss)                                           (863)       (14,170)            81        (17,817)
  Change in unrealized appreciation (depreciation)                    666         49,798         10,204         22,822
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                        79         34,625          9,936          5,223
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions              (111)           (67)           (93)           (67)
  Payments received from contract owners                                -              -              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                  (58,882)       (40,952)          (256)       (59,524)
  Transfers for contract benefits and terminations                   (163)           (16)            (9)           (10)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 (59,156)       (41,035)          (358)       (59,601)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         (59,077)        (6,410)         9,578        (54,378)
Net assets at beginning of period                                  59,077        171,653         22,553         90,005
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $            -        165,243         32,131         35,627
                                                           ==============  =============  =============  =============

                                                                                              AIM
                                                           ----------------------------- -------------

                                                                Core       Real Estate      Premier
                                                                Bond       Securities       Equity
                                                                Fund          Fund           Fund
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                         8,621          1,567           (504)
  Net realized gain (loss)                                         2,378            136         (7,796)
  Change in unrealized appreciation (depreciation)                   947         10,815         17,449
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   11,946         12,518          9,149
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions             (125)          (151)           (53)
  Payments received from contract owners                               -              -          1,450
  Transfers between sub-accounts (including fixed
   account), net                                                   6,619             30         (9,852)
  Transfers for contract benefits and terminations                   (11)           (12)          (429)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  6,483           (133)        (8,884)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                         18,429         12,385            265
Net assets at beginning of period                                251,948         35,145         49,629
                                                           -------------  -------------  -------------
Net assets at end of period                                      270,377         47,530         49,894
                                                           =============  =============  =============

(f) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                               AIM
                                                           ------------------------------------------------------------

                                                               Premier        Capital        Capital     International
                                                               Equity       Appreciation   Appreciation     Growth
                                                               Fund B           Fund          Fund B         Fund
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $          (24)          (859)             -           (222)
  Net realized gain (loss)                                            195        (11,415)            (5)          (219)
  Change in unrealized appreciation (depreciation)                    546         27,320             20          7,606
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                       717         15,046             15          7,165
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions              (194)           (55)           (93)           (55)
  Payments received from contract owners                            6,000          4,250              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                    2,000        (12,796)             -          4,028
  Transfers for contract benefits and terminations                 (2,737)          (359)            (1)           (11)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                   5,069         (8,960)           (94)         3,962
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                           5,786          6,086            (79)        11,127
Net assets at beginning of period                                     173         63,081             79         23,186
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $        5,959         69,167              -         34,313
                                                           ==============  =============  =============  =============

                                                                                    Alliance
                                                           -------------- ----------------------------

                                                           International     Premier        Premier
                                                              Growth         Growth         Growth
                                                              Fund B        Portfolio     Portfolio B
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                             -         (1,322)        (2,002)
  Net realized gain (loss)                                           (10)          (846)         1,959
  Change in unrealized appreciation (depreciation)                    19         21,721         27,268
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                        9         19,553         27,225
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions              (89)           (50)           (67)
  Payments received from contract owners                               -          8,383        278,847
  Transfers between sub-accounts (including fixed
   account), net                                                       -            637         45,314
  Transfers for contract benefits and terminations                    (2)             -         (1,615)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                    (91)         8,970        322,479
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                            (82)        28,523        349,704
Net assets at beginning of period                                     82         78,752          9,130
                                                           -------------  -------------  -------------
Net assets at end of period                                            -        107,275        358,834
                                                           =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                     Alliance
                                                           -----------------------------------------------------------
                                                              Berstein       Bernstein      Bernstein
                                                             Real Estate    Real Estate       Small        Bernstein
                                                             Investment     Investment         Cap           Value
                                                              Portfolio     Portfolio B    Portfolio B    Portfolio B
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $          392           (506)             1              1
  Net realized gain (loss)                                            243            855             26             (1)
  Change in unrealized appreciation (depreciation)                  9,604         23,945             (5)            12
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    10,239         24,294             22             12
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions              (150)          (132)          (124)           (97)
  Payments received from contract owners                            2,506        134,794              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                   (2,090)        17,300              -              -
  Transfers for contract benefits and terminations                      -         (1,188)             -             (1)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                     266        150,774           (124)           (98)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                          10,505        175,068           (102)           (86)
Net assets at beginning of period                                  27,339          5,547            102             86
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $       37,844        180,615              -              -
                                                           ==============  =============  =============  =============

                                                              Liberty             Goldman Sachs
                                                           -------------  ----------------------------
                                                              Newport         Growth
                                                            Tiger Fund,         &        International
                                                             Variable         Income        Equity
                                                              Series           Fund          Fund
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                             -              -              -
  Net realized gain (loss)                                           (12)            (9)           (22)
  Change in unrealized appreciation (depreciation)                    28             17             32
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                       16              8             10
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions              (87)           (90)           (77)
  Payments received from contract owners                               -              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                       -              -              -
  Transfers for contract benefits and terminations                     -             (1)            (1)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                    (87)           (91)           (78)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                            (71)           (83)           (68)
Net assets at beginning of period                                     71             83             68
                                                           -------------  -------------  -------------
Net assets at end of period                                            -              -              -
                                                           =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                            Scudder II                     Scudder I
                                                           --------------------------------------------  -------------
                                                                Small         Dreman
                                                                 Cap         Small Cap      Government
                                                               Growth          Value        Securities   International
                                                              Portfolio      Portfolio      Portfolio     Portfolio B
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -           (174)             3            (52)
  Net realized gain (loss)                                            (29)         1,027              5            (16)
  Change in unrealized appreciation (depreciation)                     44         19,152             (9)         1,460
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                        15         20,005             (1)         1,392
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions               (69)          (126)          (109)           (68)
  Payments received from contract owners                                -              -              -            378
  Transfers between sub-accounts (including fixed
   account), net                                                        -              -              -            356
  Transfers for contract benefits and terminations                     (1)            (7)             -              -
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                     (70)          (133)          (109)           666
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                             (55)        19,872           (110)         2,058
Net assets at beginning of period                                      55         49,979            110          4,844
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $            -         69,851              -          6,902
                                                           ==============  =============  =============  =============

                                                                               MFS
                                                           -------------------------------------------

                                                                                           Investors
                                                              Research       Research        Trust
                                                               Series        Series B       Series
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                          (471)           (96)           (72)
  Net realized gain (loss)                                        (1,013)         1,605            (33)
  Change in unrealized appreciation (depreciation)                15,365            189          1,950
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   13,881          1,698          1,845
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions              (58)           (71)           (71)
  Payments received from contract owners                           3,949              -          1,992
  Transfers between sub-accounts (including fixed
   account), net                                                     220          1,004          1,100
  Transfers for contract benefits and terminations                     -              -              -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  4,111            933          3,021
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                         17,992          2,631          4,866
Net assets at beginning of period                                 55,762          8,902          6,498
                                                           -------------  -------------  -------------
Net assets at end of period                                       73,754         11,533         11,364
                                                           =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                              MFS
                                                           ------------------------------------------------------------

                                                              Investors       Emerging       Emerging         High
                                                                Trust          Growth         Growth         Income
                                                              Series B         Series        Series B        Series
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -           (338)           (65)           223
  Net realized gain (loss)                                            (23)          (243)            10            (28)
  Change in unrealized appreciation (depreciation)                     30          6,690          1,016          1,094
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                         7          6,109            961          1,289
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions               (76)           (42)           (64)          (101)
  Payments received from contract owners                                -          2,647         10,000          1,778
  Transfers between sub-accounts (including fixed
   account), net                                                        -             54              6           (289)
  Transfers for contract benefits and terminations                      -              -              -              -
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                     (76)         2,659          9,942          1,388
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                             (69)         8,768         10,903          2,677
Net assets at beginning of period                                      69         19,151             53          7,089
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $            -         27,919         10,956          9,766
                                                           ==============  =============  =============  =============

                                                           --------------------------------------------

                                                                High        Strategic           New
                                                               Income        Income          Discovery
                                                              Series B      Series B         Series B
                                                           -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (1,719)          (103)          (1,342)
  Net realized gain (loss)                                           369             (8)           1,229
  Change in unrealized appreciation (depreciation)                21,765          2,033           24,767
                                                           -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                                   20,415          1,922           24,654
                                                           -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -                -
  First MetLife Investors Insurance Company redemptions             (105)          (112)             (80)
  Payments received from contract owners                         283,903         47,626          157,001
  Transfers between sub-accounts (including fixed
   account), net                                                  22,819          8,415           25,620
  Transfers for contract benefits and terminations                (2,932)          (964)          (1,024)
                                                           -------------  -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                303,685         54,965          181,517
                                                           -------------  -------------    -------------
    Net increase (decrease) in net assets                        324,100         56,887          206,171
Net assets at beginning of period                                  2,718          2,684           13,353
                                                           -------------  -------------    -------------
Net assets at end of period                                      326,818         59,571          219,524
                                                           =============  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                             Oppenheimer
                                                           --------------  -----------------------------
                                                                              Growth &       Growth &
                                                                Bond           Income         Income
                                                                Fund            Fund          Fund B
                                                           --------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $        1,084            421            (80)
  Net realized gain (loss)                                              3         (1,353)             9
  Change in unrealized appreciation (depreciation)                    325         17,051          2,944
                                                           --------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                     1,412         16,119          2,873
                                                           --------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -
  First MetLife Investors Insurance Company redemptions              (122)           (90)           (92)
  Payments received from contract owners                            4,883          7,987              -
  Transfers between sub-accounts (including fixed
   account), net                                                   (1,512)        (1,804)        21,064
  Transfers for contract benefits and terminations                     (7)             -              -
                                                           --------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                   3,242          6,093         20,972
                                                           --------------  -------------  -------------
    Net increase (decrease) in net assets                           4,654         22,212         23,845
Net assets at beginning of period                                  25,789         57,262             74
                                                           --------------  -------------  -------------
Net assets at end of period                                $       30,443         79,474         23,919
                                                           ==============  =============  =============

                                                                       Putnam
                                                           -----------------------------------------------------------
                                                                                                        International
                                                               Equity         Vista          Vista         Equity
                                                            Income B (e)      Fund           Fund B         Fund
                                                           -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           (69)        (3,918)             -           (176)
  Net realized gain (loss)                                           115         (3,722)           (30)          (356)
  Change in unrealized appreciation (depreciation)                 5,849         87,489             43         15,845
                                                           -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    5,895         79,849             13         15,313
                                                           -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -              -
  First MetLife Investors Insurance Company redemptions              (16)             -            (68)           (64)
  Payments received from contract owners                               -         27,705              -          5,509
  Transfers between sub-accounts (including fixed
   account), net                                                  47,040          3,506              -          1,435
  Transfers for contract benefits and terminations                  (900)             -             (1)             -
                                                           -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 46,124         31,211            (69)         6,880
                                                           -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         52,019        111,060            (56)        22,193
Net assets at beginning of period                                      -        216,112             56         46,879
                                                           -------------  -------------  -------------  -------------
Net assets at end of period                                       52,019        327,172              -         69,072
                                                           =============  =============  =============  =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                              Putnam
                                                           --------------------------------------------  --------------
                                                                           International
                                                            International       New            New          Foreign
                                                               Equity      Opportunities      Value        Securities
                                                               Fund B         Fund B          Fund B          Fund
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (109)             -              1            250
  Net realized gain (loss)                                          1,016            (18)           (11)          (407)
  Change in unrealized appreciation (depreciation)                  4,288             28             21         14,706
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                     5,195             10             11         14,549
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions               (76)           (80)           (91)           (79)
  Payments received from contract owners                              378              -              -          3,696
  Transfers between sub-accounts (including fixed
   account), net                                                    4,777              -              -            904
  Transfers for contract benefits and terminations                   (125)            (1)             -              -
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                   4,954            (81)           (91)         4,521
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                          10,149            (71)           (80)        19,070
Net assets at beginning of period                                  14,800             71             80         40,560
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $       24,949              -              -         59,630
                                                           ==============  =============  =============  =============

                                                                      Templeton
                                                           --------------------------------------------
                                                                            Developing     Developing
                                                              Foreign        Markets        Markets
                                                             Securities     Securities     Securities
                                                               Fund B          Fund          Fund B
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           (63)            (5)          (113)
  Net realized gain (loss)                                           153            168            460
  Change in unrealized appreciation (depreciation)                 5,614         16,023          6,412
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    5,704         16,186          6,759
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions             (194)           (90)          (115)
  Payments received from contract owners                          17,367          2,937         20,895
  Transfers between sub-accounts (including fixed
   account), net                                                  22,393             64         18,069
  Transfers for contract benefits and terminations                     -             (1)             -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 39,566          2,910         38,849
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                         45,270         19,096         45,608
Net assets at beginning of period                                  8,990         27,873          4,002
                                                           -------------  -------------  -------------
Net assets at end of period                                       54,260         46,969         49,610
                                                           =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                            Templeton
                                                           ------------------------------------------------------------
                                                              Franklin     Franklin Large     Mutual         Global
                                                               Small         Cap Growth       Shares         Income
                                                                Cap          Securities     Securities     Securities
                                                               Fund B          Fund B         Fund B         Fund B
                                                           --------------  -------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (238)          (133)          (133)            11
  Net realized gain (loss)                                            (60)        (2,287)         1,170             23
  Change in unrealized appreciation (depreciation)                  6,092          5,671          3,901            (23)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                     5,794          3,251          4,938             11
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions               (80)          (187)          (207)          (134)
  Payments received from contract owners                           17,630              -         13,920              -
  Transfers between sub-accounts (including fixed
   account), net                                                   16,585         (8,335)           903              -
  Transfers for contract benefits and terminations                    (16)          (484)           (41)            (2)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  34,119         (9,006)        14,575           (136)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                          39,913         (5,755)        19,513           (125)
Net assets at beginning of period                                   4,804         24,349         15,304            125
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $       44,717         18,594         34,817              -
                                                           ==============  =============  =============  =============

                                                                                    Fidelity
                                                           -------------- ----------------------------

                                                               Growth        Equity-
                                                             Securities      Income         Growth
                                                               Fund B      Portfolio B    Portfolio B
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                             1              1           (280)
  Net realized gain (loss)                                           (30)           (14)            19
  Change in unrealized appreciation (depreciation)                    43             24          5,971
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                       14             11          5,710
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions              (90)           (88)           (73)
  Payments received from contract owners                               -              -         37,630
  Transfers between sub-accounts (including fixed
   account), net                                                       -              -         23,758
  Transfers for contract benefits and terminations                    (2)             -              -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                    (92)           (88)        61,315
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                            (78)           (77)        67,025
Net assets at beginning of period                                     78             77          6,558
                                                           -------------  -------------  -------------
Net assets at end of period                                            -              -         73,583
                                                           =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                              Fidelity                   American Century
                                                           --------------  -------------------------------------------

                                                                High          Income &
                                                               Income          Growth     International      Value
                                                             Portfolio B        Fund          Fund           Fund
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            7           (112)             1            (26)
  Net realized gain (loss)                                            (10)            (2)           (29)           (23)
  Change in unrealized appreciation (depreciation)                     16          5,732             35          1,636
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                        13          5,618              7          1,587
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions              (104)           (83)           (70)          (105)
  Payments received from contract owners                                -            420              -            420
  Transfers between sub-accounts (including fixed
   account), net                                                        -         14,012              -             16
  Transfers for contract benefits and terminations                      -            (12)            (1)            (1)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                    (104)        14,337            (71)           330
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                             (91)        19,955            (64)         1,917
Net assets at beginning of period                                      91          9,077             64          5,616
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $            -         29,032              -          7,533
                                                           ==============  =============  =============  =============

                                                                              MetLife
                                                           --------------------------------------------

                                                               Stock         Putnam        Met/Putnam
                                                               Index      International      Voyager
                                                            Portfolio B    Stock B (e)   Portfolio B (e)
                                                           -------------  -------------  ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                       (10,287)        (1,922)              -
  Net realized gain (loss)                                         1,590          1,914              18
  Change in unrealized appreciation (depreciation)               209,648         47,118               -
                                                           -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                  200,951         47,110              18
                                                           -------------  -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -               -
  First MetLife Investors Insurance Company redemptions             (488)           (21)            (17)
  Payments received from contract owners                       2,163,053        289,217               -
  Transfers between sub-accounts (including fixed
   account), net                                                 532,017         18,804               -
  Transfers for contract benefits and terminations                (3,800)        (2,476)             (1)
                                                           -------------  -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions                                              2,690,782        305,524             (18)
                                                           -------------  -------------   -------------
    Net increase (decrease) in net assets                      2,891,733        352,634               -
Net assets at beginning of period                                  8,845              -               -
                                                           -------------  -------------   -------------
Net assets at end of period                                    2,900,578        352,634               -
                                                           =============  =============   =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                            MetLife
                                                           ------------------------------------------------------------
                                                                                                             Harris
                                                              SSR Money         MFS           Davis         Oakmark
                                                               Market         Research       Venture        Focused
                                                            Portfolio (g)   Series B (e)   Value Fund E   Value Fund B
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (858)             -        (37,275)       (29,769)
  Net realized gain (loss)                                              -              9          2,978            491
  Change in unrealized appreciation (depreciation)                      -              -        844,043        689,688
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                      (858)             9        809,746        660,410
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions                 -             (9)          (608)          (555)
  Payments received from contract owners                                -              -      6,507,729      5,204,665
  Transfers between sub-accounts (including fixed
   account), net                                                  170,441              -      1,387,539      1,279,136
  Transfers for contract benefits and terminations                      -              -        (21,349)       (22,133)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 170,441             (9)     7,873,311      6,461,113
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         169,583              -      8,683,057      7,121,523
Net assets at beginning of period                                       -              -         16,108         56,911
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $      169,583              -      8,699,165      7,178,434
                                                           ==============  =============  =============  =============

                                                           --------------------------------------------
                                                                               MFS            MFS
                                                             Jennison         Total        Investors
                                                              Growth          Return         Trust
                                                            Portfolio B      Series B      Series B
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                       (19,021)           (80)        (2,238)
  Net realized gain (loss)                                         1,336             14          1,333
  Change in unrealized appreciation (depreciation)               308,064          1,475         34,720
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                  290,379          1,409         33,815
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions             (508)          (206)          (198)
  Payments received from contract owners                       3,344,670          7,400        313,948
  Transfers between sub-accounts (including fixed
   account), net                                                 818,608          6,870         50,109
  Transfers for contract benefits and terminations               (16,336)            (8)        (3,413)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                              4,146,434         14,056        360,446
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                      4,436,813         15,465        394,261
Net assets at beginning of period                                  7,806          2,734          4,986
                                                           -------------  -------------  -------------
Net assets at end of period                                    4,444,619         18,199        399,247
                                                           =============  =============  =============

(e) For the period from May 1, 2003 to December 31, 2003.
(g) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                               MetLife                       Dreyfus
                                                           --------------  -------------------------------------------
                                                               Capital
                                                              Guardian        Capital      Disciplined       Stock
                                                             U.S. Equity    Appreciation      Stock          Index
                                                              Series B      Portfolio B    Portfolio B       Fund B
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (550)           (40)             -              -
  Net realized gain (loss)                                             51             (7)           (23)           (21)
  Change in unrealized appreciation (depreciation)                 17,916          4,379             31             31
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    17,417          4,332              8             10
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions              (214)           (81)           (75)           (79)
  Payments received from contract owners                           14,080            420              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                   12,853          1,893              -              -
  Transfers for contract benefits and terminations                    (15)            (7)            (1)             -
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  26,704          2,225            (76)           (79)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                          44,121          6,557            (68)           (69)
Net assets at beginning of period                                  37,880         21,576             68             69
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $       82,001         28,133              -              -
                                                           ==============  =============  =============  =============

                                                                      INVESCO                PIMCO
                                                           ----------------------------  -------------

                                                                              High           High
                                                              Dynamics        Yield          Yield
                                                                Fund          Fund         Portfolio
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                          (181)             -            462
  Net realized gain (loss)                                           629            (24)         1,363
  Change in unrealized appreciation (depreciation)                 3,443             35           (228)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    3,891             11          1,597
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions              (70)           (91)          (109)
  Payments received from contract owners                             420              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                   1,445              -            802
  Transfers for contract benefits and terminations                     -             (1)             -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  1,795            (92)           693
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                          5,686            (81)         2,290
Net assets at beginning of period                                 10,160             81          8,043
                                                           -------------  -------------  -------------
Net assets at end of period                                       15,846              -         10,333
                                                           =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                             PIMCO
                                                         --------------------------------------------
                                                                           StocksPLUS
                                                               Low          Growth &        Total
                                                            Duration         Income        Return
                                                            Portfolio      Portfolio      Portfolio        Total
                                                         --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                               $            8             29              2       (107,784)
  Net realized gain (loss)                                           34             14              4        126,931
  Change in unrealized appreciation (depreciation)                   15            973             (4)     8,447,960
                                                         --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                      57          1,016              2      8,467,107
                                                         --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                  -              -              -              3
  First MetLife Investors Insurance Company redemptions            (110)           (84)          (114)       (18,521)
  Payments received from contract owners                          5,000              -              -     86,001,887
  Transfers between sub-accounts (including fixed
   account), net                                                 15,664              5              -     19,857,089
  Transfers for contract benefits and terminations                    -             (9)            (2)    (1,933,957)
                                                         --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                       20,554            (88)          (116)   103,906,501
                                                         --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                        20,611            928           (114)   112,373,608
Net assets at beginning of period                                 5,193          3,571            114      4,495,311
                                                         --------------  -------------  -------------  -------------
Net assets at end of period                              $       25,804          4,499              -    116,868,919
                                                         ==============  =============  =============  =============

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION:
   First MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First MetLife Investors Insurance Company
   (FMLI) and exists in accordance with the regulations of the New York Department of Insurance. FMLI is an independent wholly owned subsidiary of Metropolitan Life Insurance Company (Metropolitan Life). The Separate Account is a funding vehicle for variable annuity contracts issued by FMLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of twelve investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by FMLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from FMLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business FMLI may conduct.

   The following sub-accounts were available for investment as of December 31, 2004:
                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth & Income Portfolio
                  Lord Abbett Growth & Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  Lord Abbett Mid-Cap Value Portfolio
                  Lord Abbett Mid-Cap Value Portfolio B
                  Met/Putnam Capital Opportunities A
                  Met/Putnam Capital Opportunities B
                  Oppenheimer Capital Appreciation Portfolio A
                  Oppenheimer Capital Appreciation Portfolio B
                  Money Market Portfolio B
                  Janus Aggressive Growth Portfolio A
                  Janus Aggressive Growth Portfolio B
                  Lord Abbett Growth Opportunity Portfolio
                  Lord Abbett Growth Opportunity Portfolio B
                  PIMCO Total Return Bond Portfolio A
                  PIMCO Total Return Bond Portfolio B
                  PIMCO PEA Innovation Portfolio B
                  T Rowe Price Mid Cap Growth Portfolio A
                  T Rowe Price Mid Cap Growth Portfolio B
                  MFS Research International Portfolio
                  MFS Research International Portfolio B
                  AIM Mid Cap Core Equity Portfolio B
                  AIM Small Cap Growth Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small Cap Value Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  Lord Abbett America's Value Portfolio B
                  Neuberger Berman Real Estate Portfolio B
                  Turner Mid-Cap Growth Portfolio B
                  Goldman Sachs Mid-Cap Value Portfolio B
                  Defensive Strategy Fund of Fund B
                  Moderate Strategy Fund of Fund B
                  Balance Strategy Fund of Fund B
                  Growth Strategy Fund of Fund B
                  Aggressive Strategy Fund of Fund B
                 Russell Insurance Funds (Russell):
                   Multi-Style Equity Fund
                   Aggressive Equity Fund
                   Non-U.S. Fund
                   Core Bond Fund
                   Real Estate Securities Fund
                 AIM Variable Insurance Funds (AIM):
                   Capital Appreciation Fund
                   Capital Appreciation Fund B
                   International Growth Fund
                   International Growth Fund B
                 Alliance Variable Products (Alliance):
                   Bernstein Real Estate Investment Portfolio
                   Bernstein Real Estate Investment Portfolio B
                 Scudder Variable Series II (Scudder II):
                   Small Cap Growth Portfolio
                   Dreman Small Cap Value Portfolio
                   Government Securities Portfolio
                 MFS Variable Insurance Trust (MFS):
                   Investors Trust Series
                   Investors Trust Series B
                   High Income Series
                   High Income Series B
                   New Discovery Series B
                 Metropolitan Life Series Funds, Inc. (MetLife):
                   Stock Index Portfolio B
                   Putnam International Stock B
                   Met/Putnam Voyager Portfolio B
                   SSR Bond Income Portfolio
                   SSR Money Market Portfolio B
                   MFS Research Series B
                   Davis Venture Value Fund E
                   Harris Oakmark Focused Value Fund B
                   Jennison Growth Portfolio B
                   MFS Total Return Series B
                   MFS Investors Trust Series B
                   Capital Guardian U.S. Equity Series A

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

   The following sub-accounts were available for investment as of December 31, 2004, continued:
          Metropolitan Life Series Funds, Inc. (MetLife), (continued):
            Capital Guardian U.S. Equity Series B
            Salomon Bros Strategic Bond Portfolio B
            T Rowe Price Small Cap Portfolio B
            T Rowe Price Large Cap Portfolio A
            T Rowe Price Large Cap Portfolio B
            Franklin Templeton Small Cap Growth B
            SSR Aurora B
          Putnam Variable Trust (Putnam):
            Growth & Income Fund
            Growth & Income Fund B
            Equity Income B
            Vista Fund
            Vista Fund B
            International Equity Fund
            International Equity Fund B
            Franklin Templeton Var. Products Series Fund (Templeton):
              Foreign Securities Fund
              Foreign Securities Fund B
              Developing Markets Securities Fund
              Developing Markets Securities Fund B
              Growth Securities Fund B
            Fidelity Variable Insurance Products Fund (Fidelity):
              Equity-Income Portfolio B
              Growth Portfolio B
              High Income Portfolio B
            Dreyfus Variable Investment Fund (Dreyfus):
              Stock Index Fund B
            PIMCO Variable Trust (PIMCO):
              High Yield Portfolio
              Low Duration Portfolio
              StocksPLUS Growth & Income Portfolio
              Total Return Portfolio
  During 2004, the following subaccounts changed names:
    Met Investors Series Trust - JP Morgan Small Cap Stock Portfolio to
     Met/Putnam Capital Opportunities Portfolio A
    Met Investors Series Trust - PIMCO Innovation Portfolio to PIMCO PEA
     Innovation Portfolio
    Met Investors Series Trust - PIMCO Money Market Portfolio to Money
     Market Portfolio
    Putnam Variable Trust - International Growth Fund to International
     Equity Fund

  During 2003, the following subaccounts changed names:
    Met Investors Series Trust - JP Morgan Small Cap Stock Portfolio B to
     Met/Putnam Capital Opportunities Portfolio B
    Met Investors Series Trust - MFS Mid Cap Growth Portfolio to T Rowe
     Price Mid Cap Growth Portfolio
    Met Investors Series Trust - SSR Concentrated International Portfolio to
     Harris Oakmark International Portfolio B
    Putnam Series - International Growth Fund B to International Equity Fund
     B
    New England Zenith Funds - Davis Venture Value Fund E to Metropolitan
     Life Series Funds, Inc. - Davis Venture Value Fund E
    New England Zenith Funds - Harris Oakmark Focused Value Fund to
     Metropolitan Life Series Funds, Inc. - Harris Oakmark Focused Value
     Fund B
    New England Zenith Funds - Jennison Growth Portfolio to Metropolitan
     Life Series Funds, Inc. - Jennison Growth Portfolio B
    New England Zenith Funds - MFS Total Return Series B to Metropolitan
     Life Series Funds, Inc. - MFS Total Return Series B
    New England Zenith Funds - MFS Investors Trust Series B to Metropolitan
     Life Series Funds, Inc. - MFS Investors Trust Series B
    New England Zenith Funds - Capital Guardian U.S. Equity Series B to
     Metropolitan Life Series Funds, Inc. - Capital Guardian U.S. Equity
     Series B

   The following sub-accounts ceased operations during the years ended December 31, 2004 and 2003:
        Year Ended December 31, 2004:            Date Ceased Operations
        -----------------------------            ----------------------
          JP Morgan Quality Bond Portfolio       November 19, 2004
          JP Morgan Quality Bond Portfolio B     November 19, 2004
          JP Morgan Select Equity Portfolio      November 19, 2004
          JP Morgan Select Equity Portfolio B    November 19, 2004
          Met/Putnam Research Portfolio B        November 19, 2004
          AIM Premier Equity Fund                April 30, 2004
          AIM Premier Equity Fund B              April 30, 2004
          Alliance Premier Growth Portfolio      April 30, 2004
          Alliance Premier Growth Portfolio B    April 30, 2004

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

Year Ended December 31, 2004, continued:                  Date Ceased Operations
----------------------------------------                  ----------------------
 Alliance Bernstein Small Cap Portfolio B                 April 30, 2004
 Alliance Bernstein Value Portfolio B                     April 30, 2004
 Liberty Newport Tiger Fund, Variable Series              April 30, 2004
 Goldman Sachs Growth & Income Fund                       April 30, 2004
 Goldman Sachs International Equity Fund                  April 30, 2004
 Scudder I International Portfolio B                      April 30, 2004
 MFS Research Series                                      April 30, 2004
 MFS Research Series B                                    April 30, 2004
 MFS Emerging Growth Series                               April 30, 2004
 MFS Emerging Growth Series B                             April 30, 2004
 MFS Strategic Income Series B                            April 30, 2004
 Oppenheimer Bond Fund                                    April 30, 2004
 Putnam International New Opportunities B                 April 30, 2004
 Putnam New Value Fund B                                  April 30, 2004
 Templeton Franklin Small Cap Fund B                      April 30, 2004
 Templeton Franklin Large Cap Growth Securities Fund B    April 30, 2004
 Templeton Franklin Mutual Shares Securities Fund B       April 30, 2004
 Templeton Global Income Securities Fund B                April 30, 2004
 American Century Income & Growth Fund                    April 30, 2004
 American Century International Fund                      April 30, 2004
 American Century Value Fund                              April 30, 2004
 Dreyfus Capital Appreciation Portfolio B                 April 30, 2004
 Dreyfus Disciplined Stock Portfolio B                    April 30, 2004
 INVESCO Dynamics Fund                                    April 30, 2004
 INVESCO High Yield Fund                                  April 30, 2004

Year Ended December 31, 2003:
-----------------------------
 Met Investors Lord Abbett Developing Growth Portfolio    April 25, 2003
 Met Investors Lord Abbett Developing Growth Portfolio B  April 25, 2003
 Met Investors JP Morgan Enhanced Index Portfolio         April 25, 2003
 Met Investors JP Morgan Enhanced Index Portfolio B       April 25, 2003
 Met Investors JP Morgan International Equity Portfolio   April 25, 2003
 Met Investors JP Morgan International Equity Portfolio B April 25, 2003
 GACC Money Market Fund                                   April 25, 2003

   The following subaccounts began operations during the years ended December 31, 2004:

Year Ended December 31, 2004:                               Date Began Operations
-----------------------------                               ---------------------
 Met Investors Oppenheimer Capital Appreciation Portfolio A May 3, 2004
 Met Investors Janus Aggressive Growth Portfolio A          May 3, 2004
 Met Investors PIMCO Total Return Bond Portfolio A          May 3, 2004
 Met Investors T Rowe Price Mid Cap Growth Portfolio A      May 3, 2004
 Met Investors Neuberger Berman Real Estate Portfolio B     May 3, 2004
 Met Investors Turner Mid-Cap Growth Portfolio B            May 3, 2004
 Met Investors Goldman Sachs Mid-Cap Value Portfolio B      May 3, 2004

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

Year Ended December 31, 2004, continued:                  Date Began Operations
----------------------------------------                  ---------------------
 Met Investors Defensive Strategy Fund of Fund B          November 22, 2004
 Met Investors Moderate Strategy Fund of Fund B           November 22, 2004
 Met Investors Balance Strategy Fund of Fund B            November 22, 2004
 Met Investors Growth Strategy Fund of Fund B             November 22, 2004
 Met Investors Aggressive Strategy Fund of Fund B         November 22, 2004
 MetLife SSR Bond Income Portfolio                        May 3, 2004
 MetLife Capital Guardian U.S. Equity A                   November 22, 2004
 MetLife Salomon Brothers Strategic Bond Class B          May 3, 2004
 MetLife T Rowe Price Small Cap Portfolio B               May 3, 2004
 MetLife T Rowe Price Large Cap Portfolio A               May 3, 2004
 MetLife T Rowe Price Large Cap Portfolio B               May 3, 2004
 MetLife Franklin Templeton Small Cap Growth B            May 3, 2004
 MetLife SSR Aurora Portfolio B                           May 3, 2004

Year Ended December 31, 2003:
-----------------------------
 Met Investors MFS Research International Portfolio       April 25, 2003
 Met Investors PIMCO Inflation Protected Bond Portfolio B May 1, 2003
 Met Investors Lord Abbett America's Value Portfolio B    May 1, 2003
 Putnam Equity Income B                                   May 1, 2003
 MetLife Putnam International Stock B                     May 1, 2003
 MetLife Met/Putnam Voyager Portfolio B                   May 1, 2003
 MetLife SSR Money Market Portfolio                       April 25, 2003
 MetLife MFS Research Series B                            May 1, 2003

(2) SIGNIFICANT ACCOUNTING POLICIES:

  (A) INVESTMENT VALUATION:
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) REINVESTMENT OF DISTRIBUTIONS:
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES:
      The operations of the Separate Account sub-accounts are included in the federal income tax return of FMLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, FMLI believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Therefore, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

  (D) ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(3) SEPARATE ACCOUNT EXPENSES:
   For variable annuity contracts, FMLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 1.85%. This charge varies according to the product specifications.

(4) CONTRACT FEES:
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, FMLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. FMLI deducted surrender fees of $15,148 from the Separate Account during the period ended December 31, 2004.

   For variable annuity contracts with a sales charge, FMLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment, as follows:

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000               5.75%
                 $50,000 - $99,999.99            4.50%
                 $100,000 - $249,999.99          3.50%
                 $250,000 - $499,999.99          2.50%
                 $500,000 - $999,999.99          2.00%
                 $1,000,000 or more              1.00%

   FMLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, FMLI may deduct a transfer fee of the lesser of $25 per additional transfer or 2% of the amount transferred from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended December 31, 2004, FMLI deducted contract maintenance and transfer fees of approximately $87,493 from the Separate Account.

   Currently, FMLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. FMLI reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) COST BASIS OF INVESTMENTS
   The following table presents the cost basis of each sub-account's investment as of December 31, 2004:

    Met Investors Lord Abbett Growth & Income Portfolio        $    819,426
    Met Investors Lord Abbett Growth & Income Portfolio B        28,132,432
    Met Investors Lord Abbett Bond Debenture Portfolio              142,256
    Met Investors Lord Abbett Bond Debenture Portfolio B         23,154,531
    Met Investors Lord Abbett Mid-Cap Value Portfolio               189,626
    Met Investors Lord Abbett Mid-Cap Value Portfolio B             738,046
    Met Investors Met/Putnam Capital Opportunities A                115,926
    Met Investors Met/Putnam Capital Opportunities B                 18,494
    Met Investors Oppenheimer Capital Appreciation Portfolio A       93,115
    Met Investors Oppenheimer Capital Appreciation Portfolio B   19,986,605
    Met Investors Money Market Portfolio B                        3,432,440
    Met Investors Janus Aggressive Growth Portfolio A               122,279
    Met Investors Janus Aggressive Growth Portfolio B            10,464,962
    Met Investors Lord Abbett Growth Opportunity Portfolio           88,448
    Met Investors Lord Abbett Growth Opportunity Portfolio B         92,084
    Met Investors PIMCO Total Return Bond Portfolio A                11,806
    Met Investors PIMCO Total Return Bond Portfolio B            17,588,393
    Met Investors PIMCO PEA Innovation Portfolio B                2,615,565
    Met Investors T Rowe Price Mid Cap Growth Portfolio A            10,208
    Met Investors T Rowe Price Mid Cap Growth Portfolio B         6,409,356
    Met Investors MFS Research International Portfolio              108,492
    Met Investors MFS Research International Portfolio B         10,811,373
    Met Investors AIM Mid Cap Core Equity Portfolio B             5,516,405
    Met Investors AIM Small Cap Growth Portfolio B               10,660,177
    Met Investors Harris Oakmark International Portfolio B       16,611,744
    Met Investors Third Avenue Small Cap Value Portfolio B       14,498,914
    Met Investors PIMCO Inflation Protected Bond Portfolio B     23,954,364
    Met Investors Lord Abbett America's Value Portfolio B            51,327
    Met Investors Nueberger Berman Real Estate Portfolio B        4,569,679
    Met Investors Turner Mid-Cap Growth Portfolio B               3,765,856
    Met Investors Goldman Sachs Mid-Cap Value Portfolio B         4,727,661
    Met Investors Defensive Strategy Fund of Fund B               2,754,619
    Met Investors Moderate Strategy Fund of Fund B               10,391,620
    Met Investors Balance Strategy Fund of Fund B                15,618,151
    Met Investors Growth Strategy Fund of Fund B                 33,711,614
    Met Investors Aggressive Strategy Fund of Fund B              2,401,984
    Russell Multi-Style Equity Fund                                 164,405
    Russell Aggressive Equity Fund                                   27,223
    Russell Non-US Fund                                              30,162
    Russell Core Bond Fund                                          272,119
    Russell Real Estate Securites Fund                               40,542
    AIM Capital Appreciation Fund                                    73,605
    AIM Capital Appreciation Fund B                                       -
    AIM International Growth Fund                                    36,597
    AIM International Growth Fund B                                       -
    Alliance Bernstein Real Estate Investment Portfolio              32,446
    Alliance Bernstein Real Estate Investment Portfolio B           199,031
    Scudder II Small Cap Growth Portfolio                                 -

          Scudder II Dreman Small Cap Value Portfolio     $     47,816
          Scudder II Government Securities Portfolio                 -
          MFS Investors Trust Series                             3,626
          MFS Investors Trust Series B                               -
          MFS High Income Series                                 3,813
          MFS High Income Series B                             375,260
          MFS New Discovery Series B                           301,954
          Oppenheimer Bond Fund                                      -
          Putnam Growth & Income Fund                           85,890
          Putnam Growth & Income Fund B                         27,100
          Putnam Equity Income B                                51,754
          Putnam Vista Fund                                    582,926
          Putnam Vista Fund B                                        -
          Puntam International Equity Fund                      87,950
          Putnam International Equity Fund B                    15,169
          Templeton Foreign Securities Fund                     81,688
          Templeton Foreign Securities Fund B                  170,449
          Templeton Developing Markets Securities Fund          41,193
          Templeton Developing Markets Securities Fund B       158,318
          Templeton Growth Securities Fund B                         -
          Fidelity Equity-Income Portfolio B                    35,523
          Fidelity Growth Portfolio B                          334,459
          Fidelity High Income Portfolio B                           -
          MetLife Stock Index Portfolio B                    9,233,569
          MetLife Putnam International Stock B                 299,830
          MetLife Met/Putnam Voyager Portfolio B                 5,876
          MetLife SSR Bond Income Portfolio                     17,128
          MetLife SSR Money Market Portfolio B                 168,888
          MetLife MFS Research Series B                              -
          MetLife Davis Venture Value Fund E                30,677,801
          MetLife Harris Oakmark Focused Value Fund B       13,092,626
          MetLife Jennison Growth Portfolio B               11,623,241
          MetLife MFS Total Return Series B                     29,806
          MetLife MFS Investors Trust Series B                 388,171
          MetLife Capital Guardian U.S. Equity Series A        100,227
          MetLife Capital Guardian U.S. Equity Series B        298,487
          MetLife Salomon Bros Strategic Bond Portfolio B       67,356
          MetLife T Rowe Price Small Cap Portfolio B            85,876
          MetLife T Rowe Price Large Cap Portfolio A            30,307
          MetLife T Rowe Price Large Cap Portfolio B           170,493
          MetLife Franklin Templeton Small Cap Growth B          3,206
          MetLife SSR Aurora B                                  19,915
          Dreyfus Stock Index Fund B                                 -
          PIMCO High Yield Portfolio                            14,923
          PIMCO Low Duration Portfolio                          96,700
          PIMCO StocksPLUS Growth & Income Portfolio             3,766
          PIMCO Total Return Portfolio                               -
                                                          ------------
                                                          $344,089,188
                                                          ============

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING:
   Changes in units outstanding for the years ended December 31, 2003 and 2004 were as follows:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett
                                   Growth &     Growth &       Bond         Bond      Developing   Developing     Mid-Cap
                                    Income       Income      Debenture    Debenture     Growth       Growth        Value
                                   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003        16,527        4,246       10,190        5,754        9,776          404       13,023
 Units Issued                           5,460      323,498            1    1,070,402        1,019            -          376
 Units Redeemed                        (1,773)     (23,980)      (1,236)    (204,788)     (10,795)        (404)        (289)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003      20,214      303,954        8,955      871,368            -            -       13,110
 Units Issued                           2,688      601,716          260    1,307,368            -            -          724
 Units Redeemed                        (2,160)    (239,720)        (553)    (774,669)           -            -       (1,745)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004      20,742      665,950        8,662    1,404,067            -            -       12,089
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                  Lord Abbett   JP Morgan    JP Morgan    Met/Putnam     Met/Putnam    JP Morgan    JP Morgan
                                    Mid-Cap      Quality      Quality       Capital        Capital      Select       Select
                                     Value        Bond         Bond      Opportunities  Opportunities   Equity       Equity
                                  Portfolio B   Portfolio   Portfolio B    Portfolio     Portfolio B   Portfolio   Portfolio B
                                  -----------  -----------  -----------  -------------  ------------- -----------  -----------
Unit Balance at January 1, 2003        11,133        5,921        2,506         7,077            235        8,189        1,925
 Units Issued                          17,294          209       39,676           246            821          518        1,191
 Units Redeemed                        (1,495)      (1,346)     (10,348)         (129)           (16)        (991)        (770)
                                  -----------  -----------  -----------   -----------    -----------  -----------  -----------
Unit Balance at December 31, 2003      26,932        4,784       31,834         7,194          1,040        7,716        2,346
 Units Issued                          14,202          239       11,057           349            386          113          103
 Units Redeemed                        (2,244)      (5,023)     (42,891)          (97)            (4)      (7,829)      (2,449)
                                  -----------  -----------  -----------   -----------    -----------  -----------  -----------
Unit Balance at December 31, 2004      38,890            -            -         7,446          1,422            -            -
                                  ===========  ===========  ===========   ===========    ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                   JP Morgan    JP Morgan       JP Morgan     JP Morgan                Oppenheimer  Oppenheimer
                                   Enhanced     Enhanced      International International Met/Putnam     Capital      Capital
                                     Index        Index          Equity        Equity      Research    Appreciation Appreciation
                                   Portfolio   Portfolio B      Portfolio    Portfolio B  Portfolio B   Portfolio   Portfolio B
                                  -----------  -----------    ------------- ------------- -----------  ------------ ------------
Unit Balance at January 1, 2003        14,146          200          12,533           319          233            -        3,238
 Units Issued                               -            -              13             -      148,432            -    1,146,457
 Units Redeemed                       (14,146)        (200)        (12,546)         (319)     (10,218)           -      (27,608)
                                  -----------  -----------     -----------   -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003           -            -               -             -      138,447            -    1,122,087
 Units Issued                               -            -               -             -      279,238        9,278    2,393,104
 Units Redeemed                             -            -               -             -     (417,685)         (14)  (1,073,030)
                                  -----------  -----------     -----------   -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -               -             -            -        9,264    2,442,161
                                  ===========  ===========     ===========   ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                                  Janus        Janus     Lord Abbett    Lord Abbett     PIMCO        PIMCO
                                     Money      Aggressive  Aggressive     Growth         Growth     Total Return Total Return
                                    Market        Growth      Growth     Opportunity    Opportunity      Bond         Bond
                                  Portfolio B   Portfolio   Portfolio B   Portfolio     Portfolio B   Portfolio   Portfolio B
                                  -----------  -----------  -----------  -----------    -----------  ------------ ------------
Unit Balance at January 1, 2003           915            -          707           10          1,832            -       51,163
 Units Issued                         874,009            -      655,694       11,828          6,368            -      833,963
 Units Redeemed                      (586,476)           -      (22,822)         (68)        (1,154)           -      (59,946)
                                  -----------  -----------  -----------  -----------    -----------  -----------  -----------
Unit Balance at December 31, 2003     288,448            -      633,579       11,770          7,046            -      825,180
 Units Issued                         930,652       14,594    1,436,340        1,182          4,417          973    1,404,390
 Units Redeemed                      (872,243)        (975)    (441,941)        (159)          (257)           -     (809,777)
                                  -----------  -----------  -----------  -----------    -----------  -----------  -----------
Unit Balance at December 31, 2004     346,857       13,619    1,627,978       12,793         11,206          973    1,419,793
                                  ===========  ===========  ===========  ===========    ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                     PIMCO     T Rowe Price T Rowe Price      MFS           MFS          AIM          AIM
                                      PEA        Mid Cap      Mid Cap      Research      Research      Mid Cap     Small Cap
                                  Innovation      Growth       Growth    International International Core Equity    Growth
                                  Portfolio B   Portfolio   Portfolio B    Portfolio    Portfolio B  Portfolio B  Portfolio B
                                  -----------  ------------ ------------ ------------- ------------- -----------  -----------
Unit Balance at January 1, 2003           109            -        1,388             -        12,429        1,585          692
 Units Issued                         109,561            -      862,705        10,160       248,983      274,503      273,253
 Units Redeemed                       (20,033)           -      (43,594)         (409)      (20,838)     (20,442)     (13,616)
                                  -----------  -----------  -----------   -----------   -----------  -----------  -----------
Unit Balance at December 31, 2003      89,637            -      820,499         9,751       240,574      255,646      260,329
 Units Issued                         796,681        2,570    1,028,591         1,257     1,243,488      472,222    1,076,405
 Units Redeemed                      (237,869)        (936)    (802,842)         (486)     (344,576)    (277,625)    (377,347)
                                  -----------  -----------  -----------   -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004     648,449        1,634    1,046,248        10,522     1,139,486      450,243      959,387
                                  ===========  ===========  ===========   ===========   ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ----------------------------------------------------------------------------------
                                     Harris     Third Avenue     PIMCO      Lord Abbett   Neuberger     Turner
                                     Oakmark     Small Cap     Inflation     America's     Berman      Mid -Cap
                                  International    Value     Protected Bond    Value     Real Estate    Growth
                                   Portfolio B  Portfolio B   Portfolio B   Portfolio B  Portfolio B  Portfolio B
                                  ------------- ------------ -------------- -----------  -----------  -----------
Unit Balance at January 1, 2003            227        2,119             -             -            -            -
 Units Issued                          488,038      509,867       787,592         2,946            -            -
 Units Redeemed                        (16,283)     (20,188)      (40,510)          (83)           -            -
                                   -----------  -----------   -----------   -----------  -----------  -----------
Unit Balance at December 31, 2003      471,982      491,798       747,082         2,863            -            -
 Units Issued                        1,304,819    1,043,349     2,002,760         1,719      577,779      498,587
 Units Redeemed                       (363,379)    (335,257)     (604,591)         (188)    (153,041)    (108,412)
                                   -----------  -----------   -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004    1,413,422    1,199,890     2,145,251         4,394      424,738      390,175
                                   ===========  ===========   ===========   ===========  ===========  ===========

                                  -----------
                                  Goldman Sachs
                                     Mid-Cap
                                      Value
                                   Portfolio B
                                  -------------
Unit Balance at January 1, 2003              -
 Units Issued                                -
 Units Redeemed                              -
                                   -----------
Unit Balance at December 31, 2003            -
 Units Issued                          596,666
 Units Redeemed                       (137,617)
                                   -----------
Unit Balance at December 31, 2004      459,049
                                   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                           Met Investors                               GACC         Russell
                                  ---------------------------------------------------------------  -----------    -----------
                                   Defensive     Moderate     Balance       Growth     Aggressive
                                   Strategy      Strategy     Strategy     Strategy     Strategy      Money       Multi-Style
                                    Fund of      Fund of      Fund of      Fund of      Fund of       Market        Equity
                                    Fund B        Fund B       Fund B       Fund B       Fund B        Fund          Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at January 1, 2003             -            -            -            -            -        4,683         29,748
 Units Issued                               -            -            -            -            -        8,838            676
 Units Redeemed                             -            -            -            -            -      (13,521)        (7,887)
                                  -----------  -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2003           -            -            -            -            -            -         22,537
 Units Issued                         272,680    1,041,188    1,685,624    3,314,993      229,995            -            115
 Units Redeemed                          (929)     (26,746)    (175,315)     (88,348)         (43)           -           (286)
                                  -----------  -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004     271,751    1,014,442    1,510,309    3,226,645      229,952            -         22,366
                                  ===========  ===========  ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Russell                                        AIM
                                  --------------------------------------------------  -------------------------------------
                                   Aggressive                            Real Estate    Premier      Premier        Capital
                                     Equity       Non-US     Core Bond   Securities     Equity       Equity       Appreciation
                                      Fund         Fund        Fund         Fund         Fund        Fund B           Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------    ------------
Unit Balance at January 1, 2003         3,085       15,555       20,541        2,768       10,435           36         13,397
 Units Issued                              48          362          575           42          338        1,020            970
 Units Redeemed                           (72)     (11,417)         (58)         (44)      (2,267)         (36)        (2,867)
                                  -----------  -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2003       3,061        4,500       21,058        2,766        8,506        1,020         11,500
 Units Issued                               6            -           91            -          253          283            689
 Units Redeemed                           (21)        (253)        (170)         (55)      (8,759)      (1,303)          (236)
                                  -----------  -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004       3,046        4,247       20,979        2,711            -            -         11,953
                                  ===========  ===========  ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                    AIM                                         Alliance
                                  ---------------------------------------  --------------------------------------------------
                                                                                                      Bernstein    Bernstein
                                    Capital    International International   Premier      Premier    Real Estate  Real Estate
                                  Appreciation    Growth        Growth       Growth       Growth     Investment   Investment
                                     Fund B        Fund         Fund B      Portfolio   Portfolio B   Portfolio   Portfolio B
                                  ------------ ------------- ------------- -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003            17         4,648            16       17,861        1,048        2,193          539
 Units Issued                               -           773             -        2,101       38,440          204       14,138
 Units Redeemed                           (17)          (17)          (16)         (11)      (5,609)        (188)      (1,864)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003           -         5,404             -       19,951       33,879        2,209       12,813
 Units Issued                               -             -             -        3,347        3,039          357        4,318
 Units Redeemed                             -          (227)            -      (23,298)     (36,918)         (64)      (2,210)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -         5,177             -            -            -        2,502       14,921
                                  ===========   ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Alliance            Liberty          Goldman Sachs               Scudder II
                                  ------------------------  -----------  -------------------------  ------------------------
                                   Bernstein                  Newport                                  Small       Dreman
                                     Small      Bernstein   Tiger Fund,    Growth &   International     Cap       Small Cap
                                      Cap         Value      Variable       Income       Equity       Growth        Value
                                  Portfolio B  Portfolio B    Series         Fund         Fund       Portfolio    Portfolio
                                  -----------  -----------  -----------  -----------  ------------- -----------  -----------
Unit Balance at January 1, 2003            10           10            8           11             9            9        4,730
 Units Issued                               -            -            -            -             -            -            -
 Units Redeemed                           (10)         (10)          (8)         (11)           (9)          (9)          (9)
                                  -----------  -----------  -----------  -----------   -----------  -----------  -----------
Unit Balance at December 31, 2003           -            -            -            -             -            -        4,721
 Units Issued                               -            -            -            -             -            -          119
 Units Redeemed                             -            -            -            -             -            -            -
                                  -----------  -----------  -----------  -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -             -            -        4,840
                                  ===========  ===========  ===========  ===========   ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                   Scudder II    Scudder I                                 MFS
                                  -----------  ------------- ---------------------------------------------------------------

                                   Government                                           Investors    Investors     Emerging
                                   Securities  International   Research     Research      Trust        Trust        Growth
                                   Portfolio    Portfolio B     Series      Series B     Series      Series B       Series
                                  -----------  ------------- -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003             8           986       10,794        1,107        1,015            9        5,570
 Units Issued                               -           144          916        1,206          468            -          763
 Units Redeemed                            (8)          (14)        (100)      (1,144)         (10)          (9)         (10)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003           -         1,116       11,610        1,169        1,473            -        6,323
 Units Issued                               -             -        2,116            -          122            -          557
 Units Redeemed                             -        (1,116)     (13,726)      (1,169)      (1,124)           -       (6,880)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -             -            -            -          471            -            -
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                MFS                                Oppenheimer     Putnam
                                  ---------------------------------------------------------------  -----------  -----------

                                    Emerging       High         High      Strategic       New                     Growth &
                                     Growth       Income       Income      Income      Discovery      Bond         Income
                                    Series B      Series      Series B    Series B     Series B       Fund          Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003             7          750          282          229        2,470        2,141        7,129
 Units Issued                           1,095          178       33,124        4,559       32,373          396        1,177
 Units Redeemed                            (7)         (40)      (4,153)         (88)      (3,991)        (137)        (449)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003       1,095          888       29,253        4,700       30,852        2,400        7,857
 Units Issued                               -          109        6,006           91       12,493            -          761
 Units Redeemed                        (1,095)        (651)      (1,879)      (4,853)      (3,528)      (1,365)         (96)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -          346       33,380            -       39,817            -        8,522
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             Putnam
                                  --------------------------------------------------------------------------------------------
                                                                                                                    International
                                    Growth &                                            International International      New
                                     Income       Equity         Vista        Vista        Equity        Equity     Opportunities
                                     Fund B      Income B        Fund         Fund B        Fund         Fund B        Fund B
                                  -----------  -----------    -----------  -----------  ------------- ------------- -------------
Unit Balance at January 1, 2003             8            -         57,415            7         8,054         1,410             9
 Units Issued                           2,117        4,398          8,720            -         1,308         1,088             -
 Units Redeemed                            (9)         (81)           (69)          (7)          (26)         (623)           (9)
                                  -----------  -----------    -----------  -----------   -----------   -----------   -----------
Unit Balance at December 31, 2003       2,116        4,316         66,067            -         9,336         1,875             -
 Units Issued                             111          626          6,089            -           968            28             -
 Units Redeemed                             -         (184)           (34)           -           (77)         (625)            -
                                  -----------  -----------    -----------  -----------   -----------   -----------   -----------
Unit Balance at December 31, 2004       2,227        4,758         72,122            -        10,227         1,278             -
                                  ===========  ===========    ===========  ===========   ===========   ===========   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                     Putnam                                        Templeton
                                  -----------  ---------------------------------------------------------------------------------
                                                                          Developing   Developing                   Franklin
                                      New        Foreign      Foreign      Markets      Markets     Franklin        Large Cap
                                     Value      Securities   Securities   Securities   Securities   Small Cap   Growth Securities
                                     Fund B        Fund        Fund B        Fund        Fund B      Fund B          Fund B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------------
Unit Balance at January 1, 2003             7        5,879        1,256        3,871          584          560           2,414
 Units Issued                               -          790        4,897          499        4,738        3,346             197
 Units Redeemed                            (7)         (58)        (342)         (67)        (536)         (54)         (1,137)
                                  -----------  -----------  -----------  -----------  -----------  -----------     -----------
Unit Balance at December 31, 2003           -        6,611        5,811        4,303        4,786        3,852           1,474
 Units Issued                               -          924        8,974          567       15,676        2,925               -
 Units Redeemed                             -          (28)        (615)         (57)      (1,508)      (6,777)         (1,474)
                                  -----------  -----------  -----------  -----------  -----------  -----------     -----------
Unit Balance at December 31, 2004           -        7,507       14,170        4,813       18,954            -               -
                                  ===========  ===========  ===========  ===========  ===========  ===========     ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                Templeton                                 Fidelity
                                  -------------------------------------    -------------------------------------
                                     Mutual       Global
                                     Shares       Income         Growth      Equity-                    High
                                   Securities   Securities     Securities    Income       Growth       Income
                                     Fund B       Fund B         Fund B    Portfolio B  Portfolio B  Portfolio B
                                  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003         1,438           10              8            8          757           10
 Units Issued                           2,173            -              -            -        5,751            -
 Units Redeemed                          (959)         (10)            (8)          (8)         (13)         (10)
                                  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003       2,652            -              -            -        6,495            -
 Units Issued                             143            -              -        2,930        9,982            -
 Units Redeemed                        (2,795)           -              -            -         (299)           -
                                  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -              -        2,930       16,178            -
                                  ===========  ===========    ===========  ===========  ===========  ===========

                                  American Century
                                  ----------------

                                      Income &
                                       Growth
                                        Fund
                                  ----------------
Unit Balance at January 1, 2003           1,388
 Units Issued                             2,126
 Units Redeemed                             (33)
                                    -----------
Unit Balance at December 31, 2003         3,481
 Units Issued                                47
 Units Redeemed                          (3,528)
                                    -----------
Unit Balance at December 31, 2004             -
                                    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                       American Century                                 MetLife
                                  -------------------------  --------------------------------------------------------------
                                                                Stock        Putnam     Met/Putnam      SSR      SSR Money
                                  International    Value        Index     International   Voyager   Bond Income   Market
                                      Fund         Fund      Portfolio B     Stock B    Portfolio B  Portfolio   Porfolio
                                  ------------- -----------  -----------  ------------- ----------- ----------- -----------
Unit Balance at January 1, 2003             11          524        1,068             -            -           -           -
 Units Issued                                -           42      294,903        32,987            -           -      17,035
 Units Redeemed                            (11)         (13)     (17,598)       (5,051)           -           -           -
                                   -----------  -----------  -----------   -----------  ----------- ----------- -----------
Unit Balance at December 31, 2003            -          553      278,373        27,936            -           -      17,035
 Units Issued                                -            1      822,488         4,894        1,312         380           -
 Units Redeemed                              -         (554)    (215,667)       (6,246)           -           -           -
                                   -----------  -----------  -----------   -----------  ----------- ----------- -----------
Unit Balance at December 31, 2004            -            -      885,194        26,584        1,312         380      17,035
                                   ===========  ===========  ===========   ===========  =========== =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  ----------------------------------------------------------------------------------------
                                                              Harris                                  MFS          Capital
                                     MFS         Davis       Oakmark     Jennison        MFS       Investors      Guardian
                                   Research     Venture      Focused      Growth     Total Return    Trust       U.S. Equity
                                   Series B   Value Fund E Value Fund B Portfolio B    Series B    Series B       Series A
                                  ----------- ------------ ------------ -----------  ------------ -----------    -----------
Unit Balance at January 1, 2003             -       1,927        5,330        1,023          300          602              -
 Units Issued                               -     839,199      529,205      472,780        1,455       44,436              -
 Units Redeemed                             -     (30,368)     (18,591)     (16,596)         (22)      (4,833)             -
                                  ----------- -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2003           -     810,758      515,944      457,207        1,733       40,205              -
 Units Issued                               -   2,664,219      919,449    1,106,623          614        7,745          9,180
 Units Redeemed                             -    (602,137)    (478,428)    (332,526)         (41)      (5,259)           (83)
                                  ----------- -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004           -   2,872,840      956,965    1,231,304        2,306       42,691          9,097
                                  =========== ===========  ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  ------------------------------------------------------------------------------------------
                                    Capital                                                             Franklin
                                   Guardian     Salomon Bros  T Rowe Price   T Rowe Price T Rowe Price  Templeton
                                  U.S. Equity  Strategic Bond  Small Cap      Large Cap    Large Cap    Small Cap     SSR
                                   Series B     Portfolio B   Portfolio B    Portfolio A  Portfolio B   Growth B    Aurora B
                                  -----------  -------------- ------------   ------------ ------------ ----------- -----------
Unit Balance at January 1, 2003         4,846             -             -              -            -            -           -
 Units Issued                           2,918             -             -              -            -            -           -
 Units Redeemed                           (24)            -             -              -            -            -           -
                                  -----------   -----------   -----------    -----------  -----------  ----------- -----------
Unit Balance at December 31, 2003       7,740             -             -              -            -            -           -
 Units Issued                          21,374         3,727         7,325          2,735       15,584          355       1,190
 Units Redeemed                            (5)          (98)         (239)             -          (52)           -           -
                                  -----------   -----------   -----------    -----------  -----------  ----------- -----------
Unit Balance at December 31, 2004      29,109         3,629         7,086          2,735       15,532          355       1,190
                                  ===========   ===========   ===========    ===========  ===========  =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                 Dreyfus                          INVESCO                    PIMCO
                                  -------------------------------------  ------------------------  ------------------------

                                    Capital    Disciplined     Stock                     High         High          Low
                                  Appreciation    Stock        Index       Dynamics      Yield        Yield      Duration
                                  Portfolio B  Portfolio B     Fund B        Fund        Fund       Portfolio    Portfolio
                                  ------------ -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003         2,982           11           11        2,102           11          829          434
 Units Issued                             305            -            -        1,370            -          897        1,711
 Units Redeemed                           (25)         (11)         (11)      (1,061)         (11)        (847)         (11)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003       3,262            -            -        2,411            -          879        2,134
 Units Issued                               -            -            -           24            -        1,149        5,872
 Units Redeemed                        (3,294)           -            -       (2,435)           -         (824)         (41)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -            -        1,204        7,965
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                      PIMCO
                                            ------------------------
                                             StocksPLUS
                                              Growth &      Total
                                               Income      Return
                                             Portfolio    Portfolio
                                            -----------  -----------
          Unit Balance at January 1, 2003           559            9
           Units Issued                               1            -
           Units Redeemed                           (10)          (9)
                                            -----------  -----------
          Unit Balance at December 31, 2003         550            -
           Units Issued                               4            -
           Units Redeemed                             -            -
                                            -----------  -----------
          Unit Balance at December 31, 2004         554            -
                                            ===========  ===========

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS:
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2004 or as indicated below for each sub-account were as follows:

                                                                Purchases      Sales
                                                               ------------ ------------
    Met Investors Lord Abbett Growth & Income Portfolio        $    123,306 $    105,837
    Met Investors Lord Abbett Growth & Income Portfolio B        23,123,874    7,937,593
    Met Investors Lord Abbett Bond Debenture Portfolio                9,151       11,417
    Met Investors Lord Abbett Bond Debenture Portfolio B         19,386,703   10,253,473
    Met Investors Lord Abbett Mid-Cap Value Portfolio                22,347       38,645
    Met Investors Lord Abbett Mid-Cap Value Portfolio B             302,519       43,322
(a) Met Investors JP Morgan Quality Bond Portfolio                  209,689      641,203
(a) Met Investors JP Morgan Quality Bond Portfolio B                  4,666       75,357
    Met Investors Met/Putnam Capital Opportunities A                  5,776        2,916
    Met Investors Met/Putnam Capital Opportunities B                  5,874          259
(a) Met Investors JP Morgan Select Equity                             3,534      124,315
(a) Met Investors JP Morgan Select Equity B                           2,183       39,851
(a) Met Investors Met/Putnam Research Portfolio B                 1,937,078    3,035,647
    Met Investors Oppenheimer Capital Appreciation Portfolio A       94,093          992
    Met Investors Oppenheimer Capital Appreciation Portfolio B   18,153,778    6,786,179
    Met Investors Money Market Portfolio B                        7,354,777    6,801,995
    Met Investors Janus Aggressive Growth Portfolio A               132,229        9,791
    Met Investors Janus Aggressive Growth Portfolio B             8,334,323    2,012,122
    Met Investors Lord Abbett Growth Opportunity Portfolio           10,533        2,946
    Met Investors Lord Abbett Growth Opportunity Portfolio B         38,867        3,255
    Met Investors PIMCO Total Return Bond Portfolio A                11,856           50
    Met Investors PIMCO Total Return Bond Portfolio B            15,710,651    7,684,922
    Met Investors PIMCO PEA Innovation Portfolio B                3,143,271      879,705
    Met Investors T Rowe Price Mid Cap Growth Portfolio A            16,266        6,292
    Met Investors T Rowe Price Mid Cap Growth Portfolio B         5,685,640    4,274,087
    Met Investors MFS Research International Portfolio               17,659        8,936
    Met Investors MFS Research International Portfolio B         10,749,024    2,523,007
    Met Investors AIM Mid Cap Core Equity Portfolio B             5,277,838    2,928,018
    Met Investors AIM Small Cap Growth Portfolio B               11,047,022    3,414,333
    Met Investors Harris Oakmark International Portfolio B       14,320,421    3,449,870
    Met Investors Third Avenue Small Cap Value Portfolio B       11,588,455    2,866,476
    Met Investors PIMCO Inflation Protected Bond Portfolio B     20,428,796    4,574,682
    Met Investors Lord Abbett America's Value Portfolio B            23,052        2,919
    Met Investors Neuberger Berman Real Estate Portfolio B        5,598,369    1,318,046
    Met Investors Turner Mid-Cap Growth Portfolio B               4,616,777      955,989
    Met Investors Goldman Sachs Mid-Cap Value Portfolio B         5,747,768    1,200,616
    Met Investors Defensive Strategy Fund of Fund B               2,763,820        9,301
    Met Investors Moderate Strategy Fund of Fund B               10,459,450       68,988
    Met Investors Balance Strategy Fund of Fund B                16,854,777    1,265,179
    Met Investors Growth Strategy Fund of Fund B                 33,768,376       57,597

   (a) For the period from January 1, 2004 to November 19, 2004.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                           Purchases      Sales
                                                          ------------ ------------
    Met Investors Aggressive Strategy Fund of Fund B      $  2,402,947 $        992
    Russell Multi-Style Equity Fund                              2,092        4,487
    Russell Aggressive Equity Fund                               1,328          689
    Russell Non-US Fund                                            705        2,588
    Russell Core Bond Fund                                      12,863        5,995
    Russell Real Estate Securites Fund                           4,526        1,833
(d) AIM Premier Equity Fund                                     39,988       88,650
(d) AIM Premier Equity Fund B                                    6,463       12,277
    AIM Capital Appreciation Fund B                             60,959       58,405
    AIM International Growth Fund                               21,481       23,159
(d) Alliance Premier Growth Portfolio                           18,163      122,804
(d) Alliance Premier Growth Portfolio B                         28,148      379,227
    Alliance Bernstein Real Estate Investment Portfolio          7,543        1,986
    Alliance Bernstein Real Estate Investment Portfolio B       68,870       33,102
    Scudder II Dreman Small Cap Value Portfolio                  2,527        1,060
    Scudder I International Portfolio B                             71        7,047
(d) MFS Research Series                                         14,885       88,690
(d) MFS Research Series B                                          107       11,720
    MFS Investors Trust Series                                     987        8,816
(d) MFS Emerging Growth Series                                   2,547       30,766
(d) MFS Emerging Growth Series B                                    54       11,082
    MFS High Income Series                                       1,382        7,384
    MFS High Income Series B                                    86,660       17,315
(d) MFS Strategic Income Series B                                4,612       61,204
    MFS New Discovery Series B                                 127,391       25,169
(d) Oppenheimer Bond Fund                                        5,235       35,052
    Putnam Growth & Income Fund                                  9,486        2,201
    Putnam Growth & Income Fund B                                6,253          202
    Putnam Equity Income Fund B                                  8,016        2,807
    Putnam Vista Fund                                           30,676        5,018
    Puntam International Equity Fund                             8,664        1,598
    Putnam International Equity Fund B                             748        8,729
    Templeton Foreign Securites Fund                             9,509        1,248
    Templeton Foreign Securities Fund B                        129,285        9,591
    Templeton Developing Markets Securities Fund                 7,571        1,416
    Templeton Developing Markets Securities Fund B             126,665       13,876
(d) Templeton Franklin Small Cap Fund B                         34,983       79,307
(d) Templeton Franklin Large Cap Securities B                        -       18,706
(d) Templeton Mutual Shares Securities Fund B                    1,928       37,388
    Fidelity Equity-Income Portfolio B                          35,943          409
    Fidelity Growth Portfolio B                                278,754       12,879
    American Century Income & Growth Fund                          822       29,745
    American Century Value Fund                                    147        7,832

   (d) For the period from January 1, 2004 to April 30, 2004.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                      Purchases      Sales
                                                     ------------ ------------
     MetLife Stock Index Portfolio B                 $  8,388,902 $  2,018,418
     MetLife Putnam International Stock B                  63,531       82,214
     MetLife Met/Putnam Voyager Portfolio B                 5,876            -
     MetLife SSR Bond Income Portfolio                     28,376       11,178
     MetLife SSR Money Market Portfolio                     1,765        2,383
     MetLife Davis Venture Value Fund E                26,522,932    4,478,447
     MetLife Harris Oakmark Focused Value Fund B       11,454,274    5,350,452
     MetLife Jennison Growth Portfolio B                9,590,666    2,412,292
     MetLife MFS Total Return Series B                     14,832        1,750
     MetLife MFS Investors Trust Series B                  69,854       50,833
     MetLife Capital Guardian U.S. Equity A               100,937          726
     MetLife Capital Guardian U.S. Equity B               232,370        2,877
     MetLife Salomon Bros Strategic Bond Portfolio B       69,286        1,983
     MetLife T Rowe Price Small Cap Portfolio B            89,501        3,500
     MetLife T Rowe Price Large Cap Portfolio A            30,666          367
     MetLife T Rowe Price Large Cap Portfolio B           171,853        1,388
     MetLife Franklin Templeton Small Cap Growth B          3,206            -
     MetLife SSR Aurora B                                  19,915            -
 (d) Dreyfus Capital Appreciation Portfolio B                 276       28,671
 (d) INVESCO Dynamics                                         162       16,263
     PIMCO High Yield Portfolio                            14,755        9,800
     PIMCO Low Duration Portfolio                          74,472        1,347
     PIMCO StocksPLUS Growth & Income Portfolio               128           53
                                                     ------------ ------------
     Total                                           $317,645,108 $ 91,165,516
                                                     ============ ============

   (d) For the period from January 1, 2004 to April 30, 2004.

(8) SUBSEQUENT EVENT:
   On August 25, 2004, Metropolitan Life entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings, Inc. (SSRM) and its subsidiaries State Street Research & Management Company and SSR Realty Advisors Inc. to BlackRock, Inc. Effective January 31, 2005, BlackRock Advisors, Inc. will replace State Street Research & Management Company as subadvisor to all portfolios, series or funds previously managed by State Street Research & Management Company.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


First MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                          As of December 31, 2004
                                                                  ----------------------------------------
                                                                                   Unit
                                                                               Fair Value/1/    Net Assets
                                                                    Units   (lowest to highest)   (000)
                                                                  --------- ------------------- ----------
       Met Investors Lord Abbet Growth & Income Portfolio            20,742  $48.17 to $48.29    $ 1,002
       Met Investors Lord Abbett Growth & Income Portfolio B        665,950   51.21 to 46.90      31,671
       Met Investors Lord Abbett Bond Debenture Portfolio             8,662       17.33              150
       Met Investors Lord Abbett Bond Debenture Portfolio B       1,404,067   17.98 to 16.83      23,964
       Met Investors Lord Abbett Mid-Cap Value Portfolio             12,089       23.94              289
       Met Investors Lord Abbett Mid-Cap Value Portfolio B           38,890   24.66 to 23.34         920
       Met Investors Met/Putnam Capital Opportunities A               7,446       16.50              123
       Met Investors Met/Putnam Capital Opportunities B               1,422   15.54 to 14.57          23
  (b)  Met Investors Oppenheimer Capital Appreciation Portfolio A     9,264       10.24               95
       Met Investors Oppenheimer Capital Appreciation Portfolio B 2,442,161    8.37 to 8.19       20,277
       Met Investors Money Market Portfolio B                       346,857   10.20 to 9.75        3,432
  (b)  Met Investors Janus Aggressive Growth Portfolio A             13,619        9.89              135
       Met Investors Janus Aggressive Growth Portfolio B          1,627,978    7.19 to 7.03       11,611
       Met Investors Lord Abbett Growth Opportunity Portfolio        12,793        9.87              126
       Met Investors Lord Abbett Growth Opportunity Portfolio B      11,206   10.00 to 9.72          110
  (b)  Met Investors PIMCO Total Return Bond Portfolio A                973       12.21               12
       Met Investors PIMCO Total Return Bond Portfolio B          1,419,793   12.40 to 11.85      17,062
       Met Investors PIMCO PEA Innovation Portfolio B               648,449    4.35 to 4.25        2,796
  (b)  Met Investors T Rowe Price Mid Cap Growth Portfolio A          1,634        7.19               12
       Met Investors T Rowe Price Mid Cap Growth Portfolio B      1,046,248    7.22 to 6.97        7,398
       Met Investors MFS Research International Portfolio            10,522       15.68              165
       Met Investors MFS Research International Portfolio B       1,139,486   11.48 to 10.97      12,667
       Met Investors AIM Mid Cap Core Equity Portfolio B            450,243   13.59 to 13.33       6,071
       Met Investors AIM Small Cap Growth Portfolio B               959,387   12.20 to 11.96      11,612

                                                                 For the Period Ended December 31, 2004
                                                           ---------------------------------------------------
                                                           Investment       Expense              Total
                                                             Income        Ratio/3/            Return/4/
                                                            Ratio/2/  (lowest to highest) (lowest/5/ to highest)
                                                           ---------- ------------------- --------------------
Met Investors Lord Abbet Growth & Income Portfolio            0.49%     1.40% to 1.40%      11.51% to 11.35%
Met Investors Lord Abbett Growth & Income Portfolio B         0.47%     0.75% to 1.95%      11.26% to 10.47%
Met Investors Lord Abbett Bond Debenture Portfolio            3.33%         1.40%                6.92%
Met Investors Lord Abbett Bond Debenture Portfolio B          3.91%     0.75% to 1.95%       7.00% to 6.07%
Met Investors Lord Abbett Mid-Cap Value Portfolio             0.50%         1.40%                23.09%
Met Investors Lord Abbett Mid-Cap Value Portfolio B           0.47%     0.75% to 1.50%      17.01% to 16.43%
Met Investors Met/Putnam Capital Opportunities A              0.00%         1.40%                16.89%
Met Investors Met/Putnam Capital Opportunities B              0.00%     0.75% to 1.50%      16.46% to 16.56%
Met Investors Oppenheimer Capital Appreciation Portfolio A    4.97%         1.40%                5.56%
Met Investors Oppenheimer Capital Appreciation Portfolio B    3.93%     1.30% to 1.95%       5.03% to 4.34%
Met Investors Money Market Portfolio B                        0.65%     0.75% to 1.95%      0.02% to (1.31%)
Met Investors Janus Aggressive Growth Portfolio A             0.00%         1.40%                6.70%
Met Investors Janus Aggressive Growth Portfolio B             0.00%     1.30% to 1.95%       7.04% to 6.34%
Met Investors Lord Abbett Growth Opportunity Portfolio        0.00%         1.40%                11.19%
Met Investors Lord Abbett Growth Opportunity Portfolio B      0.00%     0.75% to 1.50%      11.52% to 10.97%
Met Investors PIMCO Total Return Bond Portfolio A             0.00%         1.40%                1.78%
Met Investors PIMCO Total Return Bond Portfolio B             8.67%     0.75% to 1.95%       4.10% to 2.95%
Met Investors PIMCO PEA Innovation Portfolio B                0.13%     1.30% to 1.95%     (5.55%) to (6.17%)
Met Investors T Rowe Price Mid Cap Growth Portfolio A         0.00%         1.40%                12.09%
Met Investors T Rowe Price Mid Cap Growth Portfolio B         0.00%     0.85% to 1.95%      16.82% to 15.54%
Met Investors MFS Research International Portfolio            0.23%         1.40%                18.06%
Met Investors MFS Research International Portfolio B          0.35%     0.75% to 1.95%      15.31% to 17.25%
Met Investors AIM Mid Cap Core Equity Portfolio B             0.00%     1.30% to 1.95%      12.92% to 12.19%
Met Investors AIM Small Cap Growth Portfolio B                0.00%     1.30% to 1.95%       5.05% to 4.37%


(b) For the period from May 3, 2004 to December 31, 2004.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5/ Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                      As of December 31, 2004
                                                              ----------------------------------------
                                                                               Unit
                                                                           Fair Value/1/    Net Assets
                                                                Units   (lowest to highest)   (000)
                                                              --------- ------------------- ----------
       Met Investors Harris Oakmark International Portfolio B 1,413,422  $13.99 to $13.72    $19,624
       Met Investors Third Avenue Small Cap Value Portfolio B 1,199,890   14.35 to 14.11      17,088
       Met Investors PIMCO Inflation Protected Bond B         2,145,251   11.24 to 11.12      23,952
       Met Investors Lord Abbett America's Value Fund             4,394   14.07 to 13.90          61
  (b)  Met Investors Neuberger Berman Real Estate Portfolio B   424,738   12.84 to 12.79       5,441
  (b)  Met Investors Turner Mid-Cap Growth Portfolio B          390,175   11.12 to 11.07       4,328
  (b)  Met Investors Goldman Sachs Mid-Cap Value Portfolio B    459,049   11.98 to 11.93       5,485
  (c)  Met Investors Defensive Strategy Fund of Fund B          271,751   10.11 to 10.10       2,747
  (c)  Met Investors Moderate Strategy Fund of Fund B         1,014,442   10.23 to 10.22      10,375
  (c)  Met Investors Balance Strategy Fund of Fund B          1,510,309   10.40 to 10.39      15,693
  (c)  Met Investors Growth Strategy Fund of Fund B           3,226,645   10.61 to 10.60      34,205
  (c)  Met Investors Aggressive Strategy Fund of Fund B         229,952   10.69 to 10.68       2,458
       Russell Multi-Style Equity Fund                           22,366        7.94              178
       Russell Aggressive Equity Fund                             3,046       11.88               36
       Russell Non-US Fund                                        4,247        9.24               39
       Russell Core Bond Fund                                    20,979       13.25              278
       Russell Real Estate Securites Fund                         2,711       22.85               62
       AIM Capital Appreciation Fund                             11,953        6.32               76
       AIM Capital Appreciation Fund B                                -   6.28 to 20.76            -
       AIM International Growth Fund                              5,177        7.76               40
       AIM International Growth Fund B                                -   18.21 to 17.79           -
       Alliance Bernstein Real Estate Investment Portfolio        2,502       22.91               57
       AllianceBernstein Real Estate Investment Portfolio B      14,921   20.86 to 20.71         284
       Scudder II Small Cap Growth Portfolio                          -        9.02                -
       Scudder II Dreman Small Cap Value Portfolio                4,840       18.39               89
       Scudder II Government Securities Portfolio                     -       13.46                -

                                                             For the Period Ended December 31, 2004
                                                       ---------------------------------------------------
                                                       Investment       Expense              Total
                                                         Income        Ratio/3/            Return/4/
                                                        Ratio/2/  (lowest to highest) (lowest/5/ to highest)
                                                       ---------- ------------------- --------------------
Met Investors Harris Oakmark International Portfolio B    0.00%     1.30% to 1.95%      18.96% to 18.19%
Met Investors Third Avenue Small Cap Value Portfolio B    1.97%     1.30% to 1.95%      24.87% to 24.06%
Met Investors PIMCO Inflation Protected Bond B            7.40%     1.30% to 1.95%       7.60% to 6.90%
Met Investors Lord Abbett America's Value Fund            2.66%     0.75% to 1.50%      13.50% to 12.93%
Met Investors Neuberger Berman Real Estate Portfolio B    7.43%     1.30% to 1.95%      28.44% to 27.88%
Met Investors Turner Mid-Cap Growth Portfolio B           0.00%     1.30% to 1.95%      11.24% to 10.76%
Met Investors Goldman Sachs Mid-Cap Value Portfolio B     2.19%     1.30% to 1.95%      19.81% to 19.30%
Met Investors Defensive Strategy Fund of Fund B           8.71%     1.30% to 1.95%       1.71% to 1.64%
Met Investors Moderate Strategy Fund of Fund B            6.62%     1.30% to 1.95%       2.20% to 2.13%
Met Investors Balance Strategy Fund of Fund B             4.75%     1.30% to 1.95%       2.91% to 2.84%
Met Investors Growth Strategy Fund of Fund B              3.00%     1.30% to 1.95%       3.56% to 3.49%
Met Investors Aggressive Strategy Fund of Fund B          1.06%     1.30% to 1.95%       3.79% to 3.72%
Russell Multi-Style Equity Fund                           0.74%         1.40%                8.28%
Russell Aggressive Equity Fund                            0.16%         1.40%                13.13%
Russell Non-US Fund                                       1.95%         1.40%                16.65%
Russell Core Bond Fund                                    3.59%         1.40%                3.21%
Russell Real Estate Securites Fund                        2.58%         1.40%                33.01%
AIM Capital Appreciation Fund                             0.00%         1.40%                5.14%
AIM Capital Appreciation Fund B                           0.00%     1.40% to 1.50%       4.85% to 7.00%
AIM International Growth Fund                             0.65%         1.40%                22.28%
AIM International Growth Fund B                           0.00%     1.30% to 1.50%      18.13% to 17.97%
Alliance Bernstein Real Estate Investment Portfolio       2.31%         1.40%                33.74%
AllianceBernstein Real Estate Investment Portfolio B      2.16%     1.30% to 1.50%      37.21% to 37.02%
Scudder II Small Cap Growth Portfolio                     0.00%         1.40%                9.48%
Scudder II Dreman Small Cap Value Portfolio               0.87%         1.40%                24.27%
Scudder II Government Securities Portfolio                0.00%         1.40%                2.31%


(b) For the period from May 3, 2004 to December 31, 2004.
(c) For the period from November 22, 2004 to December 31, 2004.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5/ Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                              As of December 31, 2004
                                                      ----------------------------------------
                                                                       Unit
                                                                   Fair Value/1/    Net Assets
                                                        Units   (lowest to highest)   (000)
                                                      --------- ------------------- ----------
       MFS Investors Trust Series                           471       $8.47          $     4
       MFS Investors Trust Series B                           -       10.59                -
       MFS High Income Series                               346       11.83                4
       MFS High Income Series B                          33,380   15.65 to 15.36         413
       MFS New Discovery Series B                        39,817   14.57 to 14.37         350
       Putnam Growth & Income Fund                        8,522       11.11               95
       Putnam Growth & Income Fund B                      2,227   54.11 to 47.66          32
       Putnam Equity Income B                             4,758   13.40 to 13.24          63
       Putnam Vista Fund                                 72,122        5.81              419
       Putnam Vista Fund B                                    -       11.60                -
       Putnam International Equity Fund                  10,227        8.50               87
       Putnam International Equity Fund B                 1,278       15.25               19
       Templeton Foreign Securities Fund                  7,507       10.57               79
       Templeton Foreign Securities Fund B               14,170   11.13 to 25.69         198
       Templeton Developing Markets Securities Fund       4,813       13.44               65
       Templeton Developing Markets Securities Fund B    18,954    8.56 to 8.41          192
       Templeton Growth Securities B                          -       15.51                -
       Fidelity Equity-Income Portfolio B                 2,930   12.80 to 51.44          38
       Fidelity Growth Portfolio B                       16,178   53.20 to 51.29         356
       Fidelity High Income Portfolio B                       -   12.39 to 17.21           -
       MetLife Stock Index Portfolio B                  885,194   11.39 to 11.17      10,001
       MetLife Putnam International Stock B              26,584   14.82 to 13.32         390
       MetLife Met/Putnam Voyager Portfolio B             1,312    4.55 to 4.39            6
  (c)  MetLife SSR Bond Income Portfolio                    380       47.26               18
       MetLife SSR Money Market Portfolio                17,035        9.91              169
       MetLife MFS Research Series B                          -        9.98                -
       MetLife Davis Venture Value Fund E             2,872,840   33.15 to 11.68      34,014
       MetLife Harris Oakmark Focused Value Fund B      956,965   15.14 to 14.81      14,368
       MetLife Jennison Growth Portfolio B            1,231,304   10.50 to 10.33      12,830
       MetLife MFS Total Return Series B                  2,306   44.85 to 39.28          34
       MetLife MFS Investors Trust Series B              42,691   11.05 to 8.48          463

                                                     For the Period Ended December 31, 2004
                                               ---------------------------------------------------
                                               Investment       Expense              Total
                                                 Income        Ratio/3/            Return/4/
                                                Ratio/2/  (lowest to highest) (lowest/5/ to highest)
                                               ---------- ------------------- --------------------
MFS Investors Trust Series                        0.44%         1.40%                9.80%
MFS Investors Trust Series B                      0.00%         1.40%                9.58%
MFS High Income Series                            3.54%         1.40%                7.63%
MFS High Income Series B                          4.21%     1.30% to 1.50%       7.50% to 7.36%
MFS New Discovery Series B                        0.00%     1.30% to 1.50%       5.37% to 5.23%
Putnam Growth & Income Fund                       1.77%         1.40%                9.81%
Putnam Growth & Income Fund B                     1.48%     0.75% to 1.50%       9.02% to 8.48%
Putnam Equity Income B                            0.12%     0.75% to 1.50%      10.75% to 10.20%
Putnam Vista Fund                                 0.00%         1.40%                17.25%
Putnam Vista Fund B                               0.00%         1.40%                16.95%
Putnam International Equity Fund                  1.66%         1.40%                14.86%
Putnam International Equity Fund B                1.80%         1.40%                14.58%
Templeton Foreign Securities Fund                 1.17%         1.40%                17.22%
Templeton Foreign Securities Fund B               0.96%     0.85% to 1.50%      17.52% to 15.10%
Templeton Developing Markets Securities Fund      1.91%         1.40%                23.09%
Templeton Developing Markets Securities Fund B    1.39%     1.30% to 1.50%      22.95% to 22.78%
Templeton Growth Securities B                     0.00%         1.40%                14.41%
Fidelity Equity-Income Portfolio B                1.73%     1.40% to 1.50%       9.68% to 9.05%
Fidelity Growth Portfolio B                       0.07%     1.30% to 1.50%       3.97% to 3.83%
Fidelity High Income Portfolio B                  0.00%     1.40% to 1.50%       7.86% to 7.57%
MetLife Stock Index Portfolio B                   0.53%     1.30% to 1.95%       8.85% to 8.14%
MetLife Putnam International Stock B              1.18%     0.85% to 1.50%      16.98% to 14.16%
MetLife Met/Putnam Voyager Portfolio B            0.00%     0.75% to 1.50%       4.85% to 3.10%
MetLife SSR Bond Income Portfolio                 0.00%         1.40%                4.39%
MetLife SSR Money Market Portfolio                0.98%         1.40%               (0.42%)
MetLife MFS Research Series B                     0.00%         1.40%                1.13%
MetLife Davis Venture Value Fund E                0.32%     0.75% to 1.95%       8.13% to 9.97%
MetLife Harris Oakmark Focused Value Fund B       0.00%     1.30% to 1.95%       8.23% to 7.53%
MetLife Jennison Growth Portfolio B               0.01%     1.30% to 1.95%       7.53% to 6.83%
MetLife MFS Total Return Series B                 2.48%     0.75% to 1.50%       9.20% to 8.66%
MetLife MFS Investors Trust Series B              0.33%     0.85% to 1.50%      10.23% to 10.78%


(c) For the period from November 22, 2004 to December 31, 2004.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5/ Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                              As of December 31, 2004
                                                       -------------------------------------
                                                                     Unit
                                                                 Fair Value/1/    Net Assets
                                                       Units  (lowest to highest)   (000)
                                                       ------ ------------------- ----------
  (c)  MetLife Capital Guardian U.S. Equity A           9,097       $11.45           $104
       MetLife Capital Guardian U.S. Equity B          29,109   11.59 to 11.36        331
  (b)  MetLife Salomon Bros Strategic Bond Portfolio B  3,629   19.98 to 19.58         72
  (b)  MetLife T Rowe Price Small Cap Portfolio B       7,086   13.20 to 13.10         94
  (b)  MetLife T Rowe Price Large Cap Portfolio A       2,735       12.24              33
  (b)  MetLife T Rowe Price Large Cap Portfolio B      15,532   12.52 to 12.03        188
  (b)  MetLife Franklin Templeton Small Cap Growth B      355    9.76 to 9.72           3
  (b)  MetLife SSR Aurora B                             1,190   18.21 to 18.04         22
       Dreyfus Stock Index Fund B                           -        8.36               -
       PIMCO High Yield Portfolio                       1,204   12.95 to 12.78         15
       PIMCO Low Duration Portfolio                     7,965   12.24 to 12.10         97
       PIMCO Stocks PLUS Growth & Income                  554   13.15 to 12.97          5
       PIMCO Total Return Portfolio                         -       13.24               -

                                                      For the Period Ended December 31, 2004
                                                ---------------------------------------------------
                                                Investment       Expense              Total
                                                  Income        Ratio/3/            Return/4/
                                                 Ratio/2/  (lowest to highest) (lowest/5/ to highest)
                                                ---------- ------------------- --------------------
MetLife Capital Guardian U.S. Equity A             0.00%         1.40%                14.55%
MetLife Capital Guardian U.S. Equity B             1.01%     0.75% to 1.50%       7.78% to 7.24%
MetLife Salomon Bros Strategic Bond Portfolio B    0.00%     1.30% to 1.50%       6.08% to 5.94%
MetLife T Rowe Price Small Cap Portfolio B         0.00%     1.40% to 1.50%       6.61% to 6.54%
MetLife T Rowe Price Large Cap Portfolio A         0.00%         1.40%                7.96%
MetLife T Rowe Price Large Cap Portfolio B         0.00%     0.85% to 1.50%       8.17% to 8.29%
MetLife Franklin Templeton Small Cap Growth B      0.00%     1.40% to 1.50%      10.72 to 10.65%
MetLife SSR Aurora B                               0.00%     1.30% to 1.50%      12.58% to 12.43%
Dreyfus Stock Index Fund B                         0.00%         1.40%                8.81%
PIMCO High Yield Portfolio                         7.25%     1.30% to 1.50%       8.48% to 8.34%
PIMCO Low Duration Portfolio                       1.68%     1.30% to 1.50%       0.64% to 0.51%
PIMCO Stocks PLUS Growth & Income                  1.73%     1.30% to 1.50%       9.18% to 9.03%
PIMCO Total Return Portfolio                       0.00%         1.40%                3.39%


(b) For the period from May 3, 2004 to December 31, 2004.
(c) For the period from November 22, 2004 to December 31, 2004.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5/ Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


First MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                       As of December 31, 2003
                                                               ----------------------------------------
                                                                                Unit
                                                                            Fair Value/1/    Net Assets
                                                                 Units   (lowest to highest)   (000)
                                                               --------- ------------------- ----------
    Met Investors Lord Abbett Growth & Income Portfolio           20,214       $43.37         $   872
    Met Investors Lord Abbett Growth & Income Portfolio B        303,954   43.71 to 42.45      13,034
    Met Investors Lord Abbett Bond Debenture Portfolio             8,955       16.21              145
    Met Investors Lord Abbett Bond Debenture Portfolio B         871,368   16.34 to 15.87      13,970
    Met Investors Lord Abbett Mid-Cap Value Portfolio             13,110       19.45              255
    Met Investors Lord Abbett Mid-Cap Value Portfolio B           26,932   19.60 to 19.32         520
    Met Investors JP Morgan Quality Bond Portfolio                 4,784       14.78               71
    Met Investors JP Morgan Quality Bond Portfolio B              31,834   14.90 to 14.68         467
    Met Investors JP Morgan Small Cap Stock Portfolio              7,194       14.12              101
    Met Investors Met/Putnam Capital Opportunities Portfolio B     1,040   14.22 to 14.02          15
    Met Investors JP Morgan Select Equity Portfolio                7,716       15.21              115
    Met Investors JP Morgan Select Equity Portfolio B              2,346   15.32 to 15.10          35
    Met Investors Met/Putnam Research Portfolio B                138,447    7.73 to 7.61        1,065
    Met Investors Oppenheimer Capital Appreciation Portfolio B 1,122,087    7.97 to 7.85        8,894
    Met Investors PIMCO Money Market Portfolio B                 288,448   10.17 to 9.88        2,880
    Met Investors Janus Aggressive Growth Portfolio B            633,579    6.72 to 6.61        4,231
    Met Investors Lord Abbett Growth Opportunity Portfolio        11,770        8.87              104
    Met Investors Lord Abbett Growth Opportunity Portfolio B       7,046    8.93 to 8.80           62
    Met Investors PIMCO Total Return Bond Portfolio B            825,180   11.69 to 11.51       9,599
    Met Investors PIMCO Innovation Portfolio B                    89,637    4.60 to 4.53          411
    Met Investors T Rowe Price Mid Cap Growth Portfolio B        820,499    6.18 to 6.03        5,003
(g) Met Investors MFS Research International Portfolio             9,751       13.28              129
    Met Investors MFS Research International Portfolio B         240,574    9.58 to 9.35        2,273
    Met Investors AIM Mid Cap Core Equity Portfolio B            255,645   12.03 to 11.88       3,062
    Met Investors AIM Small Cap Growth Portfolio B               260,329   11.61 to 11.46       3,008
    Met Investors Harris Oakmark International Portfolio B       471,982   11.76 to 11.61       5,525

                                                                 For the Period Ended December 31, 2003
                                                           --------------------------------------------------
                                                           Investment       Expense              Total
                                                             Income        Ratio/3/            Return/4/
                                                            Ratio/2/  (lowest to highest) (lowest to highest)
                                                           ---------- ------------------- -------------------
Met Investors Lord Abbett Growth & Income Portfolio          0.98%          1.40%               29.24%
Met Investors Lord Abbett Growth & Income Portfolio B        0.08%      0.85% to 1.95%     29.63% to 24.23%
Met Investors Lord Abbett Bond Debenture Portfolio           1.67%          1.40%               17.86%
Met Investors Lord Abbett Bond Debenture Portfolio B         4.34%      0.85% to 1.95%     18.15% to 9.17%
Met Investors Lord Abbett Mid-Cap Value Portfolio            0.70%          1.40%               24.41%
Met Investors Lord Abbett Mid-Cap Value Portfolio B          0.88%      0.85% to 1.40%     24.81% to 24.13%
Met Investors JP Morgan Quality Bond Portfolio               3.75%          1.40%               2.55%
Met Investors JP Morgan Quality Bond Portfolio B             7.64%      0.85% to 1.40%      2.88% to 2.32%
Met Investors JP Morgan Small Cap Stock Portfolio            0.00%          1.40%               26.94%
Met Investors Met/Putnam Capital Opportunities Portfolio B   0.00%      0.85% to 1.40%     27.19% to 26.50%
Met Investors JP Morgan Select Equity Portfolio              0.61%          1.40%               31.64%
Met Investors JP Morgan Select Equity Portfolio B            0.54%      0.85% to 1.40%     32.07% to 31.35%
Met Investors Met/Putnam Research Portfolio B                0.00%      1.30% to 1.95%     19.74% to 20.26%
Met Investors Oppenheimer Capital Appreciation Portfolio B   0.00%      1.30% to 1.95%     21.23% to 21.75%
Met Investors PIMCO Money Market Portfolio B                 0.22%      0.85% to 1.95%    (1.07%) to (0.42%)
Met Investors Janus Aggressive Growth Portfolio B            0.00%      1.30% to 1.95%     22.00% to 21.47%
Met Investors Lord Abbett Growth Opportunity Portfolio       0.00%          1.40%               34.54%
Met Investors Lord Abbett Growth Opportunity Portfolio B     0.00%      0.85% to 1.40%     34.56% to 33.82%
Met Investors PIMCO Total Return Bond Portfolio B            2.53%      1.30% to 1.95%      0.64% to 0.20%
Met Investors PIMCO Innovation Portfolio B                   0.00%      1.30% to 1.95%     39.26% to 38.66%
Met Investors T Rowe Price Mid Cap Growth Portfolio B        0.00%      0.85% to 1.95%     35.48% to 28.24%
Met Investors MFS Research International Portfolio           0.82%          1.40%               32.80%
Met Investors MFS Research International Portfolio B         0.95%      0.85% to 1.95%     30.93% to 28.93%
Met Investors AIM Mid Cap Core Equity Portfolio B            0.00%      1.30% to 1.95%     23.70% to 23.16%
Met Investors AIM Small Cap Growth Portfolio B               0.00%      1.30% to 1.95%     33.33% to 32.76%
Met Investors Harris Oakmark International Portfolio B       2.23%      1.30% to 1.95%     34.41% to 32.50%

(g) For the period from April 25, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                    As of December 31, 2003
                                                             --------------------------------------
                                                                            Unit
                                                                        Fair Value/1/    Net Assets
                                                              Units  (lowest to highest)   (000)
                                                             ------- ------------------- ----------
    Met Investors Third Avenue Small Cap Value Portfolio B   491,798  $11.49 to $11.38     $5,628
(e) Met Investors PIMCO Inflation Protected Bond Portfolio B 747,082   10.44 to 10.40       7,781
(e) Met Investors Lord Abbett America's Value Portfolio B      2,863   12.04 to 11.99          34
    Russell Multi-Style Equity Fund                           22,537        7.33              165
    Russell Aggressive Equity Fund                             3,061       10.50               32
    Russell Non-US Fund                                        4,500        7.92               36
    Russell Core Bond Fund                                    21,058       12.84              270
    Russell Real Estate Securities Fund                        2,766       17.18               48
    AIM Premier Equity Fund                                    8,506        5.87               50
    AIM Premier Equity Fund B                                  1,020    6.14 to 5.84            6
    AIM Capital Appreciation Fund                             11,500        6.01               69
    AIM Capital Appreciation Fund B                                -        5.99                -
    AIM International Growth Fund                              5,404        6.35               34
    AIM International Growth Fund B                                -        6.31                -
    Alliance Premier Growth Portfolio                         19,951        5.38              107
    Alliance Premier Growth Portfolio B                       33,879       10.59              359
    Alliance Bernstein Real Estate Investment Portfolio        2,209       17.13               38
    Alliance Bernstein Real Estate Investment Portfolio B     12,813       14.10              181
    Alliance Bernstein Small Cap Portfolio B                       -       14.23                -
    Alliance Bernstein Value Portfolio B                           -       10.85                -
    Liberty Newport Tiger Fund, Variable Series                    -       12.04                -
    Goldman Sachs Growth & Income Fund                             -        9.28                -
    Goldman Sachs International Equity Fund                        -       10.48                -
    Scudder II Small Cap Growth Portfolio                          -        8.24                -
    Scudder II Dreman Small Cap Value Portfolio                4,721       14.80               70
    Scudder II Government Securities Portfolio                     -       13.15                -
    Scudder I International Portfolio B                        1,116        6.19                7
    MFS Research Series                                       11,610        6.35               74
    MFS Research Series B                                      1,169        9.87               12
    MFS Investors Trust Series                                 1,473        7.72               11
    MFS Investors Trust Series B                                   -        9.66                -
    MFS Emerging Growth Series                                 6,323        4.42               28

                                                               For the Period Ended December 31, 2003
                                                         --------------------------------------------------
                                                         Investment       Expense              Total
                                                           Income        Ratio/3/            Return/4/
                                                          Ratio/2/  (lowest to highest) (lowest to highest)
                                                         ---------- ------------------- -------------------
Met Investors Third Avenue Small Cap Value Portfolio B     0.67%      1.30% to 1.95%     35.61% to 35.03%
Met Investors PIMCO Inflation Protected Bond Portfolio B   0.89%      1.30% to 1.95%      4.43% to 3.98%
Met Investors Lord Abbett America's Value Portfolio B      4.15%      0.85% to 1.40%     20.37% to 19.93%
Russell Multi-Style Equity Fund                            0.75%          1.40%               27.07%
Russell Aggressive Equity Fund                             0.10%          1.40%               43.58%
Russell Non-US Fund                                        1.93%          1.40%               36.86%
Russell Core Bond Fund                                     4.68%          1.40%               4.68%
Russell Real Estate Securities Fund                        5.28%          1.40%               35.30%
AIM Premier Equity Fund                                    0.30%          1.40%               23.34%
AIM Premier Equity Fund B                                  0.71%      0.85% to 1.40%     23.77% to 23.10%
AIM Capital Appreciation Fund                              0.00%          1.40%               27.72%
AIM Capital Appreciation Fund B                            0.00%          1.40%               27.39%
AIM International Growth Fund                              0.59%          1.40%               27.27%
AIM International Growth Fund B                            0.00%          1.40%               26.81%
Alliance Premier Growth Portfolio                          0.00%          1.40%               21.95%
Alliance Premier Growth Portfolio B                        0.00%          1.40%               21.65%
Alliance Bernstein Real Estate Investment Portfolio        2.64%          1.40%               37.36%
Alliance Bernstein Real Estate Investment Portfolio B      0.72%          1.40%               37.09%
Alliance Bernstein Small Cap Portfolio B                   2.08%          1.40%               38.94%
Alliance Bernstein Value Portfolio B                       1.36%          1.40%               26.68%
Liberty Newport Tiger Fund, Variable Series                0.00%          1.40%               42.78%
Goldman Sachs Growth & Income Fund                         0.00%          1.40%               22.63%
Goldman Sachs International Equity Fund                    0.00%          1.40%               33.61%
Scudder II Small Cap Growth Portfolio                      0.00%          1.40%               31.10%
Scudder II Dreman Small Cap Value Portfolio                1.10%          1.40%               40.06%
Scudder II Government Securities Portfolio                 4.56%          1.40%               0.84%
Scudder I International Portfolio B                        0.53%          1.40%               25.75%
MFS Research Series                                        0.67%          1.40%               22.97%
MFS Research Series B                                      0.41%          1.40%               22.64%
MFS Investors Trust Series                                 0.66%          1.40%               20.45%
MFS Investors Trust Series B                               0.84%          1.40%               20.14%
MFS Emerging Growth Series                                 0.00%          1.40%               28.42%

(e) For the period from May 1, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                 As of December 31, 2003
                                                          --------------------------------------
                                                                         Unit
                                                                     Fair Value/1/    Net Assets
                                                           Units  (lowest to highest)   (000)
                                                          ------- ------------------- ----------
    MFS Emerging Growth Series B                            1,095       $10.00          $   11
    MFS High Income Series                                    888       11.00               10
    MFS High Income Series B                               29,253       11.17              327
    MFS Strategic Income Series B                           4,700       12.67               60
    MFS New Discovery Series B                             30,852        7.12              220
    Oppenheimer Bond Fund                                   2,400       12.69               30
    Putnam Growth & Income Fund                             7,857       10.11               79
    Putnam Growth & Income Fund B                           2,116   11.30 to 11.26          24
(e) Putnam Equity Income B                                  4,316   12.08 to 12.04          52
    Putnam Vista Fund                                      66,067        4.95              327
    Putnam Vista Fund B                                         -        9.92                -
    Putnam International Growth Fund                        9,336        7.40               69
    Putnam International Equity Fund B                      1,875       13.31               25
    Putnam International New Opportunities Fund B               -       10.88                -
    Putnam New Value Fund B                                     -       13.88                -
    Templeton Foreign Securities Fund                       6,611        9.02               60
    Templeton Foreign Securities Fund B                     5,811    9.47 to 9.34           54
    Templeton Developing Markets Securities Fund            4,303       10.91               47
    Templeton Developing Markets Securities Fund B          4,786       10.36               50
    Templeton Franklin Small Cap Fund B                     3,852       11.61               45
    Templeton Franklin Large Cap Growth Securities Fund B   1,474   12.80 to 12.62          19
    Templeton Mutual Shares Securities Fund B               2,652   13.25 to 13.13          35
    Templeton Global Income Securities Fund B                   -       14.63                -
    Templeton Growth Securities Fund B                          -       13.56                -
    Fidelity Equity-Income Portfolio B                          -       11.67                -
    Fidelity Growth Portfolio B                             6,495       11.33               74
    Fidelity High Income Portfolio B                            -       11.49                -
    American Century Income & Growth Fund                   3,481        8.34               29
    American Century International Fund                         -        6.93                -
    American Century Value Fund                               553       13.62                8
    MetLife Stock Index Portfolio B                       278,373   10.46 to 10.33       2,901
(e) MetLife Putnam International Stock B                   27,936   12.67 to 12.62         353

                                                            For the Period Ended December 31, 2003
                                                      --------------------------------------------------
                                                      Investment       Expense              Total
                                                        Income        Ratio/3/            Return/4/
                                                       Ratio/2/  (lowest to highest) (lowest to highest)
                                                      ---------- ------------------- -------------------
MFS Emerging Growth Series B                             0.00%         1.40%               28.13%
MFS High Income Series                                   4.08%         1.40%               16.32%
MFS High Income Series B                                 0.23%         1.40%               16.06%
MFS Strategic Income Series B                            1.21%         1.40%               8.57%
MFS New Discovery Series B                               0.00%         1.40%               31.58%
Oppenheimer Bond Fund                                    5.26%         1.40%               5.29%
Putnam Growth & Income Fund                              2.05%         1.40%               25.92%
Putnam Growth & Income Fund B                            0.02%     0.85% to 1.40%     25.61% to 23.55%
Putnam Equity Income B                                   0.91%     0.85% to 1.40%     20.82% to 20.38%
Putnam Vista Fund                                        0.00%         1.40%               31.57%
Putnam Vista Fund B                                      0.00%         1.40%               31.32%
Putnam International Growth Fund                         1.10%         1.40%               27.10%
Putnam International Equity Fund B                       0.84%         1.40%               26.74%
Putnam International New Opportunities Fund B            0.56%         1.40%               31.36%
Putnam New Value Fund B                                  2.30%         1.40%               30.64%
Templeton Foreign Securities Fund                        1.93%         1.40%               30.71%
Templeton Foreign Securities Fund B                      0.85%     0.85% to 1.40%     31.09% to 30.38%
Templeton Developing Markets Securities Fund             1.40%         1.40%               51.60%
Templeton Developing Markets Securities Fund B           0.46%         1.40%               50.87%
Templeton Franklin Small Cap Fund B                      0.00%         1.40%               35.34%
Templeton Franklin Large Cap Growth Securities Fund B    0.62%     0.85% to 1.40%     25.87% to 25.18%
Templeton Mutual Shares Securities Fund B                0.77%     0.85% to 1.40%     24.09% to 23.41%
Templeton Global Income Securities Fund B               13.59%         1.40%               20.74%
Templeton Growth Securities Fund B                       2.93%         1.40%               30.30%
Fidelity Equity-Income Portfolio B                       2.99%         1.40%               28.22%
Fidelity Growth Portfolio B                              0.03%         1.40%               30.70%
Fidelity High Income Portfolio B                        12.43%         1.40%               24.99%
American Century Income & Growth Fund                    0.85%         1.40%               27.56%
American Century International Fund                      1.32%         1.40%               22.78%
American Century Value Fund                              1.03%         1.40%               27.17%
MetLife Stock Index Portfolio B                          0.01%     1.30% to 1.95%     26.10% to 20.71%
MetLife Putnam International Stock B                     0.00%     0.85% to 1.40%     26.69% to 26.23%

(e) For the period from May 1, 2003 to December 31, 2003.
(g) For the period from April 25, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                         As of December 31, 2003
                                                  --------------------------------------
                                                                 Unit
                                                             Fair Value/1/    Net Assets
                                                   Units  (lowest to highest)   (000)
                                                  ------- ------------------- ----------
(e) MetLife Met/Putnam Voyager Portfolio B              -  $11.78 to $11.73     $    -
(g) MetLife SSR Money Market Portfolio             17,035        9.96              170
(e) MetLife MFS Research Series B                       -       11.83                -
    MetLife Davis Venture Value Fund E            810,758   10.87 to 10.62       8,699
    MetLife Harris Oakmark Focused Value Fund B   515,944   13.99 to 13.78       7,178
    MetLife Jennison Growth Portfolio B           457,207    9.76 to 9.67        4,445
    MetLife MFS Total Return Series B               1,733   10.60 to 10.50          18
    MetLife MFS Investors Trust Series B           40,205   10.02 to 9.93          399
    MetLife Capital Guardian U.S. Equity Series B   7,740   10.69 to 10.59          82
    Dreyfus Capital Appreciation Portfolio B        3,262        8.62               28
    Dreyfus Disciplined Stock Portfolio B               -        7.29                -
    Dreyfus Stock Index Fund B                          -        7.69                -
    INVESCO Dynamics Fund                           2,411        6.57               16
    INVESCO High Yield Fund                             -        8.88                -
    PIMCO High Yield Portfolio                        879       11.76               10
    PIMCO Low Duration Portfolio                    2,134       12.09               26
    PIMCO StocksPLUS Growth & Income Portfolio        550        8.20                4
    PIMCO Total Return Portfolio                        -       12.81                -

                                                    For the Period Ended December 31, 2003
                                              --------------------------------------------------
                                              Investment       Expense              Total
                                                Income        Ratio/3/            Return/4/
                                               Ratio/2/  (lowest to highest) (lowest to highest)
                                              ---------- ------------------- -------------------
MetLife Met/Putnam Voyager Portfolio B          0.00%      0.85% to 1.40%     17.75% to 17.32%
MetLife SSR Money Market Portfolio              0.76%          1.40%              (0.45%)
MetLife MFS Research Series B                   0.00%          1.40%               18.29%
MetLife Davis Venture Value Fund E              0.01%      0.85% to 1.95%     29.63% to 25.46%
MetLife Harris Oakmark Focused Value Fund B     0.00%      1.30% to 1.95%     27.88% to 27.32%
MetLife Jennison Growth Portfolio B             0.01%      1.30% to 1.95%     20.98% to 20.45%
MetLife MFS Total Return Series B               0.51%      0.85% to 1.40%     15.74% to 15.11%
MetLife MFS Investors Trust Series B            0.02%      0.85% to 1.40%     19.84% to 20.50%
MetLife Capital Guardian U.S. Equity Series B   0.43%      0.85% to 1.40%     35.54% to 36.28%
Dreyfus Capital Appreciation Portfolio B        1.24%          1.40%               19.15%
Dreyfus Disciplined Stock Portfolio B           0.05%          1.40%               21.60%
Dreyfus Stock Index Fund B                      1.09%          1.40%               26.28%
INVESCO Dynamics Fund                           0.00%          1.40%               35.91%
INVESCO High Yield Fund                         0.00%          1.40%               23.30%
PIMCO High Yield Portfolio                      6.57%          1.40%               21.23%
PIMCO Low Duration Portfolio                    1.40%          1.40%               0.93%
PIMCO StocksPLUS Growth & Income Portfolio      2.19%          1.40%               28.57%
PIMCO Total Return Portfolio                    3.39%          1.40%               3.60%

(e) For the period from May 1, 2003 to December 31, 2003.
(g) For the period from April 25, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


First MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                         As of December 31, 2002
                                                                  -------------------------------------
                                                                                Unit
                                                                            Fair Value/1/    Net Assets
                                                                  Units  (lowest to highest)   (000)
                                                                  ------ ------------------- ----------
       Met Investors Lord Abbett Growth & Income Portfolio        16,527       $33.56           $554
       Met Investors Lord Abbett Growth & Income Portfolio B       4,246   33.17 to 33.72        142
       Met Investors Lord Abbett Bond Debenture Portfolio         10,190       13.76             140
       Met Investors Lord Abbett Bond Debenture Portfolio B        5,754   13.60 to 13.83         79
       Met Investors Lord Abbett Developing Growth Portfolio       9,776        7.44              73
       Met Investors Lord Abbett Developing Growth Portfolio B       404    7.41 to 7.48           3
       Met Investors Lord Abbett Mid-Cap Value Portfolio          13,023       15.63             204
       Met Investors Lord Abbett Mid-Cap Value Portfolio B        11,133   15.57 to 15.71        173
       Met Investors JP Morgan Quality Bond Portfolio              5,921       14.41              85
       Met Investors JP Morgan Quality Bond Portfolio B            2,506   14.35 to 14.48         36
       Met Investors JP Morgan Small Cap Stock Portfolio           7,077       11.12              78
       Met Investors Met/Putnam Capital Opportunities Portfolio B    235   11.08 to 11.18          3
       Met Investors JP Morgan Select Equity Portfolio             8,189       11.55              94
       Met Investors JP Morgan Select Equity Portfolio B           1,925   11.50 to 11.60         22
       Met Investors JP Morgan Enhanced Index Portfolio           14,146       12.71             179
       Met Investors JP Morgan Enhanced Index Portfolio B            200   12.66 to 12.77          2
       Met Investors JP Morgan International Equity Portfolio     12,533        8.69             109
       Met Investors JP Morgan International Equity Portfolio B      319    8.65 to 8.73           3
       Met Investors Met/Putnam Research Portfolio B                 233    6.25 to 6.30           1
       Met Investors Oppenheimer Capital Appreciation Portfolio B  3,238    6.24 to 6.28          20
       Met Investors PIMCO Money Market Portfolio B                  915   10.05 to 10.21          9
       Met Investors Janus Aggressive Growth Portfolio B             707    5.16 to 5.20           4
       Met Investors Lord Abbett Growth Opportunity Portfolio         10        6.60               -
       Met Investors Lord Abbett Growth Opportunities Portfolio B  1,832    6.57 to 6.63          12
       Met Investors PIMCO Total Return Portfolio B               51,163   11.27 to 11.36        581
       Met Investors PIMCO Innovation Portfolio B                    109    2.94 to 2.96           -
       Met Investors T Rowe Price Mid Cap Growth Portfolio B       1,388    4.51 to 4.56           6
       Met Investors MFS Research International Portfolio B       12,429    7.23 to 7.32          90
       Met Investors AIM Mid Cap Core Equity Portfolio B           1,585    9.61 to 9.67          15
       Met Investors AIM Small Cap Growth Portfolio B                692    8.43 to 8.47           6

                                                                  For the Year ended December 31, 2002
                                                           ---------------------------------------------------
                                                           Investment       Expense              Total
                                                             Income        Ratio/3/            Return/4/
                                                            Ratio/2/  (lowest to highest) (lowest to highest)
                                                           ---------- ------------------- --------------------
Met Investors Lord Abbett Growth & Income Portfolio           0.87%         1.40%               (19.09%)
Met Investors Lord Abbett Growth & Income Portfolio B         1.58%     0.85% to 1.85%    (19.62%) to (18.81%)
Met Investors Lord Abbett Bond Debenture Portfolio            9.60%         1.40%               (1.77%)
Met Investors Lord Abbett Bond Debenture Portfolio B          5.15%     0.85% to 1.85%     (2.40%) to (1.42%)
Met Investors Lord Abbett Developing Growth Portfolio         0.00%         1.40%               (29.98%)
Met Investors Lord Abbett Developing Growth Portfolio B       0.00%     0.85% to 1.40%    (30.12%) to (29.74%)
Met Investors Lord Abbett Mid-Cap Value Portfolio             0.43%         1.40%               (10.57%)
Met Investors Lord Abbett Mid-Cap Value Portfolio B           1.00%     0.85% to 1.40%    (10.84%) to (10.35%)
Met Investors JP Morgan Quality Bond Portfolio                5.03%         1.40%                7.44%
Met Investors JP Morgan Quality Bond Portfolio B              6.53%     0.85% to 1.40%       7.08% to 7.67%
Met Investors JP Morgan Small Cap Stock Portfolio             0.09%         1.40%               (22.15%)
Met Investors Met/Putnam Capital Opportunities Portfolio B    0.09%     0.85% to 1.40%    (22.29%) to (21.86%)
Met Investors JP Morgan Select Equity Portfolio               0.66%         1.40%               (26.68%)
Met Investors JP Morgan Select Equity Portfolio B             0.87%     0.85% to 1.40%    (26.86%) to (26.46%)
Met Investors JP Morgan Enhanced Index Portfolio              0.95%         1.40%               (26.00%)
Met Investors JP Morgan Enhanced Index Portfolio B            1.30%     0.85% to 1.40%    (26.16%) to (25.75%)
Met Investors JP Morgan International Equity Portfolio        0.00%         1.40%               (17.52%)
Met Investors JP Morgan International Equity Portfolio B      0.00%     0.85% to 1.40%    (17.68%) to (17.22%)
Met Investors Met/Putnam Research Portfolio B                 1.97%     1.40% to 1.85%    (22.26%) to (21.91%)
Met Investors Oppenheimer Capital Appreciation Portfolio B    0.01%     1.40% to 1.85%    (26.12%) to (25.78%)
Met Investors PIMCO Money Market Portfolio B                  0.59%     0.85% to 1.85%      (0.76%) to 0.24%
Met Investors Janus Aggressive Growth Portfolio B             0.00%     1.40% to 1.85%    (29.16%) to (28.84%)
Met Investors Lord Abbett Growth Opportunity Portfolio        0.00%         1.40%               (25.30%)
Met Investors Lord Abbett Growth Opportunities Portfolio B    0.00%     0.85% to 1.40%    (25.47%) to (25.05%)
Met Investors PIMCO Total Return Portfolio B                  0.00%     1.40% to 1.85%       7.29% to 7.77%
Met Investors PIMCO Innovation Portfolio B                    0.00%     1.40% to 1.85%    (51.64%) to (51.42%)
Met Investors T Rowe Price Mid Cap Growth Portfolio B         0.00%     0.85% to 1.85%    (45.07%) to (44.51%)
Met Investors MFS Research International Portfolio B          0.44%     0.85% to 1.85%    (13.42%) to (12.55%)
Met Investors AIM Mid Cap Core Equity Portfolio B             0.06%     1.40% to 1.85%    (12.45%) to (12.06%)
Met Investors AIM Small Cap Growth Portfolio B                0.00%     1.40% to 1.85%    (28.83%) to (28.51%)

(h) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                  As of December 31, 2002
                                                           -------------------------------------
                                                                         Unit
                                                                     Fair Value/1/    Net Assets
                                                           Units  (lowest to highest)   (000)
                                                           ------ ------------------- ----------
    Met Investors Harris Oakmark International Portfolio B    227    $8.78 to 8.83       $  2
(h) Met Investors Third Avenue Small Cap Portfolio B        2,119    8.21 to 8.23          17
    GACC Money Market Fund                                  4,683        12.62             59
    Russell Multi-Style Equity Fund                        29,748        5.77             172
    Russell Aggressive Equity Fund                          3,085        7.31              23
    Russell Non-US Fund                                    15,555        5.79              90
    Russell Core Bond Fund                                 20,541        12.27            252
    Russell Real Estate Securities Fund                     2,768        12.70             35
    AIM Premier Equity Fund                                10,435        4.76              50
(h) AIM Premier Equity Fund B                                  36    4.75 to 4.96           -
    AIM Capital Appreciation Fund                          13,397        4.71              63
(h) AIM Capital Appreciation Fund B                            17        4.70               -
    AIM International Growth Fund                           4,648        4.99              23
(h) AIM International Growth Fund B                            16        4.98               -
    Alliance Premier Growth Portfolio                      17,861        4.41              79
    Alliance Premier Growth Portfolio B                     1,048        8.71               9
    Alliance Bernstein Real Estate Investment Portfolio     2,193        12.47             27
    Alliance Bernstein Real Estate Investment Portfolio B     539        10.28              6
    Alliance Bernstein Small Cap Portfolio B                   10        10.24              -
    Alliance Bernstein Value Portfolio B                       10        8.56               -
    Liberty Newport Tiger Fund, Variable Series                 8        8.43               -
    Goldman Sachs Growth & Income Fund                         11        7.57               -
    Goldman Sachs International Equity Fund                     9        7.84               -
    Scudder II Small Cap Growth Portfolio                       9        6.29               -
    Scudder II Dreman Small Cap Value Portfolio             4,730        10.56             50
    Scudder II Government Securities Portfolio                  8        13.04              -
    Scudder I International Portfolio B                       985        4.92               5
    MFS Research Series                                    10,794        5.17              56
    MFS Research Series B                                   1,107        8.05               9
    MFS Investors Trust Series                              1,015        6.41               6
    MFS Investors Trust Series B                                9        8.04               -
    MFS Emerging Growth Series                              5,570        3.44              19

                                                              For the Year ended December 31, 2002
                                                       ---------------------------------------------------
                                                       Investment       Expense              Total
                                                         Income        Ratio/3/            Return/4/
                                                        Ratio/2/  (lowest to highest) (lowest to highest)
                                                       ---------- ------------------- --------------------
Met Investors Harris Oakmark International Portfolio B    0.34%     1.40% to 1.85%    (19.59%) to (19.23%)
Met Investors Third Avenue Small Cap Portfolio B          0.82%     1.40% to 1.85%    (17.92%) to (17.68%)
GACC Money Market Fund                                    4.17%         1.40%                0.23%
Russell Multi-Style Equity Fund                           0.68%         1.40%               (24.26%)
Russell Aggressive Equity Fund                            0.00%         1.40%               (20.18%)
Russell Non-US Fund                                       2.03%         1.40%               (16.33%)
Russell Core Bond Fund                                    3.28%         1.40%                7.33%
Russell Real Estate Securities Fund                       6.09%         1.40%                2.36%
AIM Premier Equity Fund                                   0.41%         1.40%               (31.23%)
AIM Premier Equity Fund B                                 1.16%     0.85% to 1.40%    (31.43%) to (31.05%)
AIM Capital Appreciation Fund                             0.00%         1.40%               (25.41%)
AIM Capital Appreciation Fund B                           0.00%         1.40%               (25.55%)
AIM International Growth Fund                             0.55%         1.40%               (16.85%)
AIM International Growth Fund B                           1.54%         1.40%               (17.10%)
Alliance Premier Growth Portfolio                         0.00%         1.40%               (31.61%)
Alliance Premier Growth Portfolio B                       0.00%         1.40%               (31.80%)
Alliance Bernstein Real Estate Investment Portfolio       2.57%         1.40%                1.17%
Alliance Bernstein Real Estate Investment Portfolio B     2.86%         1.40%                0.89%
Alliance Bernstein Small Cap Portfolio B                  0.00%         1.40%               (7.68%)
Alliance Bernstein Value Portfolio B                      0.00%         1.40%               (14.16%)
Liberty Newport Tiger Fund, Variable Series               1.27%         1.40%               (18.12%)
Goldman Sachs Growth & Income Fund                        1.14%         1.40%               (12.57%)
Goldman Sachs International Equity Fund                   1.32%         1.40%               (19.47%)
Scudder II Small Cap Growth Portfolio                     0.00%         1.40%               (34.39%)
Scudder II Dreman Small Cap Value Portfolio               0.41%         1.40%               (12.58%)
Scudder II Government Securities Portfolio                3.74%         1.40%                6.55%
Scudder I International Portfolio B                       0.62%         1.40%               (19.75%)
MFS Research Series                                       0.27%         1.40%               (25.59%)
MFS Research Series B                                     0.00%         1.40%               (25.77%)
MFS Investors Trust Series                                0.58%         1.40%               (22.06%)
MFS Investors Trust Series B                              0.00%         1.40%               (22.25%)
MFS Emerging Growth Series                                0.00%         1.40%               (34.68%)

(h) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                 As of December 31, 2002
                                                          -------------------------------------
                                                                        Unit
                                                                    Fair Value/1/    Net Assets
                                                          Units  (lowest to highest)   (000)
                                                          ------ ------------------- ----------
    MFS Emerging Growth Series B                               7       $7.81            $  -
    MFS High Income Series                                   750        9.45               7
    MFS High Income Series B                                 282        9.63               3
    MFS Strategic Income Series B                            229       11.67               3
    MFS New Discovery Series B                             2,470        5.41              13
    Oppenheimer Bond Fund                                  2,140       12.05              26
    Putnam Growth & Income Fund                            7,129        8.03              57
    Putnam Growth & Income Fund B                              8        8.97               -
    Putnam Vista Fund                                     57,415        3.76             216
    Putnam Vista Fund B                                        7        7.55               -
    Putnam International Equity Fund                       8,054        5.82              47
    Putnam International Equity Fund B                     1,410       10.50              15
    Putnam International New Opportunities Fund B              9        8.28               -
    Putnam New Value Fund B                                    7       10.62               -
    Templeton Foreign Securities Fund                      5,879        6.90              41
    Templeton Foreign Securities Fund B                    1,256    7.16 to 7.23           9
    Templeton Developing Markets Securities Fund           3,871        7.20              28
    Templeton Developing Markets Securities Fund B           584        6.87               4
    Templeton Franklin Small Cap Fund B                      560        8.58               5
    Templeton Franklin Large Cap Growth Securities Fund B  2,414   10.08 to 10.17         24
    Templeton Mutual Shares Securities Fund B              1,438   10.64 to 10.68         15
    Templeton Global Income Securities Fund B                 10       12.12               -
    Templeton Growth Securities Fund B                         8       10.41               -
    Fidelity Equity-Income Fund B                              8        9.10               -
    Fidelity Growth Portfolio B                              757        8.67               7
    Fidelity High Income Portfolio B                          10        9.19               -
    American Century Income & Growth Fund                  1,388        6.54               9
    American Century International Fund                       11        5.64               -
    American Century Value Fund                              524       10.71               6
    MetLife Stock Index Portfolio B                        1,068    8.24 to 8.29           9
    MetLife Davis Venture Value Fund E                     1,927    8.29 to 8.39          16
    MetLife Harris Oakmark Focused Value Fund B            5,330   10.63 to 10.71         57
(h) MetLife Jennison Growth Portfolio B                    1,023    7.61 to 7.63           8

                                                             For the Year ended December 31, 2002
                                                      ---------------------------------------------------
                                                      Investment       Expense              Total
                                                        Income        Ratio/3/            Return/4/
                                                       Ratio/2/  (lowest to highest) (lowest to highest)
                                                      ---------- ------------------- --------------------
MFS Emerging Growth Series B                             0.00%         1.40%               (34.78%)
MFS High Income Series                                   7.15%         1.40%                1.14%
MFS High Income Series B                                 1.12%         1.40%                0.90%
MFS Strategic Income Series B                            0.65%         1.40%                6.68%
MFS New Discovery Series B                               0.00%         1.40%               (32.75%)
Oppenheimer Bond Fund                                    7.33%         1.40%                7.56%
Putnam Growth & Income Fund                              1.75%         1.40%               (19.92%)
Putnam Growth & Income Fund B                            1.20%         1.40%               (20.12%)
Putnam Vista Fund                                        0.00%         1.40%               (31.35%)
Putnam Vista Fund B                                      0.00%         1.40%               (31.57%)
Putnam International Equity Fund                         1.04%         1.40%               (18.67%)
Putnam International Equity Fund B                       0.74%         1.40%               (18.82%)
Putnam International New Opportunities Fund B            1.30%         1.40%               (14.83%)
Putnam New Value Fund B                                  1.15%         1.40%               (16.78%)
Templeton Foreign Securities Fund                        1.82%        1.40% to             (19.54%)
Templeton Foreign Securities Fund B                      0.93%     0.85% to 1.40%    (19.70%) to (19.25%)
Templeton Developing Markets Securities Fund             1.65%         1.40%               (1.35%)
Templeton Developing Markets Securities Fund B           2.25%         1.40%               (1.54%)
Templeton Franklin Small Cap Fund B                      0.29%         1.40%               (29.68%)
Templeton Franklin Large Cap Growth Securities Fund B    0.92%     0.85% to 1.40%    (24.26%) to (23.84%)
Templeton Mutual Shares Securities Fund B                1.01%     0.85% to 1.40%    (13.04%) to (12.56%)
Templeton Global Income Securities Fund B                0.89%         1.40%                19.47%
Templeton Growth Securities Fund B                       2.25%         1.40%               (19.62%)
Fidelity Equity-Income Fund B                            1.16%         1.40%               (18.31%)
Fidelity Growth Portfolio B                              0.19%         1.40%               (31.27%)
Fidelity High Income Portfolio B                        10.23%         1.40%                1.86%
American Century Income & Growth Fund                    0.82%         1.40%               (20.49%)
American Century International Fund                      1.37%         1.40%               (21.48%)
American Century Value Fund                              0.92%         1.40%               (13.84%)
MetLife Stock Index Portfolio B                          0.71%     1.40% to 1.85%    (23.94%) to (23.60%)
MetLife Davis Venture Value Fund E                       0.61%     0.85% to 1.85%    (18.08%) to (17.26%)
MetLife Harris Oakmark Focused Value Fund B              0.05%     1.40% to 1.85%    (10.73%) to (10.33%)
MetLife Jennison Growth Portfolio B                      0.00%     1.40% to 1.85%    (23.95%) to (23.72%)

(h) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                           As of December 31, 2002
                                                     ------------------------------------
                                                                  Unit
                                                              Fair Value/1/    Net Assets
                                                     Units (lowest to highest)   (000)
                                                     ----- ------------------- ----------
  (h)  MetLife MFS Total Return Series B               300    $9.12 to 9.16       $ 3
  (h)  MetLife MFS Investors Trust Series B            602    8.29 to 8.32          5
  (h)  MetLife Capital Guardian U.S. Equity Series B 4,846    7.82 to 7.85         38
       Dreyfus Capital Appreciation Portfolio B      2,982        7.24             22
       Dreyfus Disciplined Stock Portfolio B            11        6.00              -
       Dreyfus Stock Index Fund B                       11        6.09              -
       INVESCO Dynamics Fund                         2,102        4.84             10
       INVESCO High Yield Fund                          11        7.20              -
       PIMCO High Yield Portfolio                      829        9.70              8
       PIMCO Low Duration Portfolio                    434        11.98             5
       PIMCO StocksPLUS Growth & Income Portfolio      559        6.38              4
       PIMCO Total Return Bond Portfolio                 9        12.36             -

                                                     For the Year ended December 31, 2002
                                              ---------------------------------------------------
                                              Investment       Expense              Total
                                                Income        Ratio/3/            Return/4/
                                               Ratio/2/  (lowest to highest) (lowest to highest)
                                              ---------- ------------------- --------------------
MetLife MFS Total Return Series B                0.00%     0.85% to 1.40%     (6.31%) to (6.83%)
MetLife MFS Investors Trust Series B             0.00%     0.85% to 1.40%    (21.00%) to (21.44%)
MetLife Capital Guardian U.S. Equity Series B    0.00%     0.85% to 1.40%    (21.84%) to (21.55%)
Dreyfus Capital Appreciation Portfolio B         1.55%         1.40%               (18.05%)
Dreyfus Disciplined Stock Portfolio B            0.00%         1.40%               (23.80%)
Dreyfus Stock Index Fund B                       1.27%         1.40%               (23.63%)
INVESCO Dynamics Fund                            0.00%         1.40%               (32.85%)
INVESCO High Yield Fund                         11.25%         1.40%               (2.67%)
PIMCO High Yield Portfolio                       6.28%         1.40%               (2.56%)
PIMCO Low Duration Portfolio                     1.78%         1.40%                5.57%
PIMCO StocksPLUS Growth & Income Portfolio       2.63%         1.40%               (21.33%)
PIMCO Total Return Bond Portfolio                3.64%         1.40%                7.57%

(h) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


First MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                    As of December 31, 2001
                                                                  ----------------------------
                                                                            Unit    Net Assets
                                                                  Units  Fair Value   (000)
                                                                  ------ ---------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio             18,248   $41.48      $757
  Met Investors Lord Abbett Growth & Income Portfolio B            1,345    41.39        56
  Met Investors Lord Abbett Bond Debenture Portfolio              12,757    14.00       179
  (i) Met Investors Lord Abbett Bond Debenture Portfolio B         1,822    13.98        25
  Met Investors Lord Abbett Developing Growth Portfolio            8,727    10.63        93
  (i) Met Investors Lord Abbett Developing Growth Portfolio B        349    10.61         4
  Met Investors Lord Abbett Mid-Cap Value Portfolio               14,216    17.48       249
  (i) Met Investors Lord Abbett Mid-Cap Value Portfolio B          1,124    17.46        20
  Met Investors JP Morgan Quality Bond Portfolio                   5,099    13.41        68
  (i) Met Investors JP Morgan Quality Bond Portfolio B               944    13.40        13
  Met Investors JP Morgan Small Cap Stock Portfolio                6,593    14.28        94
  (i) Met Investors Met/Putnam Capital Opportunities Portfolio B       7    14.26         -
  Met Investors JP Morgan Select Equity Portfolio                  7,748    15.75       122
  (i) Met Investors JP Morgan Select Equity Portfolio B              791    15.72        12
  Met Investors JP Morgan Enhanced Index Portfolio                14,754    17.18       253
  (i) Met Investors JP Morgan Enhanced Index Portfolio B               5    17.14         -
  Met Investors JP Morgan International Equity Portfolio          12,169    10.54       128
  (i) Met Investors JP Morgan International Equity Portfolio B         8    10.51         -
  (i) Met Investors Met/Putnam Research Portfolio B                   11     8.07         -
  (i) Met Investors Oppenheimer Capital Appreciation Portfolio B   1,247     8.47        11
  (i) Met Investors PIMCO Money Market Portfolio B                    10    10.15         -
  (i) Met Investors Janus Aggressive Growth Portfolio B               11     7.31         -
  (i) Met Investors Lord Abbett Growth Opportunity Portfolio          10     8.83         -
  (i) Met Investors Lord Abbett Growth Opportunity Portfolio B     1,786     8.82        16
  (i) Met Investors PIMCO Total Return Portfolio B                 1,691    10.54        18
  (i) Met Investors PIMCO Innovation Portfolio B                      12     6.09         -
  (i) Met Investors T Rowe Price Mid Cap Growth Portfolio B          266     8.24         2
  (i) Met Investors MFS Research International Portfolio B         1,021     8.38         9
  Met Investors AIM Mid Cap Core Equity Portfolio B                   10    10.99         -
  Met Investors AIM Small Cap Growth Portfolio B                     250    11.85         3

                                                                  For the Year ended December 31, 2001
                                                                  ------------------------------------
                                                                    Investment      Expense     Total
                                                                  Income Ratio/1/   Ratio/2/   Return/3/
                                                                  --------------    -------    --------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio                  0.98%         1.40%     (7.04%)
  Met Investors Lord Abbett Growth & Income Portfolio B                0.00%         1.40%     (7.30%)
  Met Investors Lord Abbett Bond Debenture Portfolio                   8.32%         1.40%      2.34%
  (i) Met Investors Lord Abbett Bond Debenture Portfolio B             0.07%         1.40%      2.04%
  Met Investors Lord Abbett Developing Growth Portfolio                0.00%         1.40%     (8.14%)
  (i) Met Investors Lord Abbett Developing Growth Portfolio B          0.00%         1.40%     (8.38%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio                    0.49%         1.40%      6.58%
  (i) Met Investors Lord Abbett Mid-Cap Value Portfolio B              0.00%         1.40%      6.40%
  Met Investors JP Morgan Quality Bond Portfolio                       4.88%         1.40%      5.56%
  (i) Met Investors JP Morgan Quality Bond Portfolio B                 0.12%         1.40%      5.35%
  Met Investors JP Morgan Small Cap Stock Portfolio                    0.17%         1.40%     (9.73%)
  (i) Met Investors Met/Putnam Capital Opportunities Portfolio B       0.00%         1.40%     (9.91%)
  Met Investors JP Morgan Select Equity Portfolio                      0.47%         1.40%     (7.33%)
  (i) Met Investors JP Morgan Select Equity Portfolio B                0.00%         1.40%     (7.64%)
  Met Investors JP Morgan Enhanced Index Portfolio                     0.83%         1.40%     (12.64%)
  (i) Met Investors JP Morgan Enhanced Index Portfolio B               1.06%         1.40%     (12.88%)
  Met Investors JP Morgan International Equity Portfolio               1.29%         1.40%     (21.44%)
  (i) Met Investors JP Morgan International Equity Portfolio B         1.18%         1.40%     (21.68%)
  (i) Met Investors Met/Putnam Research Portfolio B                    0.00%         1.40%     (12.63%)
  (i) Met Investors Oppenheimer Capital Appreciation Portfolio B       0.11%         1.40%     (12.35%)
  (i) Met Investors PIMCO Money Market Portfolio B                     1.99%         1.40%      0.89%
  (i) Met Investors Janus Aggressive Growth Portfolio B                0.00%         1.40%     (18.00%)
  (i) Met Investors Lord Abbett Growth Opportunity Portfolio           0.00%         1.40%     (8.40%)
  (i) Met Investors Lord Abbett Growth Opportunity Portfolio B         0.00%         1.40%     (8.51%)
  (i) Met Investors PIMCO Total Return Portfolio B                     2.50%         1.40%      5.27%
  (i) Met Investors PIMCO Innovation Portfolio B                       0.00%         1.40%     (25.91%)
  (i) Met Investors T Rowe Price Mid Cap Growth Portfolio B            0.00%         1.40%     (16.04%)
  (i) Met Investors MFS Research International Portfolio B             0.21%         1.40%     (12.79%)
  Met Investors AIM Mid Cap Core Equity Portfolio B                    0.00%         1.40%      9.91%
  Met Investors AIM Small Cap Growth Portfolio B                       0.00%         1.40%      18.52%

(i) For the period from May 1, 2001 to December 31, 2001.

/1/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/2/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001    For the Year ended December 31, 2001
                                                             ---------------------------- ------------------------------------
                                                                       Unit    Net Assets   Investment      Expense     Total
                                                             Units  Fair Value   (000)    Income Ratio/1/   Ratio/2/   Return/3/
                                                             ------ ---------- ---------- --------------    -------    --------
Accumulation units, continued:
  Met Investors Harris Oakmark International Portfolio B         10   $10.94      $  -         0.00%         1.40%      9.36%
  GACC Money Market Fund                                          9    12.59         -         0.00%         1.40%      2.69%
  Russell Multi-Style Equity Fund                             8,591     7.62        65         0.52%         1.40%     (15.35%)
  Russell Aggressive Equity Fund                              1,010     9.16         9         0.15%         1.40%     (3.65%)
  Russell Non-US Fund                                         4,311     6.91        30         1.03%         1.40%     (23.08%)
  Russell Core Bond Fund                                      6,223    11.43        71         6.77%         1.40%      5.99%
  Russell Real Estate Securities Fund                           835    12.41        10         6.16%         1.40%      6.39%
  AIM Premier Equity Fund                                     7,127     6.92        49         0.14%         1.40%     (13.78%)
  AIM Capital Appreciation Fund                              10,189     6.31        64         0.00%         1.40%     (24.35%)
  AIM International Growth Fund                               4,646     6.00        28         0.33%         1.40%     (24.60%)
  Alliance Premier Growth Portfolio                          16,205     6.45       104         0.00%         1.40%     (18.35%)
  (i) Alliance Premier Growth Portfolio B                       317    12.77         4         0.00%         1.40%     (18.56%)
  Alliance Bernstein Real Estate Investment Portfolio         2,028    12.32        25         3.79%         1.40%      9.25%
  (i) Alliance Bernstein Real Estate Investment Portfolio B     228    10.19         2         0.48%         1.40%      9.16%
  (i) Alliance Bernstein Small Cap Portfolio B                   10    11.10         -         0.00%         1.40%      10.96%
  (i) Alliance Bernstein Value Portfolio B                       10     9.98         -         0.00%         1.40%     (0.24%)
  (i) Liberty Newport Tiger Fund, Variable Series                 8    10.30         -         1.19%         1.40%     (19.04%)
  (j) Goldman Sachs Growth & Income Fund                         11     8.66         -         0.00%         1.40%     (10.57%)
  (j) Goldman Sachs International Equity Fund                     9     9.74         -         1.17%         1.40%     (23.26%)
  (j) Goldman Sachs Global Income Fund                            9    11.73         -         3.93%         1.40%      3.67%
  (j) Goldman Sachs Internet Tollkeeper Fund                     18     4.26         -         0.00%         1.40%     (34.59%)
  (i) Scudder II Small Cap Growth Portfolio                       9     9.58         -         0.00%         1.40%     (29.76%)
  Scudder II Dreman Small Cap Value Portfolio                 4,578    12.09        55         0.00%         1.40%      16.05%
  (i) Scudder II Government Securities Portfolio                  8    12.24         -         0.00%         1.40%      6.76%
  (i) Scudder I International Portfolio B                        13     6.13         -         0.00%         1.40%     (31.78%)
  MFS Research Series                                         9,960     6.94        69         0.02%         1.40%     (22.35%)
  (i) MFS Research Series B                                       8    10.84         -         0.00%         1.40%     (22.49%)
  MFS Investors Trust Series                                    742     8.22         6         0.67%         1.40%     (17.11%)
  (i) MFS Investors Trust Series B                                9    10.34         -         0.00%         1.40%     (17.28%)
  MFS Emerging Growth Series                                  4,789     5.26        25         0.00%         1.40%     (34.44%)
  (i) MFS Emerging Growth Series B                                7    11.97         -         0.00%         1.40%     (34.55%)
  MFS High Income Series                                        618     9.35         6        10.54%         1.40%      0.68%
  (i) MFS High Income Series B                                   10     9.54         -         0.00%         1.40%      0.20%

(i) For the period from May 1, 2001 to December 31, 2001.
(j) For the period from May 11, 2001 to December 31, 2001.

/1/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/2/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001    For the Year ended December 31, 2001
                                                             ---------------------------- ----------------------------------
                                                                       Unit    Net Assets   Investment     Expense     Total
                                                             Units  Fair Value   (000)    Income Ratio /1/ Ratio /2/ Return /3/
                                                             ------ ---------- ---------- ---------------  --------  ---------
Accumulation units, continued:
  (i) MFS Strategic Income Series B                               9   $10.94      $  -          0.00%        1.40%    3.10%
  (i) MFS New Discovery Series B                                407     8.04         3          0.00%        1.40%   (6.58%)
  Oppenheimer Bond Fund                                       1,956    11.20        22          8.68%        1.40%    6.29%
  Putnam Growth & Income Fund                                 6,439    10.03        65          1.79%        1.40%   (7.47%)
  (i) Putnam Growth & Income Fund B                               8    11.22         -          0.00%        1.40%   (7.70%)
  Putnam Vista Fund                                          52,362     5.48       287          0.00%        1.40%   (34.32%)
  (i) Putnam Vista Fund B                                         7    11.04         -          0.00%        1.40%   (34.43%)
  Putnam International Growth Fund                            7,244     7.16        52          0.39%        1.40%   (21.53%)
  (i) Putnam International Equity Fund B                        248    12.93         3          0.00%        1.40%   (21.72%)
  (i) Putnam International New Opportunities Fund B               9     9.72         -          0.00%        1.40%   (29.68%)
  (i) Putnam New Value Fund B                                     7    12.76         -          0.00%        1.40%    1.87%
  Templeton Foreign Securities Fund                           5,494     8.58        47          3.43%        1.40%   (16.93%)
  (i) Templeton Foreign Securities Fund B                       329     8.92         3          0.16%        1.40%   (17.17%)
  Templeton Developing Markets Securities Fund                3,584     7.30        26          1.15%        1.40%   (9.34%)
  (i) Templeton Developing Markets Securities Fund B             14     6.98         -          1.07%        1.40%   (9.37%)
  (i) Templeton Franklin Small Cap Fund B                       178    12.20         2          0.00%        1.40%   (16.43%)
  (i) Templeton Franklin Large Cap Growth Securities Fund B     237    13.31         3          0.00%        1.40%   (12.67%)
  (i) Templeton Mutual Shares Securities Fund B                   8    12.23         -          2.04%        1.40%    5.55%
  (i) Templeton Global Income Securities Fund B                  10    10.14         -          2.93%        1.40%    0.81%
  (i) Templeton Growth Securities Fund B                          8    12.95         -          2.11%        1.40%   (2.69%)
  (j) Fidelity Equity-Income Portfolio B                          8    11.14         -          0.00%        1.40%   (6.55%)
  (j) Fidelity Growth Portfolio B                               529    12.61         7          0.00%        1.40%   (19.44%)
  (j) Fidelity High Income Portfolio B                           10     9.03         -          0.00%        1.40%   (13.16%)
  (k) American Century Income & Growth Fund                      11     8.22         -          0.00%        1.40%   (9.60%)
  (k) American Century International Fund                        11     7.19         -          0.00%        1.40%   (29.98%)
  (k) American Century Value Fund                                 9    12.43         -          0.00%        1.40%    11.34%
  MetLife Stock Index Portfolio B                               654    10.85         7          0.00%        1.40%   (14.76%)
  MetLife Davis Venture Value Fund E                            707    10.16         7          0.00%        1.40%   (12.45%)
  MetLife Harris Oakmark Focused Value Fund B                   373    11.95         4          0.00%        1.40%    25.66%
  (k) Dreyfus Capital Appreciation Portfolio B                  701     8.83         6          0.05%        1.40%   (10.89%)
  (k) Dreyfus Disciplined Stock Portfolio B                      11     7.87         -          0.00%        1.40%   (14.67%)
  (k) Dreyfus Stock Index Fund B                                 11     7.97         -          1.12%        1.40%   (13.69%)
  (j) INVESCO Dynamics Fund                                      12     7.20         -          0.00%        1.40%   (32.03%)
  (j) INVESCO High Yield Fund                                    11     7.40         -         10.39%        1.40%   (16.07%)
  (j) PIMCO High Yield Portfolio                                 10     9.95         -          5.07%        1.40%    1.00%
  (j) PIMCO Low Duration Portfolio                                9    11.35         -          2.93%        1.40%    6.87%
  (j) PIMCO StocksPLUS Growth & Income Portfolio                552     8.11         4          3.16%        1.40%   (11.84%)
  (j) PIMCO Total Return Portfolio                                9    11.49         -          2.88%        1.40%    7.02%

(f) For the period from May 1, 2001 to December 31, 2001.
(g) For the period from May 11, 2001 to December 31, 2001.
(h) For the period from May 4, 2001 to December 31, 2001.
(i) For the period from May 1, 2001 to December 31, 2001.
(j) For the period from May 11, 2001 to December 31, 2001.
(k) For the period from May 4, 2001 to December 31, 2001.

/1/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/2/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                             FINANCIAL STATEMENTS
                       December 31, 2004, 2003 and 2002
                         Independent Auditors' Report

      INDEPENDENT AUDITORS' REPORT

      The Board of Directors and Shareholder of
      First MetLife Investors Insurance Company

      We have audited the accompanying balance sheets of First MetLife Investors Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First MetLife Investors Insurance Company as of December 31, 2004 and 2003, and the results of their operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as cumulative effects of changes in accounting principles.

      DELOITTE & TOUCHE LLP

      Certified Public Accountants
      Tampa, FL
      April 25, 2005

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                                   BALANCE SHEETS
                             DECEMBER 31, 2004 AND 2003
               (DOLLARS IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                               2004      2003
                                                                                            ---------- --------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost: $181,210 and $169,960,
   respectively)                                                                            $  183,755 $175,607
 Mortgage loans on real estate                                                                   7,901        -
 Short-term investments                                                                          6,428    2,554
                                                                                            ---------- --------
   Total investments                                                                           198,084  178,161
Cash and cash equivalents                                                                       18,355    3,768
Accrued investment income                                                                        1,948    1,963
Premiums and other receivables                                                                 484,985  239,360
Deferred policy acquisition costs                                                               42,533   21,912
Current income taxes receivable                                                                    171        -
Deferred income taxes                                                                            4,704      287
Other assets                                                                                    12,388    3,925
Separate account assets                                                                        369,996  116,872
                                                                                            ---------- --------
   Total assets                                                                             $1,133,164 $566,248
                                                                                            ========== ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                                            751      248
 Policyholder account balances                                                                 701,749  399,229
 Other policyholder funds                                                                          446       74
 Current income taxes payable                                                                        -    1,508
 Other liabilities                                                                               6,885    3,483
 Separate account liabilities                                                                  369,996  116,872
                                                                                            ---------- --------
   Total liabilities                                                                        $1,079,827 $521,414
                                                                                            ========== ========

Stockholder's Equity:
Common stock, par value $10 per share; 200,000 shares authorized;
   issued and outstanding at December 31, 2004 and 2003                                          2,000    2,000
Additional paid-in capital                                                                      42,721   32,721
Retained earnings                                                                                7,774    7,925
Accumulated other comprehensive income                                                             842    2,188
                                                                                            ---------- --------
   Total stockholders' equity                                                                   53,337   44,834
                                                                                            ---------- --------
   Total liabilities and stockholder's equity                                               $1,133,164 $566,248
                                                                                            ========== ========


                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                   2004     2003    2002
                                                                 -------  -------  -------
REVENUES
Premiums                                                         $   383  $     -  $    86
Investment-type product policy fees                                5,110    1,097      278
Net investment income                                              9,533    8,543    8,773
Other revenues                                                    24,466   17,702   13,738
Net investment gains (losses)                                      1,126     (986)     224
                                                                 -------  -------  -------
   Total revenues                                                 40,618   26,356   23,099
                                                                 -------  -------  -------

EXPENSES
Policyholder benefits and claims                                   2,465      215       79
Interest credited to policyholder account balances                26,065   19,010   16,254
Other expenses                                                    12,439    3,482    1,551
                                                                 -------  -------  -------
   Total expenses                                                 40,969   22,707   17,884
                                                                 -------  -------  -------

(Loss) income before provision for income taxes                     (351)   3,649    5,215
(Benefit) provision for income                                      (188)   1,301    1,800
                                                                 -------  -------  -------
(Loss) income before cumulative effect of a change in accounting    (163)   2,348    3,415
Cumulative effect of a change in accounting, net of income taxes      12        -        -
                                                                 -------  -------  -------
Net (loss) income                                                $  (151) $ 2,348  $ 3,415
                                                                 =======  =======  =======




                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                                           ACCUMULATED
                                                                                              OTHER
                                                                  COMMON PAID-IN RETAINED COMPREHENSIVE
                                                                  STOCK  CAPITAL EARNINGS    INCOME      TOTAL
                                                                  ------ ------- -------- ------------- -------
Balance at January 1, 2002                                        $2,000 $32,721  $2,162     $   669    $37,552
Comprehensive income (loss):
 Net income                                                                        3,415                  3,415
 Other comprehensive income (loss):
   Unrealized investment gains\(losses), net of related offsets,
     reclassification adjustments and income taxes                                               620        620
                                                                                                        -------
 Comprehensive income (loss)                                                                              4,035
                                                                  ---------------------------------------------
Balance at December 31, 2002                                       2,000  32,721   5,577       1,289     41,587
Comprehensive income (loss):
 Net income                                                                        2,348                  2,348
 Other comprehensive income (loss):
   Unrealized investment gains\(losses), net of related offsets,
     reclassification adjustments and income taxes                                               899        899
                                                                                                        -------
 Comprehensive income (loss)                                                                              3,247
                                                                  ---------------------------------------------
Balance at December 31, 2003                                       2,000  32,721   7,925       2,188     44,834
 Capital contribution                                                     10,000                         10,000
Comprehensive income (loss):
 Net income (loss)                                                                  (151)                  (151)
 Other comprehensive income (loss):
   Unrealized investment (losses)\gains, net of related offsets,
     reclassification adjustments and income taxes                                            (1,346)    (1,346)
                                                                                                        -------
 Comprehensive income (loss)                                                                             (1,497)
                                                                  ---------------------------------------------
Balance at December 31, 2004                                      $2,000 $42,721  $7,774     $   842    $53,337
                                                                  =============================================



                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                                      2004       2003       2002
                                                                                   ---------  ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income                                                                  $    (151) $   2,348  $   3,415
 Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization of premiums and accretion of discounts associated with
     investments, net                                                                  1,244        528       (199)
   (Gains) losses from sales of investments and business, net                         (1,171)       986       (224)
   Interest credited to policyholder account balances                                 26,065     19,010     16,254
   Universal life and investment-type product policy fees                             (5,110)    (1,097)      (278)
   Change in accrued investment income                                                    15       (436)      (132)
   Change in premiums and other receivables                                         (245,163)   (17,031)  (107,627)
   Change in deferred policy acquisitions costs, net                                 (19,589)    (6,567)    (5,207)
   Change in insurance related liabilities                                               569        106        146
   Change in income taxes payable                                                     (5,372)      (684)       726
   Change in other assets                                                             (5,582)       301         11
   Change in other liabilities                                                         3,402      1,413     (4,830)
                                                                                   ---------  ---------  ---------
Net cash (used in) operating activities                                             (250,843)    (1,123)   (97,945)
                                                                                   ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments:
   Fixed maturities                                                                   89,135     59,060     87,566
   Mortgage loans on real estate                                                          54          -          -
 Purchases of:
   Fixed maturities                                                                 (100,910)  (101,488)   (84,835)
   Mortgage loans on real estate                                                      (7,955)         -          -
 Net change in short-term investments                                                 (3,875)    (1,950)       (32)
 Net change in other invested assets                                                     (11)        50        (18)
                                                                                   ---------  ---------  ---------
Net cash (used in) provided by investing activities                                  (23,562)   (44,328)     2,681
                                                                                   ---------  ---------  ---------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                          302,239    151,308    117,523
   Withdrawals                                                                       (23,249)  (120,063)   (12,444)
 Capital contribution from the Parent Company                                         10,000          -          -
                                                                                   ---------  ---------  ---------
Net cash provided by financing activities                                            288,990     31,245    105,079
                                                                                   ---------  ---------  ---------
Change in cash and cash equivalents                                                   14,587    (14,206)     9,815
Cash and cash equivalents, beginning of year                                           3,768     17,974      8,159
                                                                                   ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                             $  18,355  $   3,768  $  17,974
                                                                                   =========  =========  =========
Supplemental disclosures of cash flow information:
 Net cash paid (refunded) during the year:
   Interest                                                                        $       -  $       9  $      40
                                                                                   =========  =========  =========
   Income taxes                                                                    $   2,526  $       -  $     (30)
                                                                                   =========  =========  =========


                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BUSINESS

      First MetLife Investors Insurance Company (the "Company"), a New York domiciled life insurance company is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). At October 1, 2004 the Company was sold from MetLife Investors Insurance Company ("MLIIC"), a wholly owned subsidiary of MetLife, to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), and a traditional life product. The Company is licensed to do business in the state of New York. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      BASIS OF PRESENTATION

      The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most significant estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) the fair value of and accounting for derivatives; (iv) the capitalization and amortization of deferred policy acquisition costs ("DAC"), including value of business acquired ("VOBA");
      (v) the liability for future policyholder benefits; (vi) the liability for litigation and regulatory matters; and (vii) accounting for reinsurance transactions. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from those estimates.

      Certain amounts in the prior years' financial statements have been reclassified to conform with the 2004 presentation.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
      (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

      The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary in the period that determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are recorded when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

      Short-term investments are stated at amortized cost, which approximates fair value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities.
      The associated financial statement risk is the volatility in Net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts

      The Company began entering into derivative transactions during the year ended December 31, 2004. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses swaps to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's balance sheet either as assets within Other invested assets or as liabilities within Other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in Net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship. The ineffective portion of the changes in fair value of the hedging instrument is recorded in Net investment gains (losses).

      Under a fair value hedge, changes in the fair value of the derivative, along with changes in the fair value of the hedged item related to the risk being hedged, are reported in Net investment gains (losses). The Company did not have any fair value hedges during the year ended December 31, 2004.

      In a cash flow hedge, changes in the fair value of the derivative are recorded in Other comprehensive income (loss), a separate component of shareholders' equity, and the deferred gains or losses on the derivative are reclassified into the income statement when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company did not have any cash flow hedges at December 31, 2004.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) it is no longer probable that the forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. The changes in fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are amortized into income over the remaining life of the hedging instruments.

      When hedge accounting is discontinued because it is probable that the forecasted transactions will not occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in Net investment gains (losses). Deferred gains and losses of a derivative recorded in Other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in Net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as Net investment gains (losses).

      The Company is also a party to financial instruments in which a derivative is "embedded." For each financial instrument in which a derivative is embedded, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract, and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative, as defined in SFAS 133. If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in Net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in Net investment gains (losses). The Company did not have any embedded derivatives during the year ended December 31, 2004.

      DEFERRED POLICY ACQUISITION COSTS

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC.

      Costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is reestimated and adjusted by a cumulative charge or credit to current operations.

      DAC for annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      VOBA, included as part of DAC, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits or premiums from such policies and contracts.

      SALES INDUCEMENTS

      The Company has two different types of sales inducements: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for as consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

      CASH AND CASH EQUIVALENTS

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      GOODWILL

      The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002 the Company adopted the provisions of SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine if a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period of 20 years and impairments are recognized in operating results when permanent diminution in value was deemed to have occurred.

      The Company recognized no impairments of goodwill during the years ended 2004, 2003 and 2002. Net goodwill, was $177 thousand as of December 31, 2004, 2003 and 2002.

      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

      Differences between the actual experience and assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses.

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of (i) the present value of future benefit payments and related expenses less the present value of future net premiums and (ii) premium deficiency reserves. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities average 5%.

      Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments and premium deficiency reserves. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 10%, less expenses, mortality charges, and withdrawals.

      The Company establishes liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies.

      Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed annuitization benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to the amount of expected future policy benefit payments.

      Deposits related to investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include asset management and advisory fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      INCOME TAXES

      The Company applies the concepts of SFAS No. 109, ACCOUNTING FOR INCOME TAXES ("SFAS 109"), which establishes deferred income tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted rates in effect for the year in which the differences are expected to reverse. SFAS 109 allows recognition of deferred income tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      The Company files a consolidated federal income tax return with MLIIC and its includible affiliates through September 30, 2004. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return. Subsequent to September 30, 2004, the Company will file a separate return.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contact fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the financial statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's separate accounts.

      The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In December 2004, the FASB issued SFAS No. 153, EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION No. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's financial statements at the date of adoption.

      In March 2004, the Emerging Issues Task Force ("EITF") reached further consensus on Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF 03-1 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The Company has complied with the disclosure requirements of EITF 03-1, which were effective December 31, 2003. The accounting guidance of EITF 03-1 relating to the recognition of investment impairment which was to be effective in the third quarter of 2004 has been delayed pending the development of additional guidance. The Company is actively monitoring the deliberations relating to this issue at the FASB and currently is unable to determine the ultimate impact EITF 03-1 will have on its financial statements.

      Effective January 1, 2004, the Company adopted Statement of Position 03-1, as interpreted by Technical Practices Aids issued by the American Institute of Certified Public Accountants. SOP 03-1 provides guidance on
      (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $12 thousand, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $28 thousand, including the cumulative effect of adoption.

      Effective October 1, 2003, the Company adopted Statement 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. The Company's application of Issue B36 did not have a significant impact on the Company's financial statements

      Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its financial statements.

      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS

      ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by Emerging Issues Task Force ("EITF") Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING
      CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). The Company's activities subject to this guidance in 2004 and 2003 were not significant.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2002 the Company adopted SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS--REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 was adopted January 1, 2002. The adoption of SFAS 144 by the Company did not have a material impact on the Company's financial statements at the date of adoption.

      Effective January 1, 2002, the Company adopted SFAS No. 142. SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. There was no impairment of intangible assets or significant reclassifications between goodwill and other intangible assets at January 1, 2002.

2.  INVESTMENTS

      FIXED MATURITIES

      Fixed maturities at December 31, 2004 were as follows:

                                                           GROSS
                                                        UNREALIZED  ESTIMATED
                                              AMORTIZED -----------   FAIR
                                                COST     GAIN  LOSS   VALUE
                                              --------- ------ ---- ---------
                                                  (DOLLARS IN THOUSANDS)
   Fixed Maturities:
      U.S. treasury/agency securities         $ 21,012  $  167 $ 69 $ 21,110
      U.S. corporate securities                 98,693   2,758  658  100,793
      Foreign corporate securities               6,484     202   23    6,663
      Residential mortgage-backed securities    32,493     228   99   32,622
      Commercial mortgage-backed securities     14,397      22   99   14,320
      Asset-backed securities                    8,131     135   19    8,247
                                              --------  ------ ---- --------
      Total fixed maturities                  $181,210  $3,512 $967 $183,755
                                              ========  ====== ==== ========

      Fixed maturities at December 31, 2003 were as follows:

                                                           GROSS
                                                        UNREALIZED  ESTIMATED
                                              AMORTIZED -----------   FAIR
                                                COST     GAIN  LOSS   VALUE
                                              --------- ------ ---- ---------
                                                  (DOLLARS IN THOUSANDS)
   Fixed Maturities:
      U.S. treasury/agency securities         $  3,991  $  282 $  - $  4,273
      U.S. corporate securities                 96,100   4,847  263  100,684
      Foreign government securities              2,412     208    -    2,620
      Foreign corporate securities               7,625     298    -    7,923
      Residential mortgage-backed securities    27,308      92  340   27,060
      Commercial mortgage-backed securities     11,251     142   58   11,335
      Asset-backed securities                   21,273     459   20   21,712
                                              --------  ------ ---- --------
      Total fixed maturities                  $169,960  $6,328 $681 $175,607
                                              ========  ====== ==== ========

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $11,543 thousand and $9,086 thousand at December 31, 2004 and 2003, respectively. These securities had a net unrealized gain of $1,136 thousand and $773 thousand at December 31, 2004 and 2003, respectively. The Company did not have any non-income producing fixed maturities.

      The amortized cost and estimated fair value of bonds at December 31, 2004, by contractual maturity date, are shown below:

                                                                   ESTIMATED
                                                       AMORTIZED     FAIR
                                                         COST        VALUE
                                                       ---------   ---------
                                                       (DOLLARS IN THOUSANDS)
     Due in one year or less                           $  5,007    $  5,041
     Due after one year through five years               88,343      90,328
     Due after five years through ten years              27,442      28,034
     Due after ten years                                  5,397       5,163
                                                       --------    --------
         Sub total                                      126,189     128,566
     Mortgage-backed and other asset-backed securities   55,021      55,189
                                                       --------    --------
         Total fixed maturities                        $181,210    $183,755
                                                       ========    ========

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales or disposals of fixed maturities classified as available-for-sale were as follows:

                                        YEARS ENDED DECEMBER 31,
                                       -------------------------
                                         2004     2003     2002
                                       -------  -------  -------
                                         (DOLLARS IN THOUSANDS)
               Proceeds                $44,241  $20,068  $57,231
               Gross investment gains    1,806      343      900
               Gross investment losses    (624)    (482)    (660)

      Gross investment losses above exclude writedowns recorded during 2003 for other than temporarily impaired available-for-sale securities of $897 thousand. There were no writedowns during 2004 and 2002.

      The Company periodically disposes of fixed maturity at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      The following table shows the estimated fair values and gross unrealized losses of the Company's fixed maturities, aggregated by sector and length of time that the securities have been in a continuous unrealized loss position at December 31, 2004 and 2003:

                                                           DECEMBER 31, 2004
                                 ------------------------------------------------------------------------------
                                  LESS THAN 12 MONTHS  EQUAL TO OR GREATER THAN 12 MONTHS         TOTAL
                                 --------------------- ---------------------------------- ---------------------
                                              GROSS                                                    GROSS
                                 ESTIMATED  UNREALIZED ESTIMATED           GROSS          ESTIMATED  UNREALIZED
                                 FAIR VALUE    LOSS    FAIR VALUE     UNREALIZED LOSS     FAIR VALUE    LOSS
                                 ---------- ---------- ----------     ---------------     ---------- ----------
                                                         (DOLLARS IN THOUSANDS)
U.S. treasury/agency securities   $ 6,925      $ 69      $    -            $  -            $ 6,925      $ 69
U.S. corporate securities          34,678       597       2,885              61             37,563       658
Foreign corporate securities        3,435        23           -               -              3,435        23
Residential mortgage-backed
  securities                        7,555        38       4,029              61             11,584        99
Commercial mortgage-backed
  securities                       11,479        99           -               -             11,479        99
Asset-backed securities             2,978        19           -               -              2,978        19
                                  -------      ----      ------            ----            -------      ----
   Total fixed maturities         $67,050      $845      $6,914            $122            $73,964      $967
                                  =======      ====      ======            ====            =======      ====
Total number of securities in an
  unrealized loss position             28                     3                                 31
                                  =======                ======                            =======

                                                      DECEMBER 31, 2003
                            ------------------------------------------------------------------------------
                             LESS THAN 12 MONTHS  EQUAL TO OR GREATER THAN 12 MONTHS         TOTAL
                            --------------------- ---------------------------------- ---------------------
                                         GROSS                                                    GROSS
                            ESTIMATED  UNREALIZED ESTIMATED           GROSS          ESTIMATED  UNREALIZED
                            FAIR VALUE    LOSS    FAIR VALUE     UNREALIZED LOSS     FAIR VALUE    LOSS
                            ---------- ---------- ----------     ---------------     ---------- ----------
                                                    (DOLLARS IN THOUSANDS)
U.S. corporate securities    $ 9,993      $117       $779             $146            $10,772      $263
Residential mortgage-backed
  securities                  17,076       340                                         17,076       340
Commercial mortgage-backed
  securities                   5,475        58          -                -              5,475        58
Asset-backed securities        5,022        20          -                -              5,022        20
                             -------      ----       ----             ----            -------      ----
   Total fixed maturities    $37,566      $535       $779             $146            $38,345      $681
                             =======      ====       ====             ====            =======      ====

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,092 thousand and $968 thousand at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS ON REAL ESTATE

      The Company had $7,901 thousand commercial mortgage loans, net of $45 thousand in valuation allowances at December 31, 2004. The Company held no mortgage loans at December 31, 2003.

      Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2004, 38%, 37% and 25% of the properties were located in Texas, California, and Puerto Rico, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      There were no impaired or restructured mortgage loans on real estate at December 31, 2004.

      There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2004.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                        2004     2003    2002
                                                        ------  ------  ------
                                                       (DOLLARS IN THOUSANDS)
     Fixed maturities                                  $8,912   $8,415  $8,770
     Mortgage loans on real estate                        221        -       -
     Cash, cash equivalents and short-term investments    411      137     142
                                                        ------  ------  ------
       Total                                            9,544    8,552   8,912
     Less: Investment expenses                             11        9     139
                                                        ------  ------  ------
       Net investment income                           $9,533   $8,543  $8,773
                                                        ======  ======  ======

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                                YEARS ENDED DECEMBER 31,
                                                ---------------------
                                                 2004       2003   2002
                                                ------    -------  ----
                                                (DOLLARS IN THOUSANDS)
          Fixed maturities                      $1,182    $(1,036) $240
          Mortgage loans on real estate            (45)
          Derivatives                              (11)         -     -
          Other                                      -         50   (16)
                                                ------    -------  ----
            Total net investment gains (losses) $1,126    $  (986) $224
                                                ======    =======  ====

      NET UNREALIZED INVESTMENT GAINS

      The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                               YEARS ENDED DECEMBER 31,
                                              -------------------------
                                                2004     2003     2002
                                              -------  -------  -------
                                                (DOLLARS IN THOUSANDS)
        Fixed maturities                      $ 2,545  $ 5,647  $ 4,503
        Amounts allocated from:
          Deferred policy acquisition costs    (1,249)  (2,281)  (2,520)
          Deferred income taxes                  (454)  (1,178)    (694)
                                              -------  -------  -------
          Total                                (1,703)  (3,459)  (3,214)
                                              -------  -------  -------
            Net unrealized investment gains   $   842  $ 2,188  $ 1,289
                                              =======  =======  =======

      The changes in net unrealized investment gains were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     ------------------------
                                                       2004    2003     2002
                                                     -------  ------  -------
                                                      (DOLLARS IN THOUSANDS)
  Balance, beginning of year                         $ 2,188  $1,289  $   669
  Unrealized gains (losses) during the year           (3,102)  1,144    1,992
  Unrealized gains (losses) relating to:
    Deferred policy acquisition costs                  1,032     239   (1,037)
    Deferred income taxes                                724    (484)    (335)
                                                     -------  ------  -------
  Balance, end of year                               $   842  $2,188  $ 1,289
                                                     =======  ======  =======
  Net change in unrealized investment gains (losses) $(1,346) $  899  $   620
                                                     =======  ======  =======

3.  DERIVATIVE FINANCIAL INSTRUMENTS

      Credit default swaps are used by the Company to hedge against credit related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

      These credit default swaps do not qualify for hedge accounting under SFAS 133.

      For the year ended December 31, 2004 recognized as Net investment gains (losses) changes in fair value of ($11) thousand related to derivatives that do not qualify for hedge accounting.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date. Because exchange traded futures and options are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative financial instruments.

      The Company manages its credit risk by entering into derivative transactions with creditworthy counterparties. In addition, the Company enters into over-the-counter derivatives pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange traded futures and options through regulated exchanges and these positions are marked to market and margined on a daily basis.

4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS

      Information regarding VOBA and DAC for the year ended December 31, 2004, 2003 and 2002 is as follows:

                                                       DEFERRED
                                             VALUE OF   POLICY
                                             BUSINESS ACQUISITION
                                             ACQUIRED    COSTS     TOTAL
                                             -------- ----------- -------
                                                (DOLLARS IN THOUSANDS)
      Balance at January 1, 2002              $1,216    $ 9,720   $10,936
      Capitalizations                              -      5,624     5,624
                                              ------    -------   -------
          Total                                1,216     15,344    16,560
                                              ------    -------   -------
      Amortization related to:
        Net investment gains (losses)              -         54        54
        Unrealized investment gains (losses)    (146)     1,183     1,037
        Other expenses                           178        185       363
                                              ------    -------   -------
          Total amortization                      32      1,422     1,454
                                              ------    -------   -------
      Balance at December 31, 2002             1,184     13,922    15,106
      Capitalizations                              -      8,047     8,047
                                              ------    -------   -------
          Total                                1,184     21,969    23,153
                                              ------    -------   -------
      Amortization related to:
        Net investment gains (losses)            (10)      (145)     (155)
        Unrealized investment gains (losses)     (92)      (147)     (239)
        Other expenses                           169      1,466     1,635
                                              ------    -------   -------
          Total amortization                      67      1,174     1,241
                                              ------    -------   -------
      Balance at December 31, 2003             1,117     20,795    21,912
      Capitalizations                              -     29,169    29,169
                                              ------    -------   -------
          Total                                1,117     49,964    51,081
                                              ------    -------   -------
      Amortization related to:
        Net investment gains (losses)             12        188       200
        Unrealized investment gains (losses)     (54)      (978)   (1,032)
        Other expenses                          (574)     9,944     9,370
                                              ------    -------   -------
          Total amortization                    (616)     9,154     8,538
                                              ------    -------   -------
      Dispositions and other                      (2)        (8)      (10)
                                              ------    -------   -------
      Balance at December 31, 2004            $1,731    $40,802   $42,533
                                              ======    =======   =======

      The estimated future amortization expenses allocated to other expense for VOBA is $161 thousand in 2005, $159 thousand in 2006, $154 thousand in 2007, $148 thousand in 2008, and $105 thousand in 2009.

      Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      In the normal course of business the Company reviews and updates the assumptions and methodology used in establishing DAC and VOBA amortization. During 2004 the Company updated significant parts of the underlying assumptions used to establish DAC and VOBA amortization. As a result of the updated assumption, the Company re-estimated the cumulative amortization and recorded a cumulative charge to the current period of $4 million, before income tax, causing an increase in amortization related to other expenses.

      SALES INDUCEMENTS

      Changes in deferred sales inducements are as follows:

                                             SALES INDUCEMENTS
                                           ----------------------
                                           (DOLLARS IN THOUSANDS)
              Balance at January 1, 2004          $ 3,548
              Capitalization                       10,739
              Amortization                         (2,380)
                                                  -------
              Balance at December 31, 2004        $11,907
                                                  =======

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

      The Company had the following types of guarantees relating to annuity contracts at:

                                                      DECEMBER 31, 2004
   ANNUITY CONTRACTS                             -------------------------
                                                 IN THE EVENT       AT
                                                   OF DEATH    ANNUITIZATION
                                                 ------------  -------------
                                                    (DOLLARS IN THOUSANDS)
   RETURN OF NET DEPOSITS
       Separate Account value                     $  93,588            N/A
       Net amount at risk                         $     343(1)         N/A
       Average attained age of contractholders     61 years            N/A
   ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
       Separate Account Value                     $ 305,448      $ 317,155
       Net amount at risk                         $      54(1)   $      50(2)
       Average attained age of contractholders     60 years       59 years

        --------
         (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

         (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      Liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts are as follows:

                                             ANNUITY CONTRACTS
                                           ----------------------
                                                 GUARANTEED
                                               ANNUITIZATION
                                                  BENEFITS
                                           ----------------------
                                           (DOLLARS IN THOUSANDS)
              Balance at January 1, 2004          $    15
              Incurred guaranteed benefits            (15)
              Paid guaranteed benefits                  -
                                                  -------
              Balance at December 31, 2004        $     -
                                                  =======

      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                          DECEMBER 31, 2004
                                        ----------------------
                                        (DOLLARS IN THOUSANDS)
                  Mutual Fund Groupings
                  Equity                       $288,589
                  Bond                           47,984
                  Balanced                       16,766
                  Money Market                    3,529
                  Specialty                       5,728
                                               --------
                    Total                      $362,596
                                               ========

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $369,996 thousand and $116,872 thousand at December 31, 2004 and 2003, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $5,110 thousand, $1,097 thousand and $278 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

      For the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 75% of the mortality risk for all new individual life insurance policies that it writes. The Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contigently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The Company currently reinsures 90% of its new production of fixed annuity to an affiliate. The Company also reinsures with an affiliate certain guarantees in connection with benefit features offered under some of its individual variable annuities.

      The Company had premiums of $383 thousand net of ceded reinsurance of $22 thousand for the year ended December 31, 2004, and $86 thousand with no ceded reinsurance for the year ended December 31, 2002. The Company had no premiums for the year ended December 31, 2003.

      Reinsurance recoveries netted against policyholder benefits were $187 thousand for the year ended December 31, 2004. The Company had no reinsurance recoveries netted against policyholder benefits for the years ended December 31, 2003 and 2002.

6.  INCOME TAXES

      Income tax provision (benefit) attributable to income from operations consists of the following:

                                              YEARS ENDED DECEMBER 31,
                                              -----------------------
                                                2004    2003    2002
                                              -------  ------  ------
                                               (DOLLARS IN THOUSANDS)
         Current:
           Federal:                           $ 3,505  $1,568  $  685
           State:                                   6       -     (29)
         Deferred:
           Federal:                            (3,699)   (267)  1,144
                                              -------  ------  ------
         (Benefit) provision for income taxes $  (188) $1,301  $1,800
                                              =======  ======  ======

      Reconciliations of the income tax provision at the U.S. statutory rate to the provision (benefit) for income taxes as reported for operations were as follows:

                                                YEARS ENDED DECEMBER 31,
                                                ---------------------
                                                 2004     2003    2002
                                                -----    ------  ------
                                                (DOLLARS IN THOUSANDS)
         Tax provision at U.S. statutory rate   $(123)   $1,277  $1,825
         Tax effect of:
           Tax preferred investment income        (10)       (2)     (2)
           State tax net of federal benefit         4         -     (30)
           Other, net                             (59)       26       7
                                                -----    ------  ------
           (Benefit) provision for income taxes $(188)   $1,301  $1,800
                                                =====    ======  ======

      The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities as December 31, 2004 and 2003 are presented below (in thousands):

                                                      2004    2003
            YEARS ENDED DECEMBER 31                  ------- ------
            Deferred tax assets:

            Reserve for future policy benefits       $13,061 $8,478
            Tax basis of intangible assets purchased     263    639
            Capital loss carryforwards                 7,258    176
                                                     ------- ------
            Gross deferred tax assets                 20,582  9,293

            Deferred tax liabilities:

            Deferred policy acquisition costs         13,705  7,292
            Investments                                1,699    430
            Net unrealized investment gains              454  1,178
            Other, net                                    20    106
                                                     ------- ------
              Total deferred tax liabilities          15,878  9,006
                                                     ------- ------
            Net deferred asset                       $ 4,704 $  287
                                                     ======= ======

      The Company has capital loss carryforwards of $343 thousand at December 31, 2004, which will expire between 2006 and 2008. The Company has net operating loss carryforwards of $20,395 thousand which will expire in 2019. A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

      The Company has been audited by the Internal Revenue Service for the years through and including 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

      The Company joined MLIIC's includible affiliates in filing a financial federal income tax return through September 30, 2004. Pursuant to the tax allocation agreement, the amounts due to/(from) affiliates are ($170) thousand at December 31, 2004 and $1,508 thousand at December 31, 2003. Subsequent to September 30, 2004, the Company will file a separate federal tax return.

7.  COMMITMENTS AND CONTINGENCIES

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received a subpoena, including a set of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. Many insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation practices. MetLife is continuing to conduct an internal review of its commission payment practices. The Company continues to fully cooperate with these inquiries.

      Various litigation, claims, requests or assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters that may be brought against the Company, very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

8.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the New York State Insurance Law, the maximum amount of distributions which can be made to MetLife in any given year, without prior approval by the New York Commissioner of Insurance, is equal to the lesser of (i) 10% of the Company's surplus as of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized investment gains). Any dividends paid whether or not in excess of the aforementioned requirements need approval of the New York Commissioner of Insurance. At December 31, 2004, the Company's statutory net gain from operations was less than zero, therefore the Company can not pay a dividend in 2005 without prior approval from the state insurance regulatory authorities.

      STATUTORY EQUITY AND INCOME

      The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis.

      Statutory net income (loss) of the Company, as filed with the Insurance Department of New York, was $(15,402) thousand, $4,318 thousand and $4,489 thousand for the years ended December 31, 2004, 2003 and 2002, respectively; statutory capital and surplus, as filed was, $29,997 thousand and $37,646 thousand at December 31, 2004 and 2003, respectively.

      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2004, 2003 and 2002 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                             YEARS ENDED DECEMBER 31,
                                                             -----------------------
                                                               2004    2003    2002
                                                             -------  -----  -------
                                                              (DOLLARS IN THOUSANDS)
Holding (losses)gains on investments arising during the year $(3,174) $(371) $ 2,415
Income tax effect of holding losses or gains                   1,110    130     (846)
Reclassification adjustments:
    Recognized holding (gains)losses included in current
      year income                                             (1,172)   987     (224)
    Amortization of premium and discount on investments        1,244    528     (199)
    Income tax effect                                            (25)  (530)     148
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts                                1,032    239   (1,037)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts                                    (361)   (84)     363
                                                             -------  -----  -------
Other comprehensive (loss) income                            $(1,346) $ 899  $   620
                                                             =======  =====  =======

9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2004      2003     2002
                                                --------  -------  -------
                                                  (DOLLARS IN THOUSANDS)
     Compensation                               $     73  $    99  $    24
     Commissions                                  26,330    7,082    5,493
     Interest and debt issue costs                     -        9       40
     Amortization of policy acquisition costs      9,570    1,480      417
     Capitalization of policy acquisition costs  (29,169)  (8,047)  (5,624)
     Other                                         5,635    2,859    1,201
                                                --------  -------  -------
       Total other expenses                     $ 12,439  $ 3,482  $ 1,551
                                                ========  =======  =======

10. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                              CARRYING   ESTIMATED
                                               VALUE     FAIR VALUE
              DECEMBER 31, 2004               --------   ----------
                                              (DOLLARS IN THOUSANDS)
              ASSETS:
                Fixed maturities              $183,755    $183,755
                Mortgage loans on real estate    7,901       8,023
                Short-term investments           6,428       6,428
                Cash and cash equivalents       18,355      18,355
              LIABILITIES:
                Policyholder account balances  701,749     665,344

                                              CARRYING   ESTIMATED
                                               VALUE     FAIR VALUE
              DECEMBER 31, 2003               --------   ----------
                                              (DOLLARS IN THOUSANDS)
              ASSETS:
                Fixed maturities              $175,607    $175,607
                Short-term investments           2,554       2,554
                Cash and cash equivalents        3,768       3,768
              LIABILITIES:
                Policyholder account balances  399,229     380,734

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

         FIXED MATURITIES

            The fair value of fixed maturities is based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

         MORTGAGE LOANS ON REAL ESTATE

            Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

         CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

            The carrying values for cash and cash equivalents and short-term investments approximates fair values due to the short-term maturities of these instruments.

         POLICYHOLDER ACCOUNT BALANCES

            The fair value of policyholder account balances is estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

11. RELATED PARTY TRANSACTIONS

      Effective 2001, the Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies. Metropolitan Life Insurance Company ("Metropolitan Life") provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2004, 2003 and 2002 for the Company, recorded in other expenses were $5,406 thousand, $2,231 thousand and $771 thousand, respectively.

      Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand alone entity.

      The Company has various reinsurance agreements with affiliated entities. Included in other revenues are reinsurance financing fees received from Metropolitan Life a related party, of $25,157 thousand, $17,582 thousand and $13,730 thousand in 2004, 2003 and 2002, respectively. Included in premiums and other receivables are ceded receivables to Metropolitan Life of $406,713 thousand and $242,990 thousand at December 31, 2004 and 2003, respectively.

      In 2004, the Company received a cash capital contribution of $10,000 thousand dollars from Metropolitan Life.